UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

DANIEL J. MAVICO

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MAY 31

Date of Reporting Period: AUGUST 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2016

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CORNERSTONE AGGRESSIVE FUND

AUGUST 31, 2016

(Form N-Q)

97458 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Aggressive Fund

August 31, 2016 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (34.3%)
	COMMON STOCKS (28.1%)
	Consumer Discretionary (2.6%)
	Advertising (0.1%)
3,500	Omnicom Group, Inc.(a)	$302
	Apparel Retail (0.3%)
3,490	American Eagle Outfitters, Inc.	65
2,810	Buckle, Inc.	72
3,630	Caleres, Inc.	94
7,200	TJX Companies, Inc.	558
		789
	Apparel, Accessories & Luxury Goods (0.0%)
2,840	Fossil Group, Inc.*	81
	Auto Parts & Equipment (0.1%)
4,050	Gentex Corp.	72
2,650	Gentherm, Inc.*	87
		159
	Automobile Manufacturers (0.1%)
1,500	Thor Industries, Inc.	122
	Broadcasting (0.2%)
7,000	CBS Corp. "B"	357
	Footwear (0.1%)
2,810	Steven Madden Ltd.*	99
4,030	Wolverine World Wide, Inc.	96
		195
	General Merchandise Stores (0.2%)
1,150	Big Lots, Inc.	56
2,000	Dollar General Corp.	147
4,100	Target Corp.	288
		491
	Home Improvement Retail (0.4%)
6,700	Home Depot, Inc.(a)	899
	Homebuilding (0.2%)
2,350	CalAtlantic Group, Inc.	86
6,620	KB Home	104
3,430	M/I Homes, Inc.*	79
3,490	Meritage Homes Corp.*	125
30	NVR, Inc.*	51
		445
	Hotels, Resorts & Cruise Lines (0.3%)
13,400	Carnival Corp.(a)	640

1 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
2,300	Royal Caribbean Cruises Ltd.	$164
		804
	Internet Retail (0.4%)
1,100	Amazon.com, Inc.*	846
	Leisure Products (0.0%)
6,910	Callaway Golf Co.	79
	Publishing (0.1%)
3,930	Gannett Co., Inc.	47
1,550	John Wiley & Sons, Inc. "A"	90
1,570	Meredith Corp.	83
		220
	Restaurants (0.0%)
1,180	DineEquity, Inc.	92
	Specialty Stores (0.1%)
4,050	Hibbett Sports, Inc.*	155
200	Ulta Salon, Cosmetics & Fragrance, Inc.*	50
		205
	Total Consumer Discretionary	6,086
	Consumer Staples (2.6%)
	Agricultural Products (0.2%)
4,500	Bunge Ltd.	288
1,600	Ingredion, Inc.	219
		507
	Drug Retail (0.5%)
3,450	CVS Health Corp.(a)	322
9,500	Walgreens Boots Alliance, Inc.(a)	767
		1,089
	Food Retail (0.1%)
7,500	Kroger Co.	240
	Household Products (0.3%)
7,200	Procter & Gamble Co.	629
	Hypermarkets & Super Centers (0.3%)
11,000	Wal-Mart Stores, Inc.	786
	Packaged Foods & Meat (0.2%)
5,600	Kraft Heinz Co.	501
	Soft Drinks (0.5%)
6,600	Coca-Cola Co.(a)	287
8,800	PepsiCo, Inc.	939
		1,226
	Tobacco (0.5%)
3,500	Altria Group, Inc.(a)	231
3,100	Philip Morris International, Inc.	310
9,300	Reynolds American, Inc.(a)	461
1,530	Universal Corp.	92
		1,094
	Total Consumer Staples	6,072
	Energy (1.8%)
	Integrated Oil & Gas (0.9%)
4,250	Chevron Corp.	427
8,400	Exxon Mobil Corp.	732

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
12,220	Occidental Petroleum Corp.	$939
		2,098
	Oil & Gas Drilling (0.2%)
5,260	Atwood Oceanics, Inc.	42
6,300	Helmerich & Payne, Inc.	381
5,480	Noble Corp. plc	32
5,020	Rowan Companies plc "A"	62
		517
	Oil & Gas Equipment & Services (0.3%)
2,710	Dril-Quip, Inc.*	151
2,840	Halliburton Co.(a)	122
3,600	Schlumberger Ltd.(a)	284
		557
	Oil & Gas Exploration & Production (0.4%)
11,900	ConocoPhillips(a)	488
3,400	EOG Resources, Inc.	301
1,530	PDC Energy, Inc.*	102
		891
	Oil & Gas Refining & Marketing (0.0%)
1,030	REX American Resources Corp.*	83
	Total Energy	4,146
	Financials (4.4%)
	Asset Management & Custody Banks (0.3%)
1,400	Ameriprise Financial, Inc.	141
4,910	Eaton Vance Corp.	197
5,240	Federated Investors, Inc. "B"	169
6,130	Waddell & Reed Financial, Inc. "A"	114
		621
	Consumer Finance (0.5%)
38,414	Synchrony Financial	1,069
	Diversified Banks (1.4%)
76,300	Bank of America Corp.	1,232
18,810	Citigroup, Inc.	898
17,310	JPMorgan Chase & Co.	1,168
		3,298
	Life & Health Insurance (0.0%)
2,230	American Equity Investment Life Holding Co.	39
	Multi-Line Insurance (0.0%)
670	American Financial Group, Inc.	50
	Property & Casualty Insurance (0.8%)
5,400	Allstate Corp.(a)	372
1,310	AMERISAFE, Inc.	79
5,650	Chubb Ltd.	717
870	Hanover Insurance Group, Inc.	68
4,570	Old Republic International Corp.	88
9,700	Progressive Corp.	316
2,480	Selective Insurance Group, Inc.	99
1,350	W.R. Berkley Corp.	80
		1,819
	Regional Banks (1.2%)
860	Bank of Hawaii Corp.	62
8,400	BB&T; Corp.	323
3,550	Cathay General Bancorp	112
16,500	Fifth Third Bancorp(a)	333

3 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
5,022	Huntington Bancshares, Inc.	$50
85,880	KeyCorp(a)	1,079
5,200	PNC Financial Services Group, Inc.	469
2,580	Prosperity Bancshares, Inc.	143
13,390	TCF Financial Corp.	196
7,450	United Community Banks, Inc.	156
		2,923
	Reinsurance (0.1%)
960	Endurance Specialty Holdings Ltd.	63
810	Reinsurance Group of America, Inc.	87
		150
	Thrifts & Mortgage Finance (0.1%)
5,210	Astoria Financial Corp.	80
3,430	Washington Federal, Inc.	91
		171
	Total Financials	10,140
	Health Care (4.6%)
	Biotechnology (0.9%)
14,200	AbbVie, Inc.	910
2,500	Amgen, Inc.(a)	425
1,150	Biogen, Inc.*	352
4,450	Gilead Sciences, Inc.	349
320	Ligand Pharmaceuticals, Inc.*	33
760	United Therapeutics Corp.*	93
		2,162
	Health Care Distributors (0.3%)
3,300	McKesson Corp.	609
2,060	Owens & Minor, Inc.	71
		680
	Health Care Equipment (0.7%)
7,900	Hologic, Inc.*	304
2,460	Masimo Corp.*	145
13,700	Medtronic plc	1,192
		1,641
	Health Care Facilities (0.1%)
10,680	Select Medical Holdings Corp.*	127
1,360	Surgical Care Affiliates, Inc.*	56
		183
	Health Care Services (0.1%)
1,740	AMN Healthcare Services, Inc.*	63
950	Chemed Corp.	128
1,700	MEDNAX, Inc.*	112
		303
	Health Care Supplies (0.0%)
1,700	Anika Therapeutics, Inc.*	80
	Life Sciences Tools & Services (0.5%)
1,470	Cambrex Corp.*	63
1,880	Charles River Laboratories International, Inc.*	156
4,650	Luminex Corp.*	98
4,800	Thermo Fisher Scientific, Inc.	731
		1,048
	Managed Health Care (0.3%)
4,500	UnitedHealth Group, Inc.	612

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Pharmaceuticals (1.7%)
2,550	Allergan plc*	$598
7,290	Johnson & Johnson(a)	870
18,400	Merck & Co., Inc.	1,156
37,876	Pfizer, Inc.	1,318
2,520	Prestige Brands Holdings, Inc.*	121
		4,063
	Total Health Care	10,772
	Industrials (3.4%)
	Aerospace & Defense (1.0%)
3,800	Boeing Co.	492
3,000	Honeywell International, Inc.(a)	350
600	Lockheed Martin Corp.(a)	146
1,040	Moog, Inc. "A"*	61
10,900	Spirit AeroSystems Holdings, Inc. "A"*	500
820	Teledyne Technologies, Inc.*	88
5,800	United Technologies Corp.(a)	617
		2,254
	Air Freight & Logistics (0.1%)
1,000	FedEx Corp.(a)	165
1,100	United Parcel Service, Inc. "B"	120
		285
	Airlines (0.2%)
7,900	JetBlue Airways Corp.*	126
3,200	Southwest Airlines Co.	118
4,200	United Continental Holdings, Inc.*	212
		456
	Building Products (0.1%)
1,690	A.O. Smith Corp.	163
3,600	Masco Corp.	128
660	Universal Forest Products, Inc.	72
		363
	Commercial Printing (0.1%)
1,510	Deluxe Corp.	103
7,670	R.R. Donnelley & Sons Co.	131
		234
	Construction & Engineering (0.2%)
12,180	AECOM*	376
1,200	Dycom Industries, Inc.*	97
		473
	Construction Machinery & Heavy Trucks (0.1%)
2,350	Greenbrier Companies, Inc.	79
2,040	Trinity Industries, Inc.	50
		129
	Diversified Support Services (0.1%)
1,040	G & K Services, Inc. "A"	101
480	UniFirst Corp.	62
		163
	Electrical Components & Equipment (0.2%)
4,550	Eaton Corp. plc	303
1,230	EnerSys	86
		389

5 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Environmental & Facilities Services (0.0%)
2,020	ABM Industries, Inc.	$78
	Heavy Electrical Equipment (0.0%)
1,090	AZZ, Inc.	72
	Human Resource & Employment Services (0.1%)
1,710	ManpowerGroup, Inc.	122
	Industrial Conglomerates (0.9%)
5,010	Carlisle Companies, Inc.(a)	525
48,547	General Electric Co.	1,517
		2,042
	Industrial Machinery (0.3%)
1,200	Barnes Group, Inc.	50
950	Crane Co.	61
1,920	Mueller Industries, Inc.	66
1,070	Nordson Corp.	106
3,200	Stanley Black & Decker, Inc.(a)	396
		679
	Marine (0.0%)
2,690	Matson, Inc.	104
	Trading Companies & Distributors (0.0%)
1,180	Applied Industrial Technologies, Inc.	56
1,230	GATX Corp.	54
		110
	Total Industrials	7,953
	Information Technology (6.1%)
	Application Software (0.2%)
1,500	Ebix, Inc.	86
850	MicroStrategy, Inc. "A"*	142
3,430	Synopsys, Inc.*	203
		431
	Communications Equipment (0.6%)
43,100	Cisco Systems, Inc.	1,355
920	Plantronics, Inc.	47
		1,402
	Data Processing & Outsourced Services (1.1%)
2,350	Broadridge Financial Solutions, Inc.	163
3,800	Convergys Corp.	113
950	CSG Systems International, Inc.	42
750	DST Systems, Inc.	91
2,390	Jack Henry & Associates, Inc.	209
6,500	MasterCard, Inc. "A"	628
2,310	Sykes Enterprises, Inc.*	67
14,500	Visa, Inc. "A"	1,173
		2,486
	Electronic Components (0.1%)
1,440	Belden, Inc.	107
650	Littelfuse, Inc.	83
		190
	Electronic Equipment & Instruments (0.0%)
2,310	Keysight Technologies, Inc.*	70
	Electronic Manufacturing Services (0.1%)
1,530	Methode Electronics, Inc.	56

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
1,660	Plexus Corp.*	$77
		133
	Internet Software & Services (1.1%)
2,565	Alphabet, Inc. "A"*	2,026
5,100	Facebook, Inc. "A"*	643
670	J2 Global, Inc.	46
		2,715
	IT Consulting & Other Services (0.1%)
4,250	Computer Sciences Corp.	200
	Semiconductor Equipment (0.4%)
14,400	Applied Materials, Inc.(a)	430
1,210	Cabot Microelectronics Corp.	60
3,800	Lam Research Corp.	354
1,470	MKS Instruments, Inc.	72
1,910	Tessera Technologies, Inc.	64
		980
	Semiconductors (0.2%)
4,790	Intel Corp.	172
6,200	QUALCOMM, Inc.	391
		563
	Systems Software (1.0%)
24,000	Microsoft Corp.	1,379
24,400	Oracle Corp.	1,006
		2,385
	Technology Distributors (0.2%)
1,870	Arrow Electronics, Inc.*	123
1,990	Avnet, Inc.	83
2,950	Ingram Micro, Inc. "A"	103
780	SYNNEX Corp.	83
610	Tech Data Corp.*	45
		437
	Technology Hardware, Storage, & Peripherals (1.0%)
13,815	Apple, Inc.	1,466
19,800	Hewlett Packard Enterprise Co.	425
12,900	HP, Inc.	185
5,400	Western Digital Corp.(a)	252
		2,328
	Total Information Technology	14,320
	Materials (0.7%)
	Commodity Chemicals (0.1%)
2,500	LyondellBasell Industries N.V. "A"	197
	Diversified Chemicals (0.2%)
8,300	Dow Chemical Co.(a)	445
	Metal & Glass Containers (0.0%)
900	AptarGroup, Inc.	70
	Paper Packaging (0.1%)
1,030	Bemis Co., Inc.	54
1,410	Packaging Corp. of America	111
1,280	Sonoco Products Co.	66
		231
	Paper Products (0.1%)
5,110	KapStone Paper & Packaging Corp.	90

7 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Specialty Chemicals (0.1%)
970	Innospec, Inc.	$58
1,150	Stepan Co.	81
1,160	Valspar Corp.	122
		261
	Steel (0.1%)
2,130	Reliance Steel & Aluminum Co.	153
2,280	Worthington Industries, Inc.	98
		251
	Total Materials	1,545
	Telecommunication Services (0.9%)
	Integrated Telecommunication Services (0.9%)
32,100	AT&T;, Inc.(a)	1,312
2,860	Consolidated Communications Holdings, Inc.	69
13,861	Verizon Communications, Inc.(a)	725
		2,106
	Total Telecommunication Services	2,106
	Utilities (1.0%)
	Electric Utilities (0.8%)
3,210	ALLETE, Inc.	190
4,800	American Electric Power Co., Inc.	310
5,500	Duke Energy Corp.(a)	438
5,300	Edison International	386
1,900	NextEra Energy, Inc.	230
9,700	PPL Corp.(a)	337
		1,891
	Gas Utilities (0.1%)
850	Spire, Inc.	55
1,980	UGI Corp.	90
		145
	Multi-Utilities (0.1%)
1,880	Avista Corp.	76
3,020	NorthWestern Corp.	175
1,100	Sempra Energy	115
		366
	Total Utilities	2,402
	Total Common Stocks (cost: $57,513)	65,542
	PREFERRED STOCKS (0.6%)
	Consumer Staples (0.2%)
	Agricultural Products (0.2%)
8,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	247
2,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)	213
		460
	Total Consumer Staples	460
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.0%)
300	Chesapeake Energy Corp., 5.75%, perpetual(b)	124
		124

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Storage & Transportation (0.1%)
150	Kinder Morgan G.P., Inc., 4.70%, cumulative redeemable(b)	$130
	Total Energy	254
	Financials (0.2%)
	Life & Health Insurance (0.1%)
12,000	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	268
	Regional Banks (0.1%)
235	M&T; Bank Corp., 6.38%, cumulative redeemable, perpetual	249
	Total Financials	517
	Telecommunication Services (0.1%)
	Integrated Telecommunication Services (0.1%)
8,000	Qwest Corp., 6.50%*	208
	Total Preferred Stocks (cost: $1,552)	1,439

EXCHANGE-TRADED FUNDS (5.6%)

28,000	iShares MSCI USA Minimum Volatility ETF	1,287
9,700	Vanguard Mid-Cap ETF	1,255
31,700	Vanguard S&P; 500 ETF	6,325
37,510	Vanguard Total Stock Market ETF	4,190
	Total Exchange-Traded Funds (cost: $12,310)	13,057
	Total U.S. Equity Securities (cost: $71,375)	80,038
	INTERNATIONAL EQUITY SECURITIES (32.0%)
	COMMON STOCKS (1.4%)
	Consumer Discretionary (0.4%)
	Auto Parts & Equipment (0.4%)
3,700	Delphi Automotive plc	261
15,900	Magna International, Inc.	641
		902
	Total Consumer Discretionary	902
	Energy (0.3%)
	Integrated Oil & Gas (0.3%)
9,400	Royal Dutch Shell plc ADR "A"	460
5,100	TOTAL S.A. ADR	243
		703
	Total Energy	703
	Financials (0.2%)
	Property & Casualty Insurance (0.2%)
12,000	XL Group Ltd.	411
	Industrials (0.2%)
	Industrial Conglomerates (0.2%)
4,900	Siemens AG ADR	586
	Information Technology (0.1%)
	Semiconductors (0.1%)
1,000	Broadcom Ltd.	177

9 | USAA Cornerstone Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (0.2%)

Wireless Telecommunication Services (0.2%)

16,000 Vodafone Group plc ADR	$490
Total Common Stocks (cost: $3,184)	3,269

EXCHANGE-TRADED FUNDS (30.6%)

422,900	iShares Core MSCI EAFE ETF	22,951
176,300	iShares Core MSCI Emerging Markets ETF	7,829
48,100	iShares Currency Hedged MSCI EAFE ETF	1,185
72,500	iShares MSCI Canada Index Fund ETF	1,835
67,600	iShares MSCI EAFE Minimum Volatility ETF	4,498
20,200	iShares MSCI Emerging Markets Minimum Volatility ETF	1,076
55,400	iShares MSCI Pacific ex Japan ETF	2,256
33,300	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	1,214
220,200	PowerShares FTSE RAFI Emerging Markets Portfolio	3,887
279,100	Schwab Fundamental International Large Co. Index ETF	6,924
14,790	SPDR S&P; Emerging Markets SmallCap ETF	624
178,300	Vanguard FTSE Developed Markets ETF	6,594
30,000	Vanguard FTSE Emerging Markets ETF	1,121
124,300	Vanguard FTSE Europe ETF	6,042
8,244	WisdomTree Emerging Markets High Dividend Fund	310
16,645	WisdomTree Emerging Markets SmallCap Dividend Fund	691
18,100	WisdomTree Europe Hedged Equity Fund	973
55,907	WisdomTree India Earnings Fund	1,212
6,300	WisdomTree Japan Hedged Equity Fund	272
	Total Exchange-Traded Funds (cost: $73,536)	71,494
	Total International Equity Securities (cost: $76,720)	74,763
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.1%)
	GOLD (0.1%)
	North American Gold Companies (0.1%)
8,197	Hycroft Mining Corp.*(c),(d)	8
2,300	Newmont Mining Corp.	88
		96
	Total Gold (cost: $351)	96
	EXCHANGE-TRADED FUNDS (2.0%)
24,300	First Trust Global Tactical Commodity Strategy Fund*	500
28,600	PowerShares DB Commodity Index Tracking Fund*	412
50,600	United States Commodity Index Fund*	2,097
67,320	VanEck Vectors Gold Miners ETF	1,713
	Total Exchange-Traded Funds (cost: $4,992)	4,722
	Total Precious Metals and Commodity-Related Securities (cost: $5,343)	4,818
	GLOBAL REAL ESTATE EQUITY SECURITIES (2.3%)
	COMMON STOCKS (0.9%)
	REITs - Diversified (0.1%)
1,230	PS Business Parks, Inc.	136
	REITs - Hotel & Resort (0.1%)
3,560	Hospitality Properties Trust	108

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
9,580	Summit Hotel Properties, Inc.	$137
		245
	REITs - Industrial (0.1%)
1,850	EastGroup Properties, Inc.	136
	REITs - Mortgage (0.2%)
28,504	Annaly Capital Management, Inc.	305
7,130	Capstead Mortgage Corp.	71
21,300	Two Harbors Investment Corp.	189
		565
	REITs - Office (0.2%)
700	Boston Properties, Inc.(a)	98
4,550	Corporate Office Properties Trust	130
1,970	Highwoods Properties, Inc.	105
1,560	Kilroy Realty Corp.	113
		446
	REITs - Retail (0.1%)
700	Simon Property Group, Inc.(a)	151
5,600	Urstadt Biddle Properties, Inc. "A"	127
		278
	REITs - Specialized (0.1%)
2,040	Lamar Advertising Co. "A"	127
7,260	Medical Properties Trust, Inc.	111
200	Public Storage	45
		283
	Total Common Stocks (cost: $1,996)	2,089

PREFERRED STOCKS (0.1%)

REITs - Mortgage (0.1%)

8,000 Arbor Realty Trust, Inc., 7.38%* (cost: $200)	204

EXCHANGE-TRADED FUNDS (1.3%)

35,650	Vanguard REIT ETF (cost: $2,879)	3,172
	Total Global Real Estate Equity Securities (cost: $5,075)	5,465
Principal
Amount	Coupon
(000)	Rate	Maturity

BONDS (25.9%)

CORPORATE OBLIGATIONS (2.4%)

Consumer Staples (0.0%)

Food Retail (0.0%)

$ 100 BI-LO, LLC & BI-LO Finance Corp. (b) 9.25% 2/15/2019 86

11 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Energy (0.4%)

Oil & Gas Drilling (0.0%)

$261	Schahin II Finance Co. SPV Ltd. (b),(e)	5.88%	9/25/2023	$35
	Oil & Gas Storage & Transportation (0.4%)
100	Enbridge Energy Partners, LP	7.38	10/15/2045	124
200	Enbridge Energy Partners, LP	8.05	10/01/2077	171
300	Energy Transfer Partners, LP	3.77 (f)	11/01/2066	208
200	Enterprise Products Operating, LLC	7.00	6/01/2067	168
190	Southern Union Co.	3.77 (f)	11/01/2066	128
				799
	Total Energy			834
	Financials (1.5%)
	Asset Management & Custody Banks (0.1%)
200	Prospect Capital Corp.	5.00	7/15/2019	202
	Life & Health Insurance (0.3%)
300	Lincoln National Corp.	3.16 (f)	5/17/2066	234
200	Prudential Financial, Inc.	5.63	6/15/2043	215
350	StanCorp Financial Group, Inc.	6.90	6/01/2067	270
				719
	Multi-Line Insurance (0.3%)
500	Glen Meadow Pass-Through Trust (b)	6.51 (f)	2/12/2067	378
300	Nationwide Mutual Insurance Co. (b)	2.94 (f)	12/15/2024	298
				676
	Property & Casualty Insurance (0.6%)
200	Allstate Corp.	5.75	8/15/2053	217
200	AmTrust Financial Services, Inc.	6.13	8/15/2023	210
200	HSB Group, Inc.	1.59 (f)	7/15/2027	148
250	Ironshore Holdings, Inc. (b)	8.50	5/15/2020	285
395	Oil Insurance Ltd. (b)	3.61 (f)	-(g)	312
100	Progressive Corp.	6.70	6/15/2067	96
				1,268
	Regional Banks (0.2%)
200	Compass Bank	3.88	4/10/2025	195
175	Cullen/Frost Capital Trust II	2.22 (f)	3/01/2034	151
50	First Maryland Capital Trust I	1.68 (f)	1/15/2027	42
200	SunTrust Capital I	1.49 (f)	5/15/2027	166
				554
	Total Financials			3,419
	Industrials (0.1%)
	Airlines (0.0%)
49	Continental Airlines, Inc. Pass-Through Trust	6.25	10/11/2021	52
	Electrical Components & Equipment (0.1%)
100	Artesyn Embedded Technologies, Inc. (b)	9.75	10/15/2020	87
	Total Industrials			139
	Utilities (0.4%)
	Electric Utilities (0.2%)
200	NextEra Energy Capital Holdings, Inc.	6.35 (f)	10/01/2066	162
174	NextEra Energy Capital Holdings, Inc.	6.65	6/15/2067	146
50	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	50
300	PPL Capital Funding, Inc.	6.70	3/30/2067	260
				618

Portfolio of Investments | 12

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)
		Multi-Utilities (0.2%)
	$500	WEC Energy Group, Inc.	6.25%	5/15/2067	$430
		Total Utilities			1,048
		Total Corporate Obligations (cost: $6,261)			5,526
		EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)
		Energy (0.2%)
		Oil & Gas Storage & Transportation (0.2%)
	400	TransCanada PipeLines Ltd.	6.35	5/15/2067	321
		Financials (0.1%)
		Property & Casualty Insurance (0.1%)
	200	QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	228
		Materials (0.1%)
		Gold (0.1%)
	300	Newcrest Finance Proprietary Ltd. (b)	4.45	11/15/2021	315
		Total Eurodollar and Yankee Obligations (cost: $864)			864
		ASSET-BACKED SECURITIES (0.0%)
		Financials (0.0%)
		Asset-Backed Financing (0.0%)
	50	Navient Student Loan Trust (cost: $43)	2.02 (f)	8/25/2050	43
		COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
		Financials (0.1%)
	72	Sequoia Mortgage Trust	1.41 (f)	9/20/2033	64
	252	Structured Asset Mortgage Investments, Inc.	1.01 (f)	7/19/2035	232
	64	Wells Fargo Mortgage Backed Securities Trust	3.00 (f)	4/25/2035	61
		Total Financials			357
		Total Collateralized Mortgage Obligations (cost: $367)			357
		COMMERCIAL MORTGAGE SECURITIES (1.1%)
		Financials (1.1%)
		Commercial Mortgage-Backed Securities (1.0%)
	100	Banc of America Commercial Mortgage, Inc.	6.00	7/10/2044	76
	100	Banc of America Commercial Mortgage, Inc.	5.42	10/10/2045	100
	200	Banc of America Commercial Mortgage, Inc.	6.48	2/10/2051	199
	200	Bear Stearns Commercial Mortgage Securities,
		Inc. (b)	5.66	9/11/2041	195
	50	Citigroup Commercial Mortgage Trust	7.00	12/10/2049	37
	100	Commercial Mortgage Trust	5.38	12/10/2046	97
	350	Credit Suisse Commercial Mortgage Pass-
		Through Trust	0.70	2/15/2040	343
	250	FREMF Mortgage Trust (b)	3.00	8/25/2045	258
	300	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	283
	200	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	194
	47	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	48
	250	J.P. Morgan Chase Commercial Mortgage
		Securities Corp.	6.10	4/17/2045	188

13 | USAA Cornerstone Aggressive Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)
	$300	J.P. Morgan Chase Commercial Mortgage
		Securities Corp.	5.37%	5/15/2047	$301
	100	Morgan Stanley Capital I Trust	5.57	3/12/2044	96
					2,415
		Interest-Only Commercial Mortgage-Backed Securities (0.1%)
	817	CSAIL Commercial Mortgage Trust (c)	1.00	1/15/2049	99
		Total Financials			2,514
		Total Commercial Mortgage Securities (cost: $2,625)			2,514

U.S. GOVERNMENT AGENCY ISSUES (3.8%)(h)

Commercial Mortgage-Backed Securities (0.8%)

250	Fannie Mae (+)	2.15	1/25/2023	255
700	Freddie Mac (+)	3.00	12/25/2025	756
300	Freddie Mac (+)	3.33	5/25/2025	331
500	Freddie Mac (+)	3.51	4/25/2030	561
				1,903
	Mortgage-Backed Pass-Through Securities (3.0%)
589	Freddie Mac (+)	3.00	4/01/2046	612
1,688	Freddie Mac (+)	3.00	6/01/2046	1,754
600	Freddie Mac (+)	3.00	9/01/2046	623
300	Freddie Mac (+)	3.00	9/01/2046	312
3,576	Freddie Mac (+)	3.50	4/01/2046	3,768
				7,069
	Total U.S. Government Agency Issues (cost: $8,814)			8,972

U.S. TREASURY SECURITIES (11.0%)

Bonds (2.0%)

30	3.18%, 8/15/2044 (STRIP Principal)(i)	16
2,250	3.13%, 8/15/2044	2,681
200	3.00%, 11/15/2044	233
100	2.50%, 2/15/2045	105
3,100	3.02%, 5/15/2045 (STRIP Principal)(i)	1,596
		4,631
	Notes (9.0%)
15,000	1.13%, 2/28/2021 (j)	14,982
800	1.63%, 4/30/2023	811
250	2.38%, 8/15/2024	266
100	2.00%, 2/15/2025	104
1,000	2.25%, 11/15/2025	1,058
3,200	1.63%, 2/15/2026	3,214
600	1.63%, 5/15/2026	602
		21,037
	Total U.S. Treasury Securities (cost: $24,719)	25,668
Number
of Shares
	EXCHANGE-TRADED FUNDS (7.1%)
7,970	iShares 20+ Year Treasury Bond ETF	1,115
76,100	iShares iBoxx USD High Yield Corporate Bond ETF	6,598
19,700	Vanguard Mortgage-Backed Securities ETF	1,061
60,500	Vanguard Short-Term Corporate Bond ETF	4,883

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
35,900	Vanguard Total Bond Market ETF	$3,023
	Total Exchange-Traded Funds (cost: $16,147)	16,680
	Total Bonds (cost: $59,840)	60,624

MONEY MARKET INSTRUMENTS (3.5%)

MONEY MARKET FUNDS (3.5%)

	State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (a),(k)
8,140,666	(cost: $8,141)		8,141
	Total Investments (cost: $226,494)		$233,849
			Unrealized
		Contract	Appreciation/
Number of	Expiration	Value	(Depreciation)
Contracts	Date	(000)	(000)

FUTURES (l)

LONG FUTURES

Equity Contracts

133	E-mini S&P; 500	9/16/2016 $	14,427	$467
12	E-mini S&P; Midcap 400	9/16/2016	1,877	28
7	Mini MSCI EAFE	9/16/2016	591	45
46	Mini MSCI Emerging Markets Index	9/16/2016	2,042	91
			18,937	631
	Total Long Futures		$18,937	$631
	Total Futures		$18,937	$631

15 | USAA Cornerstone Aggressive Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks	$65,542	$	— $		— $	65,542
Preferred Stocks	—		1,439		—	1,439
Exchange-Traded Funds	13,057		—		—	13,057
International Equity Securities:
Common Stocks	3,269		—		—	3,269
Exchange-Traded Funds	71,494		—		—	71,494
Precious Metals and Commodity-Related
Securities:
Common Stocks	88		—		8	96
Exchange-Traded Funds	4,722		—		—	4,722
Global Real Estate Equity Securities:
Common Stocks	2,089		—		—	2,089
Preferred Stocks	—		204		—	204
Exchange-Traded Funds	3,172		—		—	3,172
Bonds:
Corporate Obligations	—		5,526		—	5,526
Eurodollar and Yankee Obligations	—		864		—	864
Asset-Backed Securities	—		43		—	43
Collateralized Mortgage Obligations	—		357		—	357
Commercial Mortgage Securities	—		2,514		—	2,514
U.S. Government Agency Issues	—		8,972		—	8,972
U.S. Treasury Securities	24,056		1,612		—	25,668
Exchange-Traded Funds	16,680		—		—	16,680
Money Market Instruments:
Money Market Funds	8,141		—		—	8,141
Futures (1)	631		—		—	631
Total	$212,941		$21,531		$8	$234,480

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common Stocks	Corporate Obligations
Balance as of May 31, 2016	$6	$142
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	(142)
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	2	-
investments

Balance as of August 31, 2016	$8	$-

Portfolio of Investments | 16

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

			Transfers
			into (out
	Transfers into (out of) Level	Transfers into (out of)	of) Level
Assets ($ in 000s)	1	Level 2	3
Corporate			$
Obligations	$-	$142	(142)

Transferred from Level 3 to Level 2 as a result of availability of quoted prices in an active market.

17 | USAA Cornerstone Aggressive Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

18 | USAA Cornerstone Aggressive Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities, and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Option s are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

19 | USAA Cornerstone Aggressive Fund

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 20

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$13,239,000 and $5,884,000, respectively, resulting in net unrealized appreciation of $7,355,000 ..

21 | USAA Cornerstone Aggressive Fund

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $233,587,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 33.3% of net assets at August 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Notes to Portfolio of Investments | 22

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2016.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2016, was $107,000, which represented less than 0.1% of the Fund's net assets.

(d) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $8,000, which represented less than 0.1% of the Fund's net assets.

(e) At August 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(f) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2016.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

23 | USAA Cornerstone Aggressive Fund

(h) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(j) Securities with a value of $999,000 are segregated as collateral for initial margin requirements on open futures contracts.

(k) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

(l) The contract value of futures purchased as a percentage of Net Assets is 8.1%.

* Non-income-producing security.

Notes to Portfolio of Investments | 24

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CORNERSTONE CONSERVATIVE FUND

AUGUST 31, 2016

(Form N-Q)

97456 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Conservative Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (18.1%)

28,002	USAA Aggressive Growth Fund	$1,125
148,810	USAA Emerging Markets Fund	2,348
69,412	USAA Growth Fund	1,780
156,177	USAA Income Stock Fund	2,822
288,914	USAA International Fund	7,821
39,469	USAA Precious Metals and Minerals Fund*	617
128,738	USAA S&P; 500 Index Fund	4,001
174,024	USAA Small Cap Stock Fund	2,887
148,885	USAA Value Fund	2,923
	Total Equity & Alternative Funds (cost: $24,559)	26,324

FIXED-INCOME FUNDS (81.3%)

554,347	USAA Flexible Income Fund	5,244
1,112,203	USAA Government Securities Fund	11,178
1,552,641	USAA High Income Fund	12,468
2,727,150	USAA Income Fund	36,516
3,835,270	USAA Intermediate-Term Bond Fund	41,229
1,220,843	USAA Short-Term Bond Fund	11,232
	Total Fixed-Income Funds (cost: $116,437)	117,867

MONEY MARKET INSTRUMENTS (0.8%)

MONEY MARKET FUNDS (0.8%)

1,153,765 State Street Institutional Liquid Reserves Fund Premier Class, 0.44%(a) (cost: $1,154)	1,154
Total Investments (cost: $142,150)	$145,345
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$26,324	$	— $	— $	26,324
Fixed-Income Funds	117,867		—	—	117,867
Money Market Instruments:
Money Market Funds	1,154		—	—	1,154
Total	$145,345	$	— $	— $	145,345

For the period of June 1, 2016, through August 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Cornerstone Conservative Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed- income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P; 500 Index Fund and the Institutional Shares of the other underlying funds.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2 | USAA Cornerstone Conservative Fund

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$3,373,000 and $178,000 respectively, resulting in net unrealized appreciation of $3,195,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $145,028,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

3 | USAA Cornerstone Conservative Fund

E. Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the underlying USAA funds for the three-month period ended August 31, 2016 (in thousands):

	Purchase	Sales	Dividend	Realized Gain	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)(b)	05/31/2016	08/31/2016
Aggressive Growth	$-	$-	$-	$-	$1,085	$1,125
Emerging Markets	40	-	-	-	2,074	2,348
Flexible Income	822	-	22	-	4,230	5,244
Government Securities	4,043	-	43	-	7,105	11,178
Growth	-	-	-	-	1,699	1,780
High Income	179	1,250	179	(83)	12,910	12,468
Income	2,094	-	294	-	33,411	36,516
Income Stock	10	-	10	-	2,714	2,822
Intermediate-Term Bond	418	4,000	418	(96)	43,536	41,229
International	-	-	-	-	7,610	7,821
Precious Metals and Minerals	-	100	-	29	631	617
S&P; 500 Index	18	-	18	-	3,845	4,001
Short-Term Bond	55	-	55	-	11,092	11,232
Small Cap Stock	-	-	-	-	2,713	2,887
Value	-	-	-	-	2,818	2,923

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CORNERSTONE EQUITY FUND

AUGUST 31, 2016

(Form N-Q)

97459 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Equity Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (99.2%)

117,601	USAA Aggressive Growth Fund	$4,725
593,898	USAA Emerging Markets Fund	9,372
250,629	USAA Growth Fund	6,429
624,635	USAA Income Stock Fund	11,287
1,118,475	USAA International Fund	30,277
75,851	USAA Precious Metals and Minerals Fund*	1,185
500,225	USAA S&P; 500 Index Fund	15,547
692,817	USAA Small Cap Stock Fund	11,494
590,154	USAA Value Fund	11,585
	Total Equity & Alternative Funds (cost: $95,756)	101,901

MONEY MARKET INSTRUMENTS (0.6%)

MONEY MARKET FUNDS (0.6%)

627,927 State Street Institutional Liquid Reserves Fund Premier Class, 0.43%(a) (cost: $628)					628
Total Investments (cost: $96,384)					$102,529
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$101,901	$	— $	— $	101,901
Money Market Instruments:
Money Market Funds	628		—	—	628
Total	$102,529	$	— $	— $	102,529

For the period of June 1, 2016, through August 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or c ircumstance that caused the transfer occurred.

1 | USAA Cornerstone Equity Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Equity Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P; 500 Index Fund and the Institutional Shares of the other underlying funds.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2 | USAA Cornerstone Equity Fund

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$6,560,000 and $415,000 respectively, resulting in net unrealized appreciation of $6,145,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $102,688,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

3 | USAA Cornerstone Equity Fund

E. Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the underlying USAA funds for the three-month period ended August 31, 2016 (in thousands):

	Purchase	Sales	Dividend	Realized Gain	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)(b)	05/31/2016	08/31/2016
Aggressive Growth	$-	$400	$-	$(4)	$4,939	$4,725
Emerging Markets	300	300	-	(25)	8,415	9,372
Growth	-	400	-	30	6,516	6,429
Income Stock	41	200	41	(2)	11,045	11,287
International	150	1,200	-	(139)	30,457	30,277
Precious Metals and Minerals	-	434	-	141	1,430	1,185
S&P; 500 Index	617	100	67	2	14,493	15,547
Small Cap Stock	85	300	-	(44)	11,000	11,494
Value	200	200	-	(13)	11,160	11,585

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND AUGUST 31, 2016

(Form N-Q)

48047 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Aggressive Fund

August 31, 2016 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (29.0%)
	COMMON STOCKS (21.0%)
	Consumer Discretionary (1.9%)
	Advertising (0.1%)
30,300	Omnicom Group, Inc.	$2,610
	Apparel Retail (0.3%)
12,920	American Eagle Outfitters, Inc.	239
10,400	Buckle, Inc.	268
13,420	Caleres, Inc.	348
65,000	TJX Companies, Inc.	5,034
		5,889
	Apparel, Accessories & Luxury Goods (0.0%)
9,910	Fossil Group, Inc.*	283
	Auto Parts & Equipment (0.0%)
14,460	Gentex Corp.	257
9,320	Gentherm, Inc.*	307
		564
	Automobile Manufacturers (0.0%)
5,490	Thor Industries, Inc.	445
	Broadcasting (0.1%)
50,900	CBS Corp. "B"	2,597
	Footwear (0.0%)
10,400	Steven Madden Ltd.*	365
14,270	Wolverine World Wide, Inc.	341
		706
	General Merchandise Stores (0.2%)
4,250	Big Lots, Inc.	210
14,300	Dollar General Corp.	1,050
32,600	Target Corp.	2,288
		3,548
	Home Improvement Retail (0.3%)
57,000	Home Depot, Inc.	7,645
	Homebuilding (0.1%)
8,680	CalAtlantic Group, Inc.	317
24,490	KB Home	385
12,550	M/I Homes, Inc.*	290
12,480	Meritage Homes Corp.*	448
140	NVR, Inc.*	236
		1,676
	Hotels, Resorts & Cruise Lines (0.3%)
108,100	Carnival Corp.	5,167

1 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
18,500	Royal Caribbean Cruises Ltd.	$1,316
		6,483
	Internet Retail (0.4%)
10,100	Amazon.com, Inc.*	7,768
	Leisure Products (0.0%)
25,530	Callaway Golf Co.	292
	Publishing (0.0%)
13,420	Gannett Co., Inc.	160
5,750	John Wiley & Sons, Inc. "A"	335
5,660	Meredith Corp.	300
		795
	Restaurants (0.0%)
4,370	DineEquity, Inc.	341
	Specialty Stores (0.1%)
14,970	Hibbett Sports, Inc.*	574
2,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	495
		1,069
	Total Consumer Discretionary	42,711
	Consumer Staples (2.1%)
	Agricultural Products (0.1%)
32,900	Bunge Ltd.	2,102
5,890	Ingredion, Inc.	807
		2,909
	Drug Retail (0.4%)
27,380	CVS Health Corp.	2,557
75,300	Walgreens Boots Alliance, Inc.	6,078
		8,635
	Food Retail (0.1%)
66,200	Kroger Co.	2,118
	Household Products (0.2%)
55,700	Procter & Gamble Co.	4,863
	Hypermarkets & Super Centers (0.3%)
86,200	Wal-Mart Stores, Inc.	6,158
	Packaged Foods & Meat (0.2%)
50,400	Kraft Heinz Co.	4,510
	Soft Drinks (0.4%)
60,700	Coca-Cola Co.	2,636
73,100	PepsiCo, Inc.	7,804
		10,440
	Tobacco (0.4%)
30,300	Altria Group, Inc.	2,002
27,200	Philip Morris International, Inc.	2,718
74,300	Reynolds American, Inc.	3,683
5,630	Universal Corp.	339
		8,742
	Total Consumer Staples	48,375
	Energy (1.4%)
	Integrated Oil & Gas (0.7%)
37,630	Chevron Corp.	3,785
68,800	Exxon Mobil Corp.	5,995

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
99,400	Occidental Petroleum Corp.	$7,639
		17,419
	Oil & Gas Drilling (0.2%)
18,980	Atwood Oceanics, Inc.	150
52,000	Helmerich & Payne, Inc.	3,144
20,220	Noble Corp. plc	117
17,370	Rowan Companies plc "A"	216
		3,627
	Oil & Gas Equipment & Services (0.2%)
10,110	Dril-Quip, Inc.*	562
22,850	Halliburton Co.	982
28,900	Schlumberger Ltd.	2,283
		3,827
	Oil & Gas Exploration & Production (0.3%)
107,900	ConocoPhillips	4,429
30,200	EOG Resources, Inc.	2,672
5,730	PDC Energy, Inc.*	381
		7,482
	Oil & Gas Refining & Marketing (0.0%)
3,850	REX American Resources Corp.*	310
	Total Energy	32,665
	Financials (3.1%)
	Asset Management & Custody Banks (0.1%)
11,700	Ameriprise Financial, Inc.	1,183
18,060	Eaton Vance Corp.	723
19,280	Federated Investors, Inc. "B"	623
22,550	Waddell & Reed Financial, Inc. "A"	419
		2,948
	Consumer Finance (0.4%)
310,654	Synchrony Financial	8,646
	Diversified Banks (1.2%)
611,200	Bank of America Corp.	9,865
148,917	Citigroup, Inc.	7,109
141,900	JPMorgan Chase & Co.	9,578
		26,552
	Life & Health Insurance (0.0%)
8,270	American Equity Investment Life Holding Co.	146
	Multi-Line Insurance (0.0%)
2,420	American Financial Group, Inc.	182
	Property & Casualty Insurance (0.5%)
45,700	Allstate Corp.	3,152
4,610	AMERISAFE, Inc.	277
41,620	Chubb Ltd.	5,283
3,190	Hanover Insurance Group, Inc.	249
16,730	Old Republic International Corp.	322
78,500	Progressive Corp.	2,556
9,100	Selective Insurance Group, Inc.	363
5,010	W.R. Berkley Corp.	297
		12,499
	Regional Banks (0.9%)
3,150	Bank of Hawaii Corp.	227
68,100	BB&T; Corp.	2,622
12,980	Cathay General Bancorp	408
135,500	Fifth Third Bancorp	2,732

3 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
18,524	Huntington Bancshares, Inc.	$185
645,100	KeyCorp	8,102
45,700	PNC Financial Services Group, Inc.	4,118
9,500	Prosperity Bancshares, Inc.	527
49,230	TCF Financial Corp.	721
27,380	United Community Banks, Inc.	574
		20,216
	Reinsurance (0.0%)
3,500	Endurance Specialty Holdings Ltd.	230
2,970	Reinsurance Group of America, Inc.	319
		549
	Thrifts & Mortgage Finance (0.0%)
19,190	Astoria Financial Corp.	293
12,590	Washington Federal, Inc.	334
		627
	Total Financials	72,365
	Health Care (3.6%)
	Biotechnology (0.7%)
119,140	AbbVie, Inc.	7,637
17,800	Amgen, Inc.	3,027
9,150	Biogen, Inc.*	2,797
36,400	Gilead Sciences, Inc.	2,853
1,170	Ligand Pharmaceuticals, Inc.*	121
2,890	United Therapeutics Corp.*	353
		16,788
	Health Care Distributors (0.2%)
28,500	McKesson Corp.	5,262
7,540	Owens & Minor, Inc.	259
		5,521
	Health Care Equipment (0.6%)
63,200	Hologic, Inc.*	2,428
9,090	Masimo Corp.*	538
111,500	Medtronic plc	9,704
		12,670
	Health Care Facilities (0.0%)
39,480	Select Medical Holdings Corp.*	469
5,060	Surgical Care Affiliates, Inc.*	209
		678
	Health Care Services (0.1%)
6,430	AMN Healthcare Services, Inc.*	233
3,520	Chemed Corp.	475
6,130	MEDNAX, Inc.*	403
		1,111
	Health Care Supplies (0.0%)
6,050	Anika Therapeutics, Inc.*	286
	Life Sciences Tools & Services (0.3%)
4,970	Cambrex Corp.*	213
6,950	Charles River Laboratories International, Inc.*	578
17,190	Luminex Corp.*	362
42,000	Thermo Fisher Scientific, Inc.	6,392
		7,545
	Managed Health Care (0.2%)
37,100	UnitedHealth Group, Inc.	5,047

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Pharmaceuticals (1.5%)
21,600	Allergan plc*	$5,066
59,990	Johnson & Johnson	7,159
152,200	Merck & Co., Inc.	9,557
345,802	Pfizer, Inc.	12,034
9,330	Prestige Brands Holdings, Inc.*	449
		34,265
	Total Health Care	83,911
	Industrials (2.4%)
	Aerospace & Defense (0.8%)
29,900	Boeing Co.	3,871
24,700	Honeywell International, Inc.	2,883
4,200	Lockheed Martin Corp.	1,020
4,040	Moog, Inc. "A"*	238
90,000	Spirit AeroSystems Holdings, Inc. "A"*	4,124
3,090	Teledyne Technologies, Inc.*	331
48,800	United Technologies Corp.	5,194
		17,661
	Air Freight & Logistics (0.1%)
8,300	FedEx Corp.	1,369
9,300	United Parcel Service, Inc. "B"	1,016
		2,385
	Airlines (0.2%)
29,160	JetBlue Airways Corp.*	465
29,200	Southwest Airlines Co.	1,077
34,800	United Continental Holdings, Inc.*	1,754
		3,296
	Building Products (0.1%)
6,270	A.O. Smith Corp.	605
29,000	Masco Corp.	1,029
2,480	Universal Forest Products, Inc.	270
		1,904
	Commercial Printing (0.0%)
5,590	Deluxe Corp.	381
27,760	R.R. Donnelley & Sons Co.	475
		856
	Construction & Engineering (0.2%)
98,680	AECOM*	3,042
4,350	Dycom Industries, Inc.*	353
		3,395
	Construction Machinery & Heavy Trucks (0.0%)
8,510	Greenbrier Companies, Inc.	288
7,360	Trinity Industries, Inc.	180
		468
	Diversified Support Services (0.0%)
3,800	G & K Services, Inc. "A"	370
1,780	UniFirst Corp.	228
		598
	Electrical Components & Equipment (0.1%)
40,000	Eaton Corp. plc	2,662
4,520	EnerSys	318
		2,980

5 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Environmental & Facilities Services (0.0%)
7,410	ABM Industries, Inc.	$285
	Heavy Electrical Equipment (0.0%)
4,050	AZZ, Inc.	269
	Human Resource & Employment Services (0.0%)
5,960	ManpowerGroup, Inc.	426
	Industrial Conglomerates (0.7%)
37,200	Carlisle Companies, Inc.	3,901
400,559	General Electric Co.	12,513
		16,414
	Industrial Machinery (0.2%)
5,150	Barnes Group, Inc.	213
3,550	Crane Co.	228
6,990	Mueller Industries, Inc.	242
3,940	Nordson Corp.	389
28,000	Stanley Black & Decker, Inc.	3,465
		4,537
	Marine (0.0%)
9,580	Matson, Inc.	370
	Trading Companies & Distributors (0.0%)
4,280	Applied Industrial Technologies, Inc.	203
4,520	GATX Corp.	198
		401
	Total Industrials	56,245
	Information Technology (4.6%)
	Application Software (0.1%)
5,620	Ebix, Inc.	320
3,000	MicroStrategy, Inc. "A"*	501
12,720	Synopsys, Inc.*	754
		1,575
	Communications Equipment (0.5%)
353,317	Cisco Systems, Inc.	11,108
3,600	Plantronics, Inc.	183
		11,291
	Data Processing & Outsourced Services (0.8%)
8,730	Broadridge Financial Solutions, Inc.	605
14,060	Convergys Corp.	419
3,880	CSG Systems International, Inc.	170
2,720	DST Systems, Inc.	331
8,700	Jack Henry & Associates, Inc.	759
54,500	MasterCard, Inc. "A"	5,266
8,410	Sykes Enterprises, Inc.*	246
126,500	Visa, Inc. "A"	10,234
		18,030
	Electronic Components (0.0%)
5,390	Belden, Inc.	402
2,380	Littelfuse, Inc.	302
		704
	Electronic Equipment & Instruments (0.0%)
8,360	Keysight Technologies, Inc.*	254
	Electronic Manufacturing Services (0.0%)
5,660	Methode Electronics, Inc.	208

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
6,030	Plexus Corp.*	$278
		486
	Internet Software & Services (1.0%)
21,160	Alphabet, Inc. "A"*	16,713
41,100	Facebook, Inc. "A"*	5,184
2,580	J2 Global, Inc.	176
		22,073
	IT Consulting & Other Services (0.0%)
15,870	Computer Sciences Corp.	746
	Semiconductor Equipment (0.3%)
124,300	Applied Materials, Inc.	3,709
4,260	Cabot Microelectronics Corp.	212
30,700	Lam Research Corp.	2,865
5,420	MKS Instruments, Inc.	264
6,790	Tessera Technologies, Inc.	228
		7,278
	Semiconductors (0.2%)
37,770	Intel Corp.	1,355
53,700	QUALCOMM, Inc.	3,387
		4,742
	Systems Software (0.8%)
190,660	Microsoft Corp.	10,955
205,600	Oracle Corp.	8,475
		19,430
	Technology Distributors (0.1%)
6,670	Arrow Electronics, Inc.*	439
7,250	Avnet, Inc.	302
10,820	Ingram Micro, Inc. "A"	378
2,910	SYNNEX Corp.	309
2,240	Tech Data Corp.*	167
		1,595
	Technology Hardware, Storage, & Peripherals (0.8%)
107,640	Apple, Inc.	11,421
158,900	Hewlett Packard Enterprise Co.	3,413
104,700	HP, Inc.	1,504
45,000	Western Digital Corp.	2,100
		18,438
	Total Information Technology	106,642
	Materials (0.4%)
	Commodity Chemicals (0.1%)
21,000	LyondellBasell Industries N.V. "A"	1,657
	Diversified Chemicals (0.2%)
74,000	Dow Chemical Co.	3,969
	Diversified Metals & Mining (0.0%)
43,000	Freeport-McMoRan, Inc.	442
	Metal & Glass Containers (0.0%)
3,320	AptarGroup, Inc.	259
	Paper Packaging (0.0%)
3,770	Bemis Co., Inc.	198
5,260	Packaging Corp. of America	414
4,790	Sonoco Products Co.	247
		859

7 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Paper Products (0.0%)
19,860	KapStone Paper & Packaging Corp.	$348
	Specialty Chemicals (0.1%)
3,890	Innospec, Inc.	230
4,280	Stepan Co.	301
4,250	Valspar Corp.	448
		979
	Steel (0.0%)
7,680	Reliance Steel & Aluminum Co.	554
7,720	Worthington Industries, Inc.	331
		885
	Total Materials	9,398
	Telecommunication Services (0.7%)
	Integrated Telecommunication Services (0.7%)
266,500	AT&T;, Inc.	10,894
10,510	Consolidated Communications Holdings, Inc.	253
113,355	Verizon Communications, Inc.	5,932
		17,079
	Total Telecommunication Services	17,079
	Utilities (0.8%)
	Electric Utilities (0.7%)
11,570	ALLETE, Inc.	686
39,100	American Electric Power Co., Inc.	2,525
49,800	Duke Energy Corp.	3,967
45,900	Edison International	3,338
19,600	NextEra Energy, Inc.	2,370
76,800	PPL Corp.	2,671
		15,557
	Gas Utilities (0.0%)
3,110	Spire, Inc.	201
7,820	UGI Corp.	356
		557
	Multi-Utilities (0.1%)
6,770	Avista Corp.	275
11,000	NorthWestern Corp.	636
8,000	Sempra Energy	837
		1,748
	Total Utilities	17,862
	Total Common Stocks (cost: $427,468)	487,253
	PREFERRED STOCKS (1.3%)
	Consumer Staples (0.4%)
	Agricultural Products (0.4%)
90,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)	9,571
	Energy (0.3%)
	Oil & Gas Exploration & Production (0.2%)
8,600	Chesapeake Energy Corp., 5.75%, perpetual(a)	3,563

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Storage & Transportation (0.1%)
2,000	Kinder Morgan G.P., Inc., 4.70%, cumulative redeemable(a)	$1,731
	Total Energy	5,294
	Financials (0.4%)
	Life & Health Insurance (0.4%)
381,253	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	8,507
	Reinsurance (0.0%)
3,000	American Overseas Group Ltd., 7.50%, non-cumulative*(b),(c)	600
	Total Financials	9,107
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
200,000	Qwest Corp., 6.50%*	5,191
	Total Preferred Stocks (cost: $34,082)	29,163

EXCHANGE-TRADED FUNDS (6.7%)

272,300	iShares MSCI USA Minimum Volatility ETF	12,517
17,200	SPDR S&P; 500 ETF Trust	3,740
276,400	Vanguard Mid-Cap ETF	35,772
323,000	Vanguard S&P; 500 ETF(d)	64,445
149,900	Vanguard Small-Cap Value ETF	16,639
213,180	Vanguard Total Stock Market ETF	23,812
	Total Exchange-Traded Funds (cost: $146,447)	156,925
	Total U.S. Equity Securities (cost: $607,997)	673,341
	INTERNATIONAL EQUITY SECURITIES (24.9%)
	COMMON STOCKS (1.2%)
	Consumer Discretionary (0.3%)
	Auto Parts & Equipment (0.3%)
35,600	Delphi Automotive plc	2,515
138,500	Magna International, Inc.	5,582
		8,097
	Total Consumer Discretionary	8,097
	Energy (0.3%)
	Integrated Oil & Gas (0.3%)
76,700	Royal Dutch Shell plc ADR "A"	3,751
47,800	TOTAL S.A. ADR	2,282
		6,033
	Total Energy	6,033
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
100,700	XL Group Ltd.	3,447
	Industrials (0.2%)
	Industrial Conglomerates (0.2%)
44,200	Siemens AG ADR	5,285

9 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Information Technology (0.1%)

Semiconductors (0.1%)

7,800 Broadcom Ltd. $ 1,376

Telecommunication Services (0.2%)

Wireless Telecommunication Services (0.2%)

130,900 Vodafone Group plc ADR	4,012
Total Common Stocks (cost: $28,401)	28,250

EXCHANGE-TRADED FUNDS (23.7%)

2,389,075	iShares Core MSCI EAFE ETF	129,655
1,368,786	iShares Core MSCI Emerging Markets ETF	60,788
489,900	iShares Currency Hedged MSCI EAFE ETF	12,066
712,200	iShares MSCI Canada Index Fund ETF	18,026
468,200	iShares MSCI EAFE Minimum Volatility ETF	31,154
144,100	iShares MSCI Emerging Markets Minimum Volatility ETF	7,676
413,200	iShares MSCI Pacific ex Japan ETF	16,830
350,100	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	12,765
1,116,600	PowerShares FTSE RAFI Emerging Markets Portfolio	19,708
100,000	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,309
1,287,700	Schwab Fundamental International Large Co. Index ETF	31,948
107,983	SPDR S&P; Emerging Markets SmallCap ETF	4,558
2,744,600	Vanguard FTSE Developed Markets ETF	101,495
125,000	Vanguard FTSE Emerging Markets ETF	4,669
1,027,600	Vanguard FTSE Europe ETF	49,951
170,548	WisdomTree Emerging Markets High Dividend Fund	6,421
182,288	WisdomTree Emerging Markets SmallCap Dividend Fund	7,563
118,000	WisdomTree Europe Hedged Equity Fund	6,341
693,900	WisdomTree India Earnings Fund	15,044
247,700	WisdomTree Japan Hedged Equity Fund	10,701
	Total Exchange-Traded Funds (cost: $543,293)	549,668
	Total International Equity Securities (cost: $571,694)	577,918
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.1%)
	GOLD (0.4%)
	African Gold Companies (0.1%)
30,000	AngloGold Ashanti Ltd. ADR*	483
64,000	Gold Fields Ltd. ADR	322
		805
	Australian Gold Companies (0.0%)
25,000	Newcrest Mining Ltd.*	417
	European Gold Companies (0.0%)
6,700	Randgold Resources Ltd. ADR	627
	North American Gold Companies (0.3%)
10,200	Agnico-Eagle Mines Ltd.	517
80,395	Alamos Gold, Inc. "A"	565
35,351	AuRico Metals, Inc.*	26
165,000	B2Gold Corp.*	415
23,000	Barrick Gold Corp.	391

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
48,000	Centerra Gold, Inc.	$240
227,400	Dundee Precious Metals, Inc.*	543
91,000	Eldorado Gold Corp.	293
21,000	Goldcorp, Inc.	320
196,721	Hycroft Mining Corp.*(b),(c)	197
100,000	Kinross Gold Corp.*	399
110,000	New Gold, Inc.*	527
31,700	Newmont Mining Corp.	1,212
91,400	Primero Mining Corp.*	139
8,800	Royal Gold, Inc.	645
67,884	SEMAFO, Inc.*	288
35,000	Tahoe Resources, Inc.	457
83,000	Yamana Gold, Inc.	334
		7,507
	South American Gold Companies (0.0%)
44,000	Compania de Minas Buenaventura S.A. ADR*	544
	Total Gold (cost: $16,380)	9,900

SILVER (0.1%)

25,000	Pan American Silver Corp.	435
25,000	Silver Wheaton Corp.	633
	Total Silver (cost: $748)	1,068

EXCHANGE-TRADED FUNDS (1.6%)

224,000	First Trust Global Tactical Commodity Strategy Fund*	4,608
297,334	iShares Silver Trust*	5,269
256,100	PowerShares DB Commodity Index Tracking Fund*	3,685
471,000	United States Commodity Index Fund*	19,523
193,960	VanEck Vectors Gold Miners ETF(d)	4,936
	Total Exchange-Traded Funds (cost: $42,015)	38,021
	Total Precious Metals and Commodity-Related Securities (cost: $59,143)	48,989
	GLOBAL REAL ESTATE EQUITY SECURITIES (1.5%)
	COMMON STOCKS (0.5%)
	REITs - Diversified (0.0%)
4,520	PS Business Parks, Inc.	501
	REITs - Health Care (0.0%)
26,700	Medical Properties Trust, Inc.	408
	REITs - Hotel & Resort (0.0%)
13,110	Hospitality Properties Trust	400
35,070	Summit Hotel Properties, Inc.	501
		901
	REITs - Industrial (0.0%)
6,800	EastGroup Properties, Inc.	499
	REITs - Mortgage (0.3%)
316,010	Annaly Capital Management, Inc.	3,384
26,190	Capstead Mortgage Corp.	260
237,300	Two Harbors Investment Corp.	2,112
		5,756

11 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

REITs - Office (0.1%)

5,600	Boston Properties, Inc.	$785
16,720	Corporate Office Properties Trust	477
7,250	Highwoods Properties, Inc.	384
5,750	Kilroy Realty Corp.	418
		2,064
	REITs - Retail (0.1%)
6,000	Simon Property Group, Inc.	1,292
20,600	Urstadt Biddle Properties, Inc. "A"	468
		1,760
	REITs - Specialized (0.0%)
7,500	Lamar Advertising Co. "A"	467
2,200	Public Storage	493
		960
	Total Common Stocks (cost: $12,327)	12,849

PREFERRED STOCKS (0.1%)

REITs - Mortgage (0.1%)

60,000 Arbor Realty Trust, Inc., 7.38%* (cost: $1,500)	1,531

EXCHANGE-TRADED FUNDS (0.9%)

244,200	Vanguard REIT ETF (cost: $20,163)	21,727
	Total Global Real Estate Equity Securities (cost: $33,990)	36,107
Principal
Amount	Coupon
(000)	Rate	Maturity

BONDS (38.0%)

CORPORATE OBLIGATIONS (8.1%)

Consumer Staples (0.1%)

Food Retail (0.1%)

$ 2,100 BI-LO, LLC & BI-LO Finance Corp. (a) 9.25% 2/15/2019 1,811

Energy (0.8%)

Oil & Gas Drilling (0.0%)

3,683	Schahin II Finance Co. SPV Ltd. (a),(e)	5.88	9/25/2023	498
	Oil & Gas Storage & Transportation (0.8%)
1,300	Enbridge Energy Partners, LP	7.38	10/15/2045	1,608
13,030	Energy Transfer Partners, LP	3.77 (f)	11/01/2066	9,056
7,980	Enterprise Products Operating, LLC	7.00	6/01/2067	6,683
2,352	Southern Union Co.	3.77 (f)	11/01/2066	1,588
				18,935
	Total Energy			19,433

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (5.9%)

Asset Management & Custody Banks (0.4%)

$9,200	Prospect Capital Corp.	5.00%	7/15/2019	$9,276
	Life & Health Insurance (1.2%)
9,342	Lincoln National Corp.	3.16 (f)	5/17/2066	7,287
1,000	Lincoln National Corp.	6.05	4/20/2067	768
7,800	Prudential Financial, Inc.	5.63	6/15/2043	8,375
2,135	Prudential Financial, Inc.	5.20	3/15/2044	2,222
10,935	StanCorp Financial Group, Inc.	6.90	6/01/2067	8,447
				27,099
	Multi-Line Insurance (0.8%)
12,255	Glen Meadow Pass-Through Trust (a)	6.51 (f)	2/12/2067	9,283
10,510	Nationwide Mutual Insurance Co. (a)	2.94 (f)	12/15/2024	10,433
				19,716
	Multi-Sector Holdings (0.3%)
5,325	BNSF Funding Trust I	6.61	12/15/2055	6,151
	Property & Casualty Insurance (2.1%)
10,800	Allstate Corp.	5.75	8/15/2053	11,684
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	10,493
11,050	HSB Group, Inc.	1.59 (f)	7/15/2027	8,197
14,215	Oil Insurance Ltd. (a)	3.61 (f)	-(g)	11,230
6,500	Travelers Companies, Inc.	6.25	3/15/2067	6,468
				48,072
	Regional Banks (0.9%)
1,000	Allfirst Preferred Capital Trust	2.18 (f)	7/15/2029	841
2,000	Compass Bank	6.40	10/01/2017	2,088
2,200	Compass Bank	3.88	4/10/2025	2,144
8,000	Cullen/Frost Capital Trust II	2.22 (f)	3/01/2034	6,918
4,000	First Maryland Capital Trust I	1.68 (f)	1/15/2027	3,360
2,000	Huntington Capital Trust II "B"	1.28 (f)	6/15/2028	1,698
5,039	Manufacturers & Traders Trust Co.	5.63 (f)	12/01/2021	4,961
				22,010
	Reinsurance (0.2%)
4,000	Alterra USA Holdings Ltd. (a)	7.20	4/14/2017	4,099
	REITs - Health Care (0.0%)
1,000	Care Capital Properties, LP (a)	5.13	8/15/2026	1,011
	Total Financials			137,434
	Industrials (0.1%)
	Airlines (0.0%)
588	America West Airlines, Inc. Pass-Through Trust
	(INS)	7.93	7/02/2020	626
	Electrical Components & Equipment (0.1%)
800	Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	692
	Total Industrials			1,318
	Utilities (1.2%)
	Electric Utilities (0.7%)
6,085	NextEra Energy Capital Holdings, Inc.	6.35 (f)	10/01/2066	4,929
7,000	NextEra Energy Capital Holdings, Inc.	6.65	6/15/2067	5,863
500	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	498
7,400	PPL Capital Funding, Inc.	6.70	3/30/2067	6,425
				17,715

13 | USAA Cornerstone Moderately Aggressive Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Multi-Utilities (0.5%)
$13,000	WEC Energy Group, Inc.	6.25%		5/15/2067	$11,180
	Total Utilities				28,895
	Total Corporate Obligations (cost: $190,564)				188,891
	CONVERTIBLE SECURITIES (0.1%)
	Materials (0.1%)
	Gold (0.1%)
754	Hycroft Mining Corp. (h) (cost: $726)	15.00		10/22/2020	1,206
	EURODOLLAR AND YANKEE OBLIGATIONS (0.9%)
	Energy (0.4%)
	Oil & Gas Storage & Transportation (0.4%)
9,650	TransCanada PipeLines Ltd.	6.35		5/15/2067	7,744
1,400	TransCanada Trust	5.63		5/20/2075	1,393
					9,137
	Total Energy				9,137
	Financials (0.3%)
	Property & Casualty Insurance (0.3%)
5,650	QBE Capital Funding III Ltd. (a)	7.25		5/24/2041	6,434
	Materials (0.2%)
	Gold (0.2%)
5,000	Newcrest Finance Proprietary Ltd. (a)	4.45		11/15/2021	5,259
	Utilities (0.0%)
	Electric Utilities (0.0%)
1,000	AusNet Electricity Services Proprietary Ltd.
	(INS)(a)	7.25		12/01/2016	1,010
	Total Eurodollar and Yankee Obligations (cost: $21,794)				21,840
	ASSET-BACKED SECURITIES (0.2%)
	Financials (0.2%)
	Asset-Backed Financing (0.2%)
1,600	Navient Student Loan Trust	2.02	(f)	8/25/2050	1,378
3,000	SLC Student Loan Trust	1.13	(f)	7/15/2036	2,642
1,034	SLM Student Loan Trust	1.26	(f)	10/25/2065	906
					4,926
	Total Financials				4,926
	Total Asset-Backed Securities (cost: $4,540)				4,926
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
1,009	Sequoia Mortgage Trust	1.41	(f)	9/20/2033	896
956	Wells Fargo Mortgage Backed Securities Trust	3.00	(f)	4/25/2035	906
	Total Financials				1,802
	Total Collateralized Mortgage Obligations (cost: $1,883)				1,802

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (3.9%)
	Financials (3.9%)
	Commercial Mortgage-Backed Securities (3.8%)
$10,000	Banc of America Commercial Mortgage, Inc.	6.00%	7/10/2044	$7,600
1,185	Banc of America Commercial Mortgage, Inc.	5.90	5/10/2045	1,184
2,000	Banc of America Commercial Mortgage, Inc.	5.42	10/10/2045	1,997
3,500	Banc of America Commercial Mortgage, Inc.	6.48	2/10/2051	3,482
3,000	Bear Stearns Commercial Mortgage Securities,
	Inc. (a)	5.66	9/11/2041	2,925
1,000	Citigroup Commercial Mortgage Trust	7.00	12/10/2049	748
10,000	Commercial Mortgage Loan Trust	5.00	7/10/2038	9,233
5,632	Commercial Mortgage Loan Trust	6.30	12/10/2049	4,095
1,350	Commercial Mortgage Trust	5.38	12/10/2046	1,309
2,000	Commercial Mortgage Trust (a)	5.54	12/11/2049	2,033
16,400	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.70	2/15/2040	16,096
6,900	FREMF Mortgage Trust (a)	3.00	8/25/2045	7,111
2,000	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	1,886
7,355	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	7,133
1,647	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	1,664
1,000	GMAC Commercial Mortgage Securities, Inc.	4.98	12/10/2041	1,019
1,846	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.74	12/15/2044	1,843
3,675	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.10	4/17/2045	2,764
5,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	5,017
764	Merrill Lynch Mortgage Trust	5.78	7/12/2038	763
3,000	ML-CFC Commercial Mortgage Trust	5.42	8/12/2048	3,033
3,000	ML-CFC Commercial Mortgage Trust	6.07	8/12/2049	2,963
1,000	Morgan Stanley Capital I Trust	5.57	3/12/2044	956
				86,854
	Interest-Only Commercial Mortgage-Backed Securities (0.1%)
25,878	CSAIL Commercial Mortgage Trust (b)	1.00	1/15/2049	3,136
	Total Financials			89,990
	Total Commercial Mortgage Securities (cost: $91,392)			89,990
	U.S. GOVERNMENT AGENCY ISSUES (5.1%)(i)
	Commercial Mortgage-Backed Securities (1.6%)
3,750	Fannie Mae (+)	2.15	1/25/2023	3,828
14,000	Freddie Mac (+)	3.00	12/25/2025	15,110
8,400	Freddie Mac (+)	3.33	5/25/2025	9,277
8,000	Freddie Mac (+)	3.51	4/25/2030	8,972
				37,187
	Mortgage-Backed Pass-Through Securities (3.5%)
15,420	Freddie Mac (+)	3.00	4/01/2046	16,019
35,745	Freddie Mac (+)	3.00	6/01/2046	37,135
4,987	Freddie Mac (+)	3.00	8/01/2046	5,181
22,556	Freddie Mac (+)	3.50	4/01/2046	23,772
9	Government National Mortgage Assn. I	6.50	4/15/2024	11
2	Government National Mortgage Assn. I	7.50	3/15/2017	2
				82,120
	Total U.S. Government Agency Issues (cost: $116,464)			119,307

15 | USAA Cornerstone Moderately Aggressive Fund

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (12.7%)

Bonds (7.8%)

$72,700	3.13%, 8/15/2044	$86,618
11,520	3.18%, 8/15/2044 (STRIPS Principal)(j)	6,064
13,000	3.00%, 11/15/2044	15,136
59,000	3.00%, 5/15/2045	68,704
10,200	3.16%, 5/15/2045 (STRIPS Principal)(j)	5,251
		181,773
	Notes (4.9%)
39,000	1.13%, 2/28/2021(l)	38,954
19,000	1.63%, 4/30/2023	19,251
1,000	2.38%, 8/15/2024	1,066
5,000	2.25%, 11/15/2025	5,292
48,000	1.63%, 2/15/2026	48,203
		112,766
	Total U.S. Treasury Securities (cost: $263,604)	294,539
Number
of Shares
	EXCHANGE-TRADED FUNDS (6.9%)
143,000	iShares 20+ Year Treasury Bond ETF(d)	20,001
502,800	iShares iBoxx USD High Yield Corporate Bond ETF	43,598
554,000	Vanguard Mortgage-Backed Securities ETF	29,833
577,500	Vanguard Short-Term Corporate Bond ETF	46,610
234,500	Vanguard Total Bond Market ETF	19,747
	Total Exchange-Traded Funds (cost: $155,762)	159,789
	Total Bonds (cost: $846,729)	882,290
	MONEY MARKET INSTRUMENTS (4.2%)
	MONEY MARKET FUNDS (4.2%)
	State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (d),(k)
98,878,860	(cost: $98,879)	98,879
	Total Investments (cost: $2,218,432)	$2,317,524

Portfolio of Investments | 16

			Unrealized
			Appreciation/
Number of	Expiration	Contract	(Depreciation)
Contracts Security	Date	Value (000)	(000)

FUTURES (m)

LONG FUTURES

Interest Rate Contracts

60 5 YR U.S. Treasury Note 12/30/2016 $ 7,275 $ 8

Equity Contracts

448	E-mini S&P; 500			9/16/2016	48,597		312
1 E-mini S&P; Midcap 400				9/16/2016	156		7
103	Mini MSCI EAFE			9/16/2016	8,691		353
409 Mini MSCI Emerging Markets Index				9/16/2016	18,158		1,050
					75,602		1,722
	Total Long Futures				$82,877		$1,730
	Total Futures				$82,877		$1,730
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks		$487,253	$	— $		— $	487,253
Preferred Stocks		—		28,563		600	29,163
Exchange-Traded Funds		156,925		—		—	156,925
International Equity Securities:
Common Stocks		28,250		—		—	28,250
Exchange-Traded Funds		549,668		—		—	549,668
Precious Metals and Commodity-Related
Securities:
Common Stocks		10,771		—		197	10,968
Exchange-Traded Funds		38,021		—		—	38,021
Global Real Estate Equity Securities:
Common Stocks		12,849		—		—	12,849
Preferred Stocks		—		1,531		—	1,531
Exchange-Traded Funds		21,727		—		—	21,727
Bonds:
Corporate Obligations		—		188,891		—	188,891
Convertible Securities		—		1,206		—	1,206
Eurodollar and Yankee Obligations		—		21,840		—	21,840
Asset-Backed Securities		—		4,926		—	4,926
Collateralized Mortgage Obligations		—		1,802		—	1,802
Commercial Mortgage Securities		—		89,990		—	89,990
U.S. Government Agency Issues		—		119,307		—	119,307
U.S. Treasury Securities		283,224		11,315		—	294,539
Exchange-Traded Funds		159,789		—		—	159,789
Money Market Instruments:
Money Market Funds		98,879		—		—	98,879
Futures(1)		1,730		—		—	1,730
Total		$1,849,086		$469,371		$797	$2,319,254

1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

17 | USAA Cornerstone Moderately Aggressive Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

				Commercial
	Common	Preferred	Corporate	Mortgage
	Stocks	Stocks	Obligations	Securities
Balance as of May 31, 2016	$148	$750	$7,818	$130
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	(7,818)	-
Net realized gain (loss) on investments	-	-	(2,500)	(2,150)
Change in net unrealized	49	(150)	2,500	2,020
appreciation/(depreciation) of investments

Balance as of August 31, 2016	$197	$600	$-	$ -

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers into (out of) Level	Transfers into (out of) Level	Transfers into (out of) Level
Assets ($ in 000s)	1	2	3
Corporate Obligations	$-	$7,818	$(7,818)

Transferred from Level 3 to Level 2 as a result of availability of quoted prices in an active market.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

19 | USAA Cornerstone Moderately Aggressive Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

Notes to Portfolio of Investments | 20

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer, or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

21 | USAA Cornerstone Moderately Aggressive Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$165,491,000 and $66,399,000, respectively, resulting in net unrealized appreciation of $99,092,000 ..

Notes to Portfolio of Investments | 22

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,323,620,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.8% of net assets at August 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

23 | USAA Cornerstone Moderately Aggressive Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by AMBAC Assurance Corp.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2016, was $3,933,000, which represented 0.2% of the Fund's net assets.

(c) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $797,000, which represented less than 0.1% of the Fund's net assets.

(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2016.

(e) At August 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(f) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2016.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

Notes to Portfolio of Investments | 24

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(k) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

(l) Securities with a value of $3,995,000 are segregated as collateral for initial margin requirements on open futures contracts.

(m) The contract value of futures purchased as a percentage of Net Assets is 3.6%.

* Non-income-producing security.

25 | USAA Cornerstone Moderately Aggressive Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND AUGUST 31, 2016

(Form N-Q)

97457 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Conservative Fund

August 31, 2016 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (20.9%)
	COMMON STOCKS (8.1%)
	Consumer Discretionary (0.7%)
	Advertising (0.0%)
1,100	Omnicom Group, Inc.	$95
	Apparel Retail (0.1%)
2,200	TJX Companies, Inc.	170
	Broadcasting (0.1%)
2,000	CBS Corp. "B"	102
	General Merchandise Stores (0.1%)
600	Dollar General Corp.	44
1,300	Target Corp.	91
		135
	Home Improvement Retail (0.1%)
2,200	Home Depot, Inc.	295
	Hotels, Resorts & Cruise Lines (0.1%)
4,100	Carnival Corp.	196
700	Royal Caribbean Cruises Ltd.	50
		246
	Internet Retail (0.2%)
400	Amazon.com, Inc.*	308
	Total Consumer Discretionary	1,351
	Consumer Staples (0.9%)
	Agricultural Products (0.0%)
1,350	Bunge Ltd.	86
	Drug Retail (0.2%)
1,050	CVS Health Corp.	98
3,300	Walgreens Boots Alliance, Inc.	266
		364
	Food Retail (0.0%)
2,300	Kroger Co.	74
	Household Products (0.1%)
2,200	Procter & Gamble Co.	192
	Hypermarkets & Super Centers (0.1%)
3,300	Wal-Mart Stores, Inc.	236
	Packaged Foods & Meat (0.1%)
1,800	Kraft Heinz Co.	161
	Soft Drinks (0.2%)
2,000	Coca-Cola Co.	87

1 | USAA Cornerstone Moderately Conservative Fund

			Market
Number			Value
of Shares	Security		(000)
2,700	PepsiCo, Inc.		$288
			375
	Tobacco (0.2%)
1,300	Altria Group, Inc.		86
1,100	Philip Morris International, Inc.		110
2,800	Reynolds American, Inc.		139
			335
	Total Consumer Staples		1,823
	Energy (0.5%)
	Integrated Oil & Gas (0.2%)
1,250	Chevron Corp.		126
2,600	Exxon Mobil Corp.		226
3,510	Occidental Petroleum Corp.		270
			622
	Oil & Gas Drilling (0.1%)
1,900	Helmerich & Payne, Inc.		115
	Oil & Gas Equipment & Services (0.1%)
950	Halliburton Co.		41
1,100	Schlumberger Ltd.		87
			128
	Oil & Gas Exploration & Production (0.1%)
3,500	ConocoPhillips		144
1,100	EOG Resources, Inc.		97
			241
	Total Energy		1,106
	Financials (1.2%)
	Asset Management & Custody Banks (0.0%)
500	Ameriprise Financial, Inc.		51
	Consumer Finance (0.2%)
11,677	Synchrony Financial		325
	Diversified Banks (0.5%)
23,300	Bank of America Corp.		376
5,810	Citigroup, Inc.		277
5,330	JPMorgan Chase & Co.		360
			1,013
	Property & Casualty Insurance (0.2%)
1,800	Allstate Corp.		124
1,520	Chubb Ltd.		193
2,900	Progressive Corp.		94
			411
	Regional Banks (0.3%)
2,600	BB&T; Corp.		100
5,100	Fifth Third Bancorp		103
22,900	KeyCorp		288
1,600	PNC Financial Services Group, Inc.		144
			635
	Total Financials		2,435
	Health Care (1.4%)
	Biotechnology (0.3%)
4,300	AbbVie, Inc.		276
700	Amgen, Inc.		119

		Portfolio of Investments	| 2

		Market
Number		Value
of Shares	Security	(000)
370	Biogen, Inc.*	$113
1,350	Gilead Sciences, Inc.	106
		614
	Health Care Distributors (0.1%)
1,000	McKesson Corp.	185
	Health Care Equipment (0.2%)
2,400	Hologic, Inc.*	92
4,000	Medtronic plc	348
		440
	Life Sciences Tools & Services (0.1%)
1,400	Thermo Fisher Scientific, Inc.	213
	Managed Health Care (0.1%)
1,500	UnitedHealth Group, Inc.	204
	Pharmaceuticals (0.6%)
800	Allergan plc*	188
2,400	Johnson & Johnson	286
5,600	Merck & Co., Inc.	352
11,653	Pfizer, Inc.	405
		1,231
	Total Health Care	2,887
	Industrials (0.9%)
	Aerospace & Defense (0.3%)
1,100	Boeing Co.	142
910	Honeywell International, Inc.	106
250	Lockheed Martin Corp.	61
3,300	Spirit AeroSystems Holdings, Inc. "A"*	151
1,700	United Technologies Corp.	181
		641
	Air Freight & Logistics (0.0%)
300	FedEx Corp.	49
300	United Parcel Service, Inc. "B"	33
		82
	Airlines (0.1%)
1,000	Southwest Airlines Co.	37
1,200	United Continental Holdings, Inc.*	60
		97
	Building Products (0.0%)
1,100	Masco Corp.	39
	Construction & Engineering (0.1%)
3,700	AECOM*	114
	Electrical Components & Equipment (0.0%)
1,450	Eaton Corp. plc	97
	Industrial Conglomerates (0.3%)
1,200	Carlisle Companies, Inc.	126
14,843	General Electric Co.	464
		590
	Industrial Machinery (0.1%)
1,000	Stanley Black & Decker, Inc.	124
	Total Industrials	1,784

3 | USAA Cornerstone Moderately Conservative Fund

Market
Number	Value
of Shares Security	(000)

Information Technology (1.8%)

Communications Equipment (0.2%)

13,063	Cisco Systems, Inc.	$411
	Data Processing & Outsourced Services (0.3%)
2,000	MasterCard, Inc. "A"	193
4,400	Visa, Inc. "A"	356
		549
	Internet Software & Services (0.4%)
790	Alphabet, Inc. "A"*	624
1,600	Facebook, Inc. "A"*	202
		826
	Semiconductor Equipment (0.1%)
4,400	Applied Materials, Inc.	131
1,100	Lam Research Corp.	103
		234
	Semiconductors (0.1%)
1,600	Intel Corp.	57
1,900	QUALCOMM, Inc.	120
		177
	Systems Software (0.4%)
7,400	Microsoft Corp.	425
7,500	Oracle Corp.	309
		734
	Technology Hardware, Storage, & Peripherals (0.3%)
4,270	Apple, Inc.	453
6,000	Hewlett Packard Enterprise Co.	129
3,900	HP, Inc.	56
1,600	Western Digital Corp.	75
		713
	Total Information Technology	3,644
	Materials (0.1%)
	Commodity Chemicals (0.0%)
800	LyondellBasell Industries N.V. "A"	63
	Diversified Chemicals (0.1%)
2,600	Dow Chemical Co.	139
	Total Materials	202
	Telecommunication Services (0.3%)
	Integrated Telecommunication Services (0.3%)
9,700	AT&T;, Inc.	397
4,251	Verizon Communications, Inc.	222
		619
	Total Telecommunication Services	619
	Utilities (0.3%)
	Electric Utilities (0.3%)
1,400	American Electric Power Co., Inc.	90
1,700	Duke Energy Corp.	136
1,600	Edison International	116
700	NextEra Energy, Inc.	85
2,800	PPL Corp.	97
		524

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Multi-Utilities (0.0%)
300	Sempra Energy	$31
	Total Utilities	555
	Total Common Stocks (cost: $13,694)	16,406
	PREFERRED STOCKS (2.5%)
	Consumer Staples (1.0%)
	Agricultural Products (1.0%)
32,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	990
10,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)	1,063
		2,053
	Total Consumer Staples	2,053
	Energy (0.4%)
	Oil & Gas Exploration & Production (0.3%)
1,120	Chesapeake Energy Corp., 5.75%, perpetual(a)	464
	Oil & Gas Storage & Transportation (0.1%)
300	Kinder Morgan G.P., Inc., 4.70%, cumulative redeemable(a)	260
	Total Energy	724
	Financials (0.8%)
	Life & Health Insurance (0.3%)
27,414	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	612
	Regional Banks (0.5%)
1,035	M&T; Bank Corp., 6.38%, cumulative redeemable, perpetual	1,097
	Total Financials	1,709
	Telecommunication Services (0.3%)
	Integrated Telecommunication Services (0.3%)
20,000	Qwest Corp., 6.50%*	519
	Total Preferred Stocks (cost: $5,250)	5,005
	EXCHANGE-TRADED FUNDS (10.3%)
17,900	iShares Core S&P; 500 ETF(b)	3,914
27,500	iShares Edge MSCI Minimum Volatility U.S.A. ETF	1,264
35,900	PowerShares DB Commodity Index Tracking Fund*	517
32,300	United States Commodity Index Fund*	1,339
22,000	Vanguard Mid-Cap ETF	2,847
29,600	Vanguard S&P; 500 ETF	5,906
29,900	Vanguard Small-Cap Value ETF	3,319
13,630	Vanguard Total Stock Market ETF	1,522
	Total Exchange-Traded Funds (cost: $19,907)	20,628
	Total U.S. Equity Securities (cost: $38,851)	42,039
	INTERNATIONAL EQUITY SECURITIES (16.4%)
	COMMON STOCKS (0.5%)
	Consumer Discretionary (0.1%)
	Auto Parts & Equipment (0.1%)
1,100	Delphi Automotive plc	78

5 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
4,900	Magna International, Inc.	$197
		275
	Total Consumer Discretionary	275

Energy (0.1%)

Integrated Oil & Gas (0.1%)

2,900	Royal Dutch Shell plc ADR "A"	142
1,100	TOTAL S.A. ADR	52
		194
	Total Energy	194

Financials (0.1%)

Property & Casualty Insurance (0.1%)

3,600 XL Group Ltd.	123

Industrials (0.1%)

Industrial Conglomerates (0.1%)

1,500 Siemens AG ADR	180

Information Technology (0.0%)

Semiconductors (0.0%)

200 Broadcom Ltd.	35

Telecommunication Services (0.1%)

Wireless Telecommunication Services (0.1%)

4,900 Vodafone Group plc ADR	150
Total Common Stocks (cost: $916)	957

EXCHANGE-TRADED FUNDS (15.9%)

148,665	iShares Core MSCI EAFE ETF	8,068
86,338	iShares Core MSCI Emerging Markets ETF	3,834
42,800	iShares Currency Hedged MSCI EAFE ETF	1,054
35,600	iShares Edge MSCI Minimum Volatility EAFE ETF	2,369
9,600	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	511
37,400	iShares MSCI Canada Index Fund ETF	947
34,900	iShares MSCI Pacific ex Japan ETF	1,421
31,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	1,145
87,600	PowerShares FTSE RAFI Emerging Markets Portfolio	1,546
146,500	Schwab Fundamental International Large Co. Index ETF	3,635
7,496	SPDR S&P; Emerging Markets SmallCap ETF	316
3,010	Vanguard FTSE All-World ex-US ETF	135
73,000	Vanguard FTSE Developed Markets ETF	2,700
5,300	Vanguard FTSE Emerging Markets ETF	198
49,800	Vanguard FTSE Europe ETF	2,421
5,621	WisdomTree Emerging Markets High Dividend Fund(b)	212
5,259	WisdomTree Emerging Markets SmallCap Dividend Fund	218
9,400	WisdomTree Europe Hedged Equity Fund	505
29,552	WisdomTree India Earnings Fund	641
3,600	WisdomTree Japan Hedged Equity Fund	156
	Total Exchange-Traded Funds (cost: $32,889)	32,032
	Total International Equity Securities (cost: $33,805)	32,989

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.8%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
24,262	Hycroft Mining Corp.*(c),(d)	$24
700	Newmont Mining Corp.	27
		51
	Total Gold (cost: $878)	51
	EXCHANGE-TRADED FUNDS (0.8%)
11,700	First Trust Global Tactical Commodity Strategy Fund*	241
52,070	VanEck Vectors Gold Miners ETF	1,325
	Total Exchange-Traded Funds (cost: $1,505)	1,566
	Total Precious Metals and Commodity-Related Securities (cost: $2,383)	1,617
	GLOBAL REAL ESTATE EQUITY SECURITIES (1.3%)
	COMMON STOCKS (0.3%)
	REITs - Mortgage (0.2%)
26,358	Annaly Capital Management, Inc.(b)	283
19,800	Two Harbors Investment Corp.	176
		459
	REITs - Office (0.0%)
300	Boston Properties, Inc.	42
	REITs - Retail (0.1%)
300	Simon Property Group, Inc.	65
	REITs - Specialized (0.0%)
100	Public Storage	22
	Total Common Stocks (cost: $563)	588
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
8,000	Arbor Realty Trust, Inc., 7.38% (cost: $200)	204
	EXCHANGE-TRADED FUNDS (0.9%)
19,850	Vanguard REIT ETF (cost: $1,650)	1,766
	Total Global Real Estate Equity Securities (cost: $2,413)	2,558

7 | USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (57.4%)

CORPORATE OBLIGATIONS (9.7%)

Consumer Staples (0.1%)

Food Retail (0.1%)

$ 300 BI-LO, LLC & BI-LO Finance Corp. (a) 9.25% 2/15/2019 $ 259

Energy (1.6%)

Oil & Gas Drilling (0.1%)

912	Schahin II Finance Co. SPV Ltd. (a),(e)	5.88	9/25/2023	123
	Oil & Gas Storage & Transportation (1.5%)
650	Enbridge Energy Partners, LP	7.38	10/15/2045	804
500	Enbridge Energy Partners, LP	8.05	10/01/2077	427
950	Energy Transfer Partners, LP	3.77 (f)	11/01/2066	660
1,000	Enterprise Products Operating, LLC	7.00	6/01/2067	838
200	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25	2/15/2021	191
200	Southern Union Co.	3.77 (f)	11/01/2066	135
				3,055
	Total Energy			3,178
	Financials (6.6%)
	Asset Management & Custody Banks (0.5%)
900	Prospect Capital Corp.	5.00	7/15/2019	907
	Life & Health Insurance (1.5%)
1,100	Lincoln National Corp.	3.16 (f)	5/17/2066	858
1,000	Prudential Financial, Inc.	5.63	6/15/2043	1,074
1,350	StanCorp Financial Group, Inc.	6.90	6/01/2067	1,043
				2,975
	Multi-Line Insurance (1.1%)
1,500	Glen Meadow Pass-Through Trust (a)	6.51 (f)	2/12/2067	1,136
1,100	Nationwide Mutual Insurance Co. (a)	2.94 (f)	12/15/2024	1,092
				2,228
	Property & Casualty Insurance (2.4%)
1,000	Allstate Corp.	5.75	8/15/2053	1,082
1,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	1,049
750	HSB Group, Inc.	1.59 (f)	7/15/2027	556
600	Ironshore Holdings, Inc. (a)	8.50	5/15/2020	683
1,450	Oil Insurance Ltd. (a)	3.61 (f)	-(g)	1,146
300	Progressive Corp.	6.70	6/15/2067	289
				4,805
	Regional Banks (1.1%)
400	Compass Bank	6.40	10/01/2017	418
100	Compass Bank	3.88	4/10/2025	97
1,000	Cullen/Frost Capital Trust II	2.22 (f)	3/01/2034	865
100	First Maryland Capital Trust I	1.68 (f)	1/15/2027	84
1,000	SunTrust Capital I	1.49 (f)	5/15/2027	827
				2,291
	Total Financials			13,206

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Industrials (0.1%)

Airlines (0.1%)

$209	Continental Airlines, Inc. Pass-Through Trust	6.25%		10/11/2021	$224
	Electrical Components & Equipment (0.0%)
100	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/2020	87
	Total Industrials				311
	Utilities (1.3%)
	Electric Utilities (0.8%)
600	NextEra Energy Capital Holdings, Inc.	6.35	(f)	10/01/2066	486
324	NextEra Energy Capital Holdings, Inc.	6.65		6/15/2067	271
300	NextEra Energy Capital Holdings, Inc.	7.30		9/01/2067	299
550	PPL Capital Funding, Inc.	6.70		3/30/2067	478
					1,534
	Multi-Utilities (0.5%)
1,250	WEC Energy Group, Inc.	6.25		5/15/2067	1,075
	Total Utilities				2,609
	Total Corporate Obligations (cost: $21,765)				19,563
	CONVERTIBLE SECURITIES (0.4%)
	Materials (0.4%)
	Gold (0.4%)
502	Hycroft Mining Corp. (h)	15.00		10/22/2020	804
	Total Convertible Securities (cost: $484)				804
	EURODOLLAR AND YANKEE OBLIGATIONS (1.4%)
	Energy (0.7%)
	Oil & Gas Storage & Transportation (0.7%)
1,700	TransCanada PipeLines Ltd.	6.35		5/15/2067	1,364
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
250	QBE Capital Funding III Ltd. (a)	7.25		5/24/2041	285
	Materials (0.6%)
	Gold (0.6%)
1,100	Newcrest Finance Property Ltd. (a)	4.45		11/15/2021	1,157
	Total Eurodollar and Yankee Obligations (cost: $2,921)				2,806
	ASSET-BACKED SECURITIES (0.1%)
	Financials (0.1%)
	Asset-Backed Financing (0.1%)
200	Navient Student Loan Trust	2.02	(f)	8/25/2050	172
	Total Asset-Backed Securities (cost: $172)				172

9 | USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
	Financials (0.5%)
	Asset-Backed Financing (0.5%)
$72	Sequoia Mortgage Trust	1.41% (f)	9/20/2033	$64
924	Structured Asset Mortgage Investments, Inc.	1.01 (f)	7/19/2035	852
64	Wells Fargo Mortgage Backed Securities Trust	3.00 (f)	4/25/2035	61
				977
	Total Financials			977
	Total Collateralized Mortgage Obligations (cost: $996)			977
	COMMERCIAL MORTGAGE SECURITIES (4.6%)
	Financials (4.6%)
	Commercial Mortgage-Backed Securities (4.6%)
400	Banc of America Commercial Mortgage, Inc.	6.00	7/10/2044	304
100	Banc of America Commercial Mortgage, Inc.	5.42	10/10/2045	100
800	Banc of America Commercial Mortgage, Inc.	6.48	2/10/2051	796
1,200	Bear Stearns Commercial Mortgage Securities,
	Inc. (a)	5.66	9/11/2041	1,170
50	Citigroup Commercial Mortgage Trust	7.00	12/10/2049	37
400	Commercial Mortgage Trust	5.38	12/10/2046	388
850	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.70	2/15/2040	834
3,247	CSAIL Commercial Mortgage Trust (c)	1.00	1/15/2049	394
830	FREMF Mortgage Trust (a)	3.00	8/25/2045	856
1,100	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	1,037
800	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	776
188	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	190
1,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.10	4/17/2045	752
1,200	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	1,204
369	Morgan Stanley Capital I Trust	5.57	3/12/2044	368
100	Morgan Stanley Capital I Trust	5.57	3/12/2044	96
				9,302
	Total Financials			9,302
	Total Commercial Mortgage Securities (cost: $9,747)			9,302
	U.S. GOVERNMENT AGENCY ISSUES (9.7%) (i)
	Commercial Mortgage-Backed Securities (1.4%)
500	Fannie Mae (+)	2.15	1/25/2023	511
1,100	Freddie Mac (+)	3.33	5/25/2025	1,215
1,000	Freddie Mac (+)	3.51	4/25/2030	1,121
				2,847
	Mortgage-Backed Pass-Through Securities (8.3%)
1,964	Freddie Mac (+)	3.00	4/01/2046	2,040
4,468	Freddie Mac (+)	3.00	6/01/2046	4,642
2,000	Freddie Mac (+)	3.00	9/01/2046	2,078
1,000	Freddie Mac (+)	3.00	9/01/2046	1,039
6,466	Freddie Mac (+)	3.50	4/01/2046	6,814
				16,613
	Total U.S. Government Agency Issues (cost: $19,163)			19,460

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. TREASURY SECURITIES (19.9%)

Bonds (9.4%)

$8,700	3.13%, 8/15/2044	$10,366
4,000 3.17%, 8/15/2044 (STRIPS Principal)(j)		2,106
2,285	3.00%, 11/15/2044	2,660
300	2.50%, 2/15/2045	317
3,000	3.00%, 5/15/2045	3,493
		18,942
	Notes (10.5%)
6,100	1.13%, 2/28/2021 (k)	6,093
618	2.00%, 2/15/2023	641
1,800	1.63%, 4/30/2023	1,824
1,500	2.50%, 5/15/2024	1,612
1,500	2.38%, 8/15/2024	1,598
800	2.25%, 11/15/2024	845
6,200	2.25%, 11/15/2025	6,562
2,000	1.63%, 2/15/2026	2,008
		21,183
	Total U.S. Treasury Securities (cost: $36,474)	40,125
Number
of Shares
	EXCHANGE-TRADED FUNDS (11.1%)
21,810	iShares 20+ Year Treasury Bond ETF	3,050
4,600	iShares Core U.S. Aggregate Bond ETF	518
53,900	iShares iBoxx USD High Yield Corporate Bond ETF	4,674
25,500	Vanguard Mortgage-Backed Securities ETF	1,373
49,400	Vanguard Short-Term Corporate Bond ETF(b)	3,987
102,900	Vanguard Total Bond Market ETF	8,665
	Total Exchange-Traded Funds (cost: $21,587)	22,267
	Total Bonds (cost: $113,309)	115,476
	MONEY MARKET INSTRUMENTS (3.4%)
	MONEY MARKET FUNDS (3.4%)
	State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (b),(l)(cost:
6,787,969	$6,788)	6,788
	Total Investments (cost: $197,549)	$201,467

11 | USAA Cornerstone Moderately Conservative Fund

______________________________________________________________________________________

				Unrealized
				Appreciation/
Number of		Expiration	Contract	(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (m)

LONG FUTURES

Interest Rate Contracts

18 5YR U.S. Treasury Note 12/30/2016 $ 2,182 $ 2

Equity Contracts

52	E-mini S&P; 500	09/16/2016	5,641	227
4	E-mini S&P; Midcap 400	09/16/2016	626	28
19	Mini MSCI Emerging Markets Index	09/16/2016	843	42
			7,110	297
	Total Long Futures		$9,292	$299
	Total Futures		$9,292	$299

__________________________________________________________  ~~__________~~  _  ~~________________~~  _

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks	$16,406	$	— $		— $	16,406
Preferred Stocks	—		5,005		—	5,005
Exchange-Traded Funds	20,628		—		—	20,628
International Equity Securities:
Common Stocks	957		—		—	957
Exchange-Traded Funds	32,032		—		—	32,032
Precious Metals and Commodity-Related
Securities:
Common Stocks	27		—		24	51
Exchange-Traded Funds	1,566		—		—	1,566
Global Real Estate Equity Securities:
Common Stocks	588		—		—	588
Preferred Stocks	—		204		—	204
Exchange-Traded Funds	1,766		—		—	1,766
Bonds:
Corporate Obligations	—		19,563		—	19,563
Convertible Securities	—		804		—	804
Eurodollar and Yankee Obligations	—		2,806		—	2,806
Asset-Backed Securities	—		172		—	172
Collateralized Mortgage Obligations	—		977		—	977
Commercial Mortgage Securities	—		9,302		—	9,302
U.S. Government Agency Issues	—		19,460		—	19,460
U.S. Treasury Securities	38,019		2,106		—	40,125
Exchange-Traded Funds	22,267		—		—	22,267
Money Market Instruments:
Money Market Funds	6,788		—		—	6,788
Futures (1)	299		—		—	299
Total	$141,343		$60,399		$24	$201,766

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 12

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common Stocks	Corporate Obligations
Balance as of May 31, 2016	$18	$530
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	(530)
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	6	-
investments

Balance as of August 31, 2016	$24	$-

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers into (out of)	Transfers into (out of)	Transfers into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Corporate Obligations	$-	$530	$(530)

Transferred from Level 3 to Level 2 as a result of availability of quoted prices in an active market.

13 | USAA Cornerstone Moderately Conservative Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

14 | USAA Cornerstone Moderately Conservative Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

15 | USAA Cornerstone Moderately Conservative Fund

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 16

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

17 | USAA Cornerstone Moderately Conservative Fund

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$10,712,000 and $6,794,000, respectively, resulting in net unrealized appreciation of $3,918,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $200,978,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.8% of net assets at August 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Notes to Portfolio of Investments | 18

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2016.

19 | USAA Cornerstone Moderately Conservative Fund

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2016, was $418,000, which represented 0.2% of the Fund's net assets.

(d) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $24,000, which represented less than 0.1% of the Fund's net assets.

(e) At August 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(f) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2016.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(k) Securities with a value of $499,000 are segregated as collateral for initial margin requirements on open futures contracts.

(l) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

(m) The contract value of futures purchased as a percentage of Net Assets is 4.6%.

* Non-income-producing security.

Notes to Portfolio of Investments | 20

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CORNERSTONE MODERATE FUND

AUGUST 31, 2016

(Form N-Q)
48048 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderate Fund

August 31, 2016 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (26.3%)
	COMMON STOCKS (17.9%)
	Consumer Discretionary (1.6%)
	Advertising (0.1%)
10,700	Omnicom Group, Inc.	$922
	Apparel Retail (0.2%)
7,260	American Eagle Outfitters, Inc.	134
5,850	Buckle, Inc.	151
7,550	Caleres, Inc.	196
24,300	TJX Companies, Inc.	1,882
		2,363
	Apparel, Accessories & Luxury Goods (0.0%)
5,600	Fossil Group, Inc.*	160
	Auto Parts & Equipment (0.0%)
8,150	Gentex Corp.	145
5,270	Gentherm, Inc.*	174
		319
	Automobile Manufacturers (0.0%)
3,090	Thor Industries, Inc.	251
	Broadcasting (0.1%)
20,600	CBS Corp. "B"	1,051
	Footwear (0.0%)
5,850	Steven Madden Ltd.*	205
8,040	Wolverine World Wide, Inc.	192
		397
	General Merchandise Stores (0.1%)
2,390	Big Lots, Inc.	118
5,300	Dollar General Corp.	389
11,900	Target Corp.	835
		1,342
	Home Improvement Retail (0.3%)
20,000	Home Depot, Inc.	2,682
	Homebuilding (0.1%)
4,880	CalAtlantic Group, Inc.	178
13,780	KB Home	216
7,070	M/I Homes, Inc.*	164
7,050	Meritage Homes Corp.*	253
80	NVR, Inc.*	135
		946
	Hotels, Resorts & Cruise Lines (0.2%)
39,400	Carnival Corp.	1,883

1 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
6,800	Royal Caribbean Cruises Ltd.	$484
		2,367
	Internet Retail (0.3%)
3,600	Amazon.com, Inc.*	2,769
	Leisure Products (0.0%)
14,360	Callaway Golf Co.	164
	Publishing (0.1%)
7,560	Gannett Co., Inc.	90
3,230	John Wiley & Sons, Inc. "A"	188
3,190	Meredith Corp.	169
		447
	Restaurants (0.0%)
2,460	DineEquity, Inc.	192
	Specialty Stores (0.1%)
8,420	Hibbett Sports, Inc.*	323
700	Ulta Salon, Cosmetics & Fragrance, Inc.*	173
		496
	Total Consumer Discretionary	16,868
	Consumer Staples (1.7%)
	Agricultural Products (0.1%)
11,900	Bunge Ltd.	760
3,320	Ingredion, Inc.	455
		1,215
	Drug Retail (0.3%)
10,030	CVS Health Corp.	937
27,600	Walgreens Boots Alliance, Inc.	2,227
		3,164
	Food Retail (0.1%)
23,100	Kroger Co.	739
	Household Products (0.2%)
22,100	Procter & Gamble Co.	1,930
	Hypermarkets & Super Centers (0.2%)
32,600	Wal-Mart Stores, Inc.	2,329
	Packaged Foods & Meat (0.1%)
17,700	Kraft Heinz Co.	1,584
	Soft Drinks (0.4%)
22,700	Coca-Cola Co.	986
26,900	PepsiCo, Inc.	2,871
		3,857
	Tobacco (0.3%)
11,100	Altria Group, Inc.	734
9,900	Philip Morris International, Inc.	989
28,200	Reynolds American, Inc.	1,398
3,170	Universal Corp.	191
		3,312
	Total Consumer Staples	18,130
	Energy (1.1%)
	Integrated Oil & Gas (0.6%)
13,130	Chevron Corp.	1,321
26,200	Exxon Mobil Corp.	2,283

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
35,670	Occidental Petroleum Corp.	$2,741
		6,345
	Oil & Gas Drilling (0.1%)
10,680	Atwood Oceanics, Inc.	84
19,000	Helmerich & Payne, Inc.	1,149
11,430	Noble Corp. plc	66
9,820	Rowan Companies plc "A"	122
		1,421
	Oil & Gas Equipment & Services (0.1%)
5,690	Dril-Quip, Inc.*	316
8,340	Halliburton Co.	359
10,600	Schlumberger Ltd.	837
		1,512
	Oil & Gas Exploration & Production (0.3%)
37,100	ConocoPhillips	1,523
10,600	EOG Resources, Inc.	938
3,220	Pdc Energy, Inc.*	214
		2,675
	Oil & Gas Refining & Marketing (0.0%)
2,170	REX American Resources Corp.*	175
	Total Energy	12,128
	Financials (3.2%)
	Asset Management & Custody Banks (0.1%)
4,100	Ameriprise Financial, Inc.	414
10,180	Eaton Vance Corp.	408
10,870	Federated Investors, Inc. "B"	351
12,710	Waddell & Reed Financial, Inc. "A"	236
		1,409
	Consumer Finance (0.3%)
113,082	Synchrony Financial	3,147
	Diversified Banks (0.9%)
233,200	Bank of America Corp.	3,764
56,633	Citigroup, Inc.	2,704
51,800	JPMorgan Chase & Co.	3,496
		9,964
	Life & Health Insurance (0.0%)
4,650	American Equity Investment Life Holding Co.	82
	Multi-Line Insurance (0.0%)
1,360	American Financial Group, Inc.	102
	Property & Casualty Insurance (0.5%)
17,600	Allstate Corp.	1,214
2,590	AMERISAFE, Inc.	156
15,080	Chubb Ltd.	1,914
1,800	Hanover Insurance Group, Inc.	141
9,420	Old Republic International Corp.	181
28,500	Progressive Corp.	928
5,120	Selective Insurance Group, Inc.	204
2,820	W.R. Berkley Corp.	167
		4,905
	Regional Banks (0.8%)
1,770	Bank of Hawaii Corp.	127
24,900	BB&T; Corp.	959
7,310	Cathay General Bancorp	230
49,800	Fifth Third Bancorp	1,004

3 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
10,423	Huntington Bancshares, Inc.	$104
254,700	KeyCorp	3,199
17,800	PNC Financial Services Group, Inc.	1,604
5,350	Prosperity Bancshares, Inc.	297
27,750	TCF Financial Corp.	406
15,430	United Community Banks, Inc.	324
		8,254
	Reinsurance (0.0%)
1,970	Endurance Specialty Holdings Ltd.	130
1,670	Reinsurance Group of America, Inc.	179
		309
	REITs - Diversified (0.0%)
2,550	PS Business Parks, Inc.	282
	REITs - Hotel & Resort (0.1%)
7,390	Hospitality Properties Trust	225
19,830	Summit Hotel Properties, Inc.	284
		509
	REITs - Industrial (0.0%)
3,830	EastGroup Properties, Inc.	281
	REITs - Mortgage (0.2%)
143,137	Annaly Capital Management, Inc.	1,533
14,770	Capstead Mortgage Corp.	146
107,400	Two Harbors Investment Corp.	956
		2,635
	REITs - Office (0.1%)
2,200	Boston Properties, Inc.	308
9,430	Corporate Office Properties Trust	269
4,080	Highwoods Properties, Inc.	217
3,240	Kilroy Realty Corp.	235
		1,029
	REITs - Retail (0.1%)
2,200	Simon Property Group, Inc.	474
11,610	Urstadt Biddle Properties, Inc. "A"	264
		738
	REITs - Specialized (0.1%)
4,230	Lamar Advertising Co. "A"	264
15,050	Medical Properties Trust, Inc.	230
800	Public Storage	179
		673
	Thrifts & Mortgage Finance (0.0%)
10,800	Astoria Financial Corp.	165
7,080	Washington Federal, Inc.	188
		353
	Total Financials	34,672
	Health Care (2.9%)
	Biotechnology (0.6%)
41,750	AbbVie, Inc.	2,676
6,000	Amgen, Inc.	1,020
3,330	Biogen, Inc.*	1,018
13,300	Gilead Sciences, Inc.	1,043
660	Ligand Pharmaceuticals, Inc.*	68
1,620	United Therapeutics Corp.*	198
		6,023

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Health Care Distributors (0.2%)
10,000	McKesson Corp.	$1,846
4,240	Owens & Minor, Inc.	146
		1,992
	Health Care Equipment (0.4%)
23,000	Hologic, Inc.*	884
5,120	Masimo Corp.*	303
40,200	Medtronic plc	3,498
		4,685
	Health Care Facilities (0.0%)
22,270	Select Medical Holdings Corp.*	265
2,850	Surgical Care Affiliates, Inc.*	117
		382
	Health Care Services (0.1%)
3,630	AMN Healthcare Services, Inc.*	132
1,980	Chemed Corp.	267
3,450	MEDNAX, Inc.*	227
		626
	Health Care Supplies (0.0%)
3,400	Anika Therapeutics, Inc.*	161
	Life Sciences Tools & Services (0.3%)
2,800	Cambrex Corp.*	120
3,920	Charles River Laboratories International, Inc.*	326
9,690	Luminex Corp.*	204
15,000	Thermo Fisher Scientific, Inc.	2,283
		2,933
	Managed Health Care (0.2%)
13,900	UnitedHealth Group, Inc.	1,891
	Pharmaceuticals (1.1%)
7,900	Allergan plc*	1,853
21,640	Johnson & Johnson	2,582
55,500	Merck & Co., Inc.	3,485
119,134	Pfizer, Inc.	4,146
5,260	Prestige Brands Holdings, Inc.*	253
		12,319
	Total Health Care	31,012
	Industrials (2.0%)
	Aerospace & Defense (0.6%)
11,300	Boeing Co.	1,463
9,030	Honeywell International, Inc.	1,054
1,600	Lockheed Martin Corp.	389
2,270	Moog, Inc. "A"*	134
33,600	Spirit AeroSystems Holdings, Inc. "A"*	1,539
1,740	Teledyne Technologies, Inc.*	186
16,600	United Technologies Corp.	1,767
		6,532
	Air Freight & Logistics (0.1%)
3,000	FedEx Corp.	495
3,400	United Parcel Service, Inc. "B"	371
		866
	Airlines (0.1%)
16,460	JetBlue Airways Corp.*	263
10,600	Southwest Airlines Co.	391

5 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
12,700	United Continental Holdings, Inc.*	$640
		1,294
	Building Products (0.1%)
3,540	A.O. Smith Corp.	341
10,600	Masco Corp.	376
1,400	Universal Forest Products, Inc.	153
		870
	Commercial Printing (0.1%)
3,140	Deluxe Corp.	214
15,670	R.R. Donnelley & Sons Co.	268
		482
	Construction & Engineering (0.1%)
35,870	AECOM*	1,106
2,460	Dycom Industries, Inc.*	199
		1,305
	Construction Machinery & Heavy Trucks (0.0%)
4,800	Greenbrier Companies, Inc.	163
4,130	Trinity Industries, Inc.	101
		264
	Diversified Support Services (0.0%)
2,130	G & K Services, Inc. "A"	207
1,000	UniFirst Corp.	129
		336
	Electrical Components & Equipment (0.1%)
14,100	Eaton Corp. plc	938
2,540	EnerSys	179
		1,117
	Environmental & Facilities Services (0.0%)
4,160	ABM Industries, Inc.	160
	Heavy Electrical Equipment (0.0%)
2,270	AZZ, Inc.	151
	Human Resource & Employment Services (0.0%)
3,350	ManpowerGroup, Inc.	239
	Industrial Conglomerates (0.6%)
14,180	Carlisle Companies, Inc.	1,487
146,217	General Electric Co.	4,568
		6,055
	Industrial Machinery (0.2%)
2,890	Barnes Group, Inc.	119
2,000	Crane Co.	129
3,930	Mueller Industries, Inc.	136
2,210	Nordson Corp.	218
9,900	Stanley Black & Decker, Inc.	1,225
		1,827
	Marine (0.0%)
5,510	Matson, Inc.	213
	Trading Companies & Distributors (0.0%)
2,410	Applied Industrial Technologies, Inc.	115
2,540	GATX Corp.	111
		226
	Total Industrials	21,937

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Information Technology (3.8%)

Application Software (0.1%)

3,160	Ebix, Inc.	$180
1,700	MicroStrategy, Inc. "A"*	284
7,190	Synopsys, Inc.*	426
		890
	Communications Equipment (0.4%)
128,956	Cisco Systems, Inc.	4,054
2,030	Plantronics, Inc.	103
		4,157
	Data Processing & Outsourced Services (0.6%)
4,910	Broadridge Financial Solutions, Inc.	340
7,910	Convergys Corp.	236
2,200	CSG Systems International, Inc.	96
1,530	DST Systems, Inc.	186
4,890	Jack Henry & Associates, Inc.	427
20,400	MasterCard, Inc. "A"	1,971
4,730	Sykes Enterprises, Inc.*	138
44,100	Visa, Inc. "A"	3,568
		6,962
	Electronic Components (0.0%)
3,030	Belden, Inc.	226
1,340	Littelfuse, Inc.	170
		396
	Electronic Equipment & Instruments (0.0%)
4,700	Keysight Technologies, Inc.*	143
	Electronic Manufacturing Services (0.0%)
3,180	Methode Electronics, Inc.	117
3,390	Plexus Corp.*	156
		273
	Internet Software & Services (0.8%)
7,890	Alphabet, Inc. "A"*	6,232
15,000	Facebook, Inc. "A"*	1,892
1,460	J2 Global, Inc.	99
		8,223
	IT Consulting & Other Services (0.0%)
8,940	Computer Sciences Corp.	421
	Semiconductor Equipment (0.2%)
43,400	Applied Materials, Inc.	1,295
2,400	Cabot Microelectronics Corp.	119
11,600	Lam Research Corp.	1,083
3,050	MKS Instruments, Inc.	149
3,820	Tessera Technologies, Inc.	128
		2,774
	Semiconductors (0.2%)
15,190	Intel Corp.	545
18,800	QUALCOMM, Inc.	1,186
		1,731
	Systems Software (0.7%)
76,380	Microsoft Corp.	4,389
80,700	Oracle Corp.	3,326
		7,715

7 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
	Technology Distributors (0.1%)
3,750	Arrow Electronics, Inc.*	$247
4,080	Avnet, Inc.	170
6,090	Ingram Micro, Inc. "A"	213
1,640	SYNNEX Corp.	174
1,290	Tech Data Corp.*	96
		900
	Technology Hardware, Storage, & Peripherals (0.7%)
43,530	Apple, Inc.	4,619
57,800	Hewlett Packard Enterprise Co.	1,242
38,100	HP, Inc.	547
16,400	Western Digital Corp.	765
		7,173
	Total Information Technology	41,758
	Materials (0.4%)
	Commodity Chemicals (0.1%)
8,400	LyondellBasell Industries N.V. "A"	663
	Diversified Chemicals (0.1%)
26,000	Dow Chemical Co.	1,394
	Gold (0.0%)
110,164	Hycroft Mining Corp.*(a),(b)	110
6,800	Newmont Mining Corp.	260
		370
	Metal & Glass Containers (0.0%)
1,870	AptarGroup, Inc.	146
	Paper Packaging (0.0%)
2,120	Bemis Co., Inc.	111
2,970	Packaging Corp. of America	234
2,690	Sonoco Products Co.	139
		484
	Paper Products (0.0%)
11,230	KapStone Paper & Packaging Corp.	196
	Specialty Chemicals (0.1%)
2,190	Innospec, Inc.	130
2,410	Stepan Co.	169
2,400	Valspar Corp.	253
		552
	Steel (0.1%)
4,340	Reliance Steel & Aluminum Co.	313
4,310	Worthington Industries, Inc.	185
		498
	Total Materials	4,303
	Telecommunication Services (0.6%)
	Integrated Telecommunication Services (0.6%)
96,900	AT&T;, Inc.	3,961
5,920	Consolidated Communications Holdings, Inc.	142
41,289	Verizon Communications, Inc.	2,161
		6,264
	Total Telecommunication Services	6,264

Portfolio of Investments | 8

Market
Number	Value
of Shares Security	(000)

Utilities (0.6%)

Electric Utilities (0.5%)

6,510	ALLETE, Inc.	$386
14,200	American Electric Power Co., Inc.	917
17,300	Duke Energy Corp.	1,378
16,100	Edison International	1,171
7,000	NextEra Energy, Inc.	847
26,200	PPL Corp.	911
		5,610
	Gas Utilities (0.0%)
1,750	Spire, Inc.	113
4,440	UGI Corp.	202
		315
	Multi-Utilities (0.1%)
3,810	Avista Corp.	155
6,190	NorthWestern Corp.	358
3,500	Sempra Energy	366
		879
	Total Utilities	6,804
	Total Common Stocks (cost: $166,442)	193,876
	PREFERRED STOCKS (2.0%)
	Consumer Staples (1.0%)
	Agricultural Products (1.0%)
161,682	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	5,000
58,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c),(d)	6,168
		11,168
	Total Consumer Staples	11,168
	Energy (0.3%)
	Oil & Gas Exploration & Production (0.2%)
4,900	Chesapeake Energy Corp., 5.75%, perpetual(c)	2,031
	Oil & Gas Storage & Transportation (0.1%)
1,550	Kinder Morgan G.P., Inc., 4.70%, cumulative redeemable(c)	1,341
	Total Energy	3,372
	Financials (0.4%)
	Life & Health Insurance (0.3%)
167,198	Delphi Financial Group, Inc., 7.38%, cumulative redeemable(d)	3,731
	Reinsurance (0.0%)
1,500	American Overseas Group Ltd., 7.50%, non-cumulative, perpetual*(a),(b)	300
	REITs - Mortgage (0.1%)
24,000	Arbor Realty Trust, Inc., 7.38%*	612
	Total Financials	4,643
	Telecommunication Services (0.3%)
	Integrated Telecommunication Services (0.3%)
112,000	Qwest Corp.*	2,906
	Total Preferred Stocks (cost: $23,610)	22,089

9 | USAA Cornerstone Moderate Fund

Market
Number	Value
of Shares Security	(000)

EXCHANGE-TRADED FUNDS (6.4%)

41,900	iShares Core S&P; 500 ETF	$9,161
185,900	iShares Edge MSCI Minimum Volatility U.S.A. ETF	8,546
96,900	Vanguard Mid-Cap ETF	12,541
148,000	Vanguard S&P; 500 ETF	29,529
84,760	Vanguard Total Stock Market ETF	9,468
	Total Exchange-Traded Funds (cost: $64,906)	69,245
	Total U.S. Equity Securities (cost: $254,958)	285,210
	INTERNATIONAL EQUITY SECURITIES (20.4%)
	COMMON STOCKS (0.9%)
	Consumer Discretionary (0.2%)
	Auto Parts & Equipment (0.2%)
12,700	Delphi Automotive plc	897
48,400	Magna International, Inc.	1,951
		2,848
	Total Consumer Discretionary	2,848
	Energy (0.2%)
	Integrated Oil & Gas (0.2%)
28,000	Royal Dutch Shell plc ADR "A"	1,369
17,200	TOTAL S.A. ADR	821
		2,190
	Total Energy	2,190
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
36,400	XL Group Ltd.	1,246
	Industrials (0.2%)
	Industrial Conglomerates (0.2%)
16,000	Siemens AG ADR	1,913
	Information Technology (0.1%)
	Semiconductors (0.1%)
3,400	Broadcom Ltd.	600
	Telecommunication Services (0.1%)
	Wireless Telecommunication Services (0.1%)
47,800	Vodafone Group plc ADR	1,465
	Total Common Stocks (cost: $9,842)	10,262
	EXCHANGE-TRADED FUNDS (19.5%)
912,760	iShares Core MSCI EAFE ETF	49,536
536,300	iShares Core MSCI Emerging Markets ETF	23,817
243,900	iShares Currency Hedged MSCI EAFE ETF	6,007
285,400	iShares MSCI Canada Fund ETF	7,223
236,200	iShares Edge MSCI Minimum Volatility EAFE ETF	15,717
61,900	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3,297
191,600	iShares MSCI Pacific ex Japan ETF	7,804
224,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	8,182
597,600	PowerShares FTSE RAFI Emerging Markets Portfolio	10,548

Portfolio of Investments | 10

				Market
Number				Value
of Shares	Security			(000)
808,800	Schwab Fundamental International Large Co. Index ETF			$20,066
34,497	SPDR S&P; Emerging Markets SmallCap ETF			1,456
732,800	Vanguard FTSE Developed Markets ETF			27,099
57,800	Vanguard FTSE Emerging Markets ETF			2,159
321,900	Vanguard FTSE Europe ETF			15,648
24,746	WisdomTree Emerging Markets High Dividend Fund			932
59,797	WisdomTree Emerging Markets SmallCap Dividend Fund			2,481
223,351	WisdomTree India Earnings Fund			4,842
96,700	WisdomTree Japan Hedged Equity Fund			4,177
	Total Exchange-Traded Funds (cost: $217,971)			210,991
	Total International Equity Securities (cost: $227,813)			221,253
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.4%)
	EXCHANGE-TRADED FUNDS (1.4%)
65,300	First Trust Global Tactical Commodity Strategy Fund*			1,343
69,416	iShares Silver Trust*			1,230
114,500	PowerShares DB Commodity Index Tracking Fund*			1,648
141,800	United States Commodity Index Fund*			5,877
184,550	VanEck Vectors Gold Miners ETF			4,697
	Total Exchange-Traded Funds (cost: $15,498)			14,795
	Total Precious Metals and Commodity-Related Securities (cost: $15,498)			14,795
	GLOBAL REAL ESTATE EQUITY SECURITIES (0.8%)
	EXCHANGE-TRADED FUNDS (0.8%)
99,310	Vanguard REIT ETF (cost: $8,231)			8,836
	Total Global Real Estate Equity Securities (cost: $8,231)			8,836
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (47.6%)
	CORPORATE OBLIGATIONS (11.5%)
	Consumer Staples (0.1%)
	Food Retail (0.1%)
$1,200	BI-LO, LLC & BI-LO Finance Corp. (c)	9.25%	2/15/2019	1,035
	Energy (1.7%)
	Oil & Gas Drilling (0.0%)
1,407	Schahin II Finance Co. SPV Ltd. (c),(e)	5.88	9/25/2023	190
	Oil & Gas Storage & Transportation (1.7%)
2,950	Enbridge Energy Partners, LP	7.38	10/15/2045	3,650
3,059	Enbridge Energy Partners, LP	8.05	10/01/2077	2,612
7,300	Energy Transfer Partners, LP	3.77 (f)	11/01/2066	5,074
4,000	Enterprise Products Operating, LLC (d)	7.00	6/01/2067	3,350
2,500	Enterprise TE Partners	7.00	6/01/2067	2,056
800	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25	2/15/2021	763

11 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Southern Union Co.	3.77% (f)	11/01/2066	$675
				18,180
	Total Energy			18,370

Financials (8.1%)

Asset Management & Custody Banks (0.6%)

6,000	Prospect Capital Corp.	5.00	7/15/2019	6,050
	Life & Health Insurance (1.5%)
5,500	Lincoln National Corp.	3.16 (f)	5/17/2066	4,290
2,000	Lincoln National Corp.	6.05	4/20/2067	1,535
4,000	Prudential Financial, Inc.	5.63	6/15/2043	4,295
1,000	Prudential Financial, Inc.	5.20	3/15/2044	1,041
6,150	StanCorp Financial Group, Inc.	6.90	6/01/2067	4,751
				15,912
	Multi-Line Insurance (1.1%)
8,300	Glen Meadow Pass-Through Trust (c)	6.51 (f)	2/12/2067	6,287
5,670	Nationwide Mutual Insurance Co. (c)	2.94 (f)	12/15/2024	5,628
				11,915
	Multi-Sector Holdings (0.3%)
3,000	BNSF Funding Trust I	6.61	12/15/2055	3,466
	Property & Casualty Insurance (2.8%)
5,000	Allstate Corp.	5.75	8/15/2053	5,409
5,800	AmTrust Financial Services, Inc.	6.13	8/15/2023	6,086
4,875	HSB Group, Inc. (d)	1.59 (f)	7/15/2027	3,617
4,530	Ironshore Holdings, Inc. (c)	8.50	5/15/2020	5,159
9,600	Oil Insurance Ltd. (c)	3.61 (f)	-(g)	7,584
2,500	Travelers Companies, Inc. (d)	6.25	3/15/2067	2,487
				30,342
	Regional Banks (1.6%)
1,000	Allfirst Preferred Capital Trust (d)	2.18 (f)	7/15/2029	841
600	Compass Bank	6.40	10/01/2017	626
2,000	Compass Bank	3.88	4/10/2025	1,950
4,000	Cullen/Frost Capital Trust II	2.22 (f)	3/01/2034	3,459
2,850	First Maryland Capital Trust I (d)	1.68 (f)	1/15/2027	2,394
2,000	Huntington Capital Trust II "B" (d)	1.28 (f)	6/15/2028	1,698
2,000	Manufacturers & Traders Trust Co.	5.63 (f)	12/01/2021	1,969
6,000	SunTrust Capital I (d)	1.49 (f)	5/15/2027	4,965
				17,902
	Reinsurance (0.1%)
1,500	Alterra USA Holdings Ltd. (c),(d)	7.20	4/14/2017	1,537
	REITs - Health Care (0.1%)
1,000	Care Capital Properties, LP (c)	5.13	8/15/2026	1,011
	Total Financials			88,135
	Industrials (0.2%)
	Airlines (0.0%)
471	America West Airlines, Inc. Pass-Through Trust
	(INS)(d)	7.93	7/02/2020	501
	Electrical Components & Equipment (0.0%)
500	Artesyn Embedded Technologies, Inc. (c)	9.75	10/15/2020	432
	Trading Companies & Distributors (0.2%)
2,000	ILFC E-Capital Trust II (c),(d)	4.23 (f)	12/21/2065	1,630
	Total Industrials			2,563

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (1.4%)

Electric Utilities (0.8%)

$2,800	NextEra Energy Capital Holdings, Inc.	6.35% (f)		10/01/2066	$2,268
1,750	NextEra Energy Capital Holdings, Inc.	6.65		6/15/2067	1,465
2,150	NextEra Energy Capital Holdings, Inc.	7.30		9/01/2067	2,142
3,312	PPL Capital Funding, Inc.	6.70		3/30/2067	2,876
					8,751
	Multi-Utilities (0.6%)
7,000	WEC Energy Group, Inc.	6.25		5/15/2067	6,020
	Total Utilities				14,771
	Total Corporate Obligations (cost: $127,743)				124,874
	CONVERTIBLE SECURITIES (0.0%)
	Materials (0.0%)
	Gold (0.0%)
264	Hycroft Mining Corp. (h) (cost: $254)	15.00		10/22/2020	422
	Total Convertible Securities (cost: $254)				422
	EURODOLLAR AND YANKEE OBLIGATIONS (1.3%)
	Energy (0.5%)
	Oil & Gas Storage & Transportation (0.5%)
5,544	TransCanada PipeLines Ltd. (d)	6.35		5/15/2067	4,449
600	TransCanada Trust	5.63		5/20/2075	597
					5,046
	Total Energy				5,046
	Financials (0.4%)
	Property & Casualty Insurance (0.4%)
3,430	QBE Capital Funding III Ltd. (c)	7.25		5/24/2041	3,906
	Materials (0.4%)
	Gold (0.4%)
4,285	Newcrest Finance Proprietary Ltd. (c)	4.45		11/15/2021	4,507
	Total Eurodollar and Yankee Obligations (cost: $13,326)				13,459
	ASSET-BACKED SECURITIES (0.3%)
	Financials (0.3%)
	Asset-Backed Financing (0.3%)
950	Navient Student Loan Trust	2.02	(f)	8/25/2050	819
2,000	SLC Student Loan Trust	1.13	(f)	7/15/2036	1,761
517	SLM Student Loan Trust	1.26	(f)	10/25/2065	453
					3,033
	Total Financials				3,033
	Total Asset-Backed Securities (cost: $2,755)				3,033
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
	Financials (0.3%)
360	Sequoia Mortgage Trust	1.41	(f)	9/20/2033	320

13 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,679	Structured Asset Mortgage Investments, Inc.	1.01% (f)	7/19/2035	$2,470
377	Wells Fargo Mortgage Backed Securities Trust	3.00 (f)	4/25/2035	357
	Total Financials			3,147
	Total Collateralized Mortgage Obligations (cost: $3,214)			3,147
	COMMERCIAL MORTGAGE SECURITIES (4.6%)
	Financials (4.6%)
	Commercial Mortgage-Backed Securities (4.4%)
1,000	Banc of America Commercial Mortgage, Inc.	5.00	11/10/2042	810
3,238	Banc of America Commercial Mortgage, Inc.	6.00	7/10/2044	2,461
418	Banc of America Commercial Mortgage, Inc.	5.90	5/10/2045	418
1,000	Banc of America Commercial Mortgage, Inc.	5.42	10/10/2045	998
4,000	Banc of America Commercial Mortgage, Inc.	6.48	2/10/2051	3,979
2,000	BCRR Trust (c)	5.86	7/17/2040	2,024
4,034	Bear Stearns Commercial Mortgage Securities,
	Inc. (c)	5.66	9/11/2041	3,933
139	Bear Stearns Commercial Mortgage Securities,
	Inc.	4.99	9/11/2042	139
400	Citigroup Commercial Mortgage Trust	7.00	12/10/2049	299
2,816	Commercial Mortgage Loan Trust	6.30	12/10/2049	2,048
1,000	Commercial Mortgage Trust	5.38	12/10/2046	970
1,000	Commercial Mortgage Trust (c)	5.54	12/11/2049	1,017
7,400	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.70	2/15/2040	7,263
4,200	FREMF Mortgage Trust (c)	3.00	8/25/2045	4,329
3,600	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	3,395
1,000	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	970
941	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	951
500	GMAC Commercial Mortgage Securities, Inc.	4.98	12/10/2041	509
548	GMAC Commercial Mortgage Securities, Inc.	4.81	5/10/2043	506
923	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.74	12/15/2044	922
4,500	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.10	4/17/2045	3,384
3,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	3,010
305	Merrill Lynch Mortgage Trust	5.78	7/12/2038	305
1,000	ML-CFC Commercial Mortgage Trust	5.42	8/12/2048	1,011
1,500	ML-CFC Commercial Mortgage Trust	6.07	8/12/2049	1,481
460	ML-CFC Commercial Mortgage Trust	5.86	9/12/2049	473
800	Morgan Stanley Capital I Trust	5.57	3/12/2044	765
				48,370
	Interest-Only Commercial Mortgage-Backed Securities (0.2%)
15,387	CSAIL Commercial Mortgage Trust (a)	1.00	1/15/2049	1,865
	Total Financials			50,235
	Total Commercial Mortgage Securities (cost: $52,119)			50,235
	U.S. GOVERNMENT AGENCY ISSUES (6.3%)(i)
	Commercial Mortgage-Backed Securities (5.3%)
2,250	Fannie Mae (+)	2.15	1/25/2023	2,297
8,300	Freddie Mac (+)	3.00	12/25/2025	8,958
5,000	Freddie Mac (+)	3.51	4/25/2030	5,607
5,200	Freddie Mac (+)	3.33	5/25/2025	5,743
9,527	Freddie Mac (+)	3.00	4/01/2046	9,897
12,908	Freddie Mac (+)	3.00	6/01/2046	13,410
11,266	Freddie Mac (+)	3.50	4/01/2046	11,874
				57,786

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Mortgage-Backed Pass-Through Securities (1.0%)

$9,974 Freddie Mac (+)	3.00%	8/01/2046	$10,361
Total U.S. Government Agency Issues (cost: $66,528)			68,147

U.S. TREASURY SECURITIES (16.1%)

Bonds (10.0%)

250	3.18%, 8/15/2044 (STRIPS Principal)(j)	132
44,100	3.13%, 8/15/2044	52,543
6,000	3.00%, 11/15/2044	6,986
1,800	3.16%, 5/15/2045 (STRIPS Principal)(j)	926
40,700	3.00%, 5/15/2045	47,394
		107,981
	Notes (6.1%)
19,000	1.13%, 2/28/2021(k)	18,978
12,000	1.63%, 4/30/2023	12,158
2,250	2.38%, 8/15/2024	2,398
2,000	2.25%, 11/15/2024	2,113
5,000	2.25%, 11/15/2025(k)	5,292
25,000	1.63%, 2/15/2026	25,106
		66,045
	Total U.S. Treasury Securities (cost: $155,711)	174,026
Number
of Shares
	EXCHANGE-TRADED FUNDS (7.2%)
87,150	iShares 20+ Year Treasury Bond ETF	12,190
202,800	iShares iBoxx USD High Yield Corporate Bond ETF	17,585
209,000	Vanguard Mortgage-Backed Securities ETF	11,254
269,500	Vanguard Short-Term Corporate Bond ETF	21,751
179,100	Vanguard Total Bond Market ETF	15,082
	Total Exchange-Traded Funds (cost: $75,842)	77,862
	Total Bonds (cost: $497,492)	515,205
	MONEY MARKET INSTRUMENTS (3.3%)
	MONEY MARKET FUNDS (3.3%)
35,466,617	State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (l)(cost: $35,466)	35,466
	Total Investments (cost: $1,039,458)	$1,080,765

15 | USAA Cornerstone Moderate Fund

			Unrealized
Number of			Appreciation/
Contracts	Expiration	Contract	(Depreciation)
Long/(Short) Security	Date	Value (000)	(000)

FUTURES (m)

LONG FUTURES

Interest Rate Contracts

30 5YR U.S. Treasury Note 12/30/2016 $ 3,638 $ 4

Equity Contracts

174	E-mini S&P; 500			09/16/2016	18,875		341
4 E-mini S&P; Midcap 400				09/16/2016	625		28
48	Mini MSCI Eafe			09/16/2016	4,050		165
185 Mini MSCI Emerging Markets Index				09/16/2016	8,213		464
	Total Futures				$35,401		$1,002
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks		$193,766	$	— $		110	$193,876
Preferred Stocks		—		21,789		300	22,089
Exchange-Traded Funds		69,245		—		—	69,245
International Equity Securities:
Common Stocks		10,262		—		—	10,262
Exchange-Traded Funds		210,991		—		—	210,991
Precious Metals and Commodity-Related
Securities:
Exchange-Traded Funds		14,795		—		—	14,795
Global Real Estate Equity Securities:
Exchange-Traded Funds		8,836		—		—	8,836
Bonds:
Corporate Obligations		—		124,874		—	124,874
Convertible Securities		—		422		—	422
Eurodollar and Yankee Obligations		—		13,459		—	13,459
Asset-Backed Securities		—		3,033		—	3,033
Collateralized Mortgage Obligations		—		3,147		—	3,147
Commercial Mortgage Securities		—		50,235		—	50,235
U.S. Government Agency Issues		—		68,147		—	68,147
U.S. Treasury Securities		172,968		1,058		—	174,026
Exchange-Traded Funds		77,862		—		—	77,862
Money Market Instruments:
Money Market Funds		35,466		—		—	35,466
Futures (1)		1,002		—		—	1,002
Total		$795,193		$286,164		$410	$1,081,767

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 16
Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common	Preferred	Corporate
	Stocks	Stocks	Obligations
Balance as of May 31, 2015	$83	$375	$3,449
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	(3,449)
Net realized gain (loss) on investments	-	-	(1,000)
Change in net unrealized appreciation/(depreciation) of	27	(75)	1,000
investments

Balance as of August 31, 2016	$110	$300	$-

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers into (out of)	Transfers into (out of)	Transfers into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Corporate Obligations	$-	$3,449	$(3,449)

Transferred from Level 3 to Level 2 as a result of availability of quoted prices in an active market.

17 | USAA Cornerstone Moderate Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

18 | USAA Cornerstone Moderate Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities, and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

19 | USAA Cornerstone Moderate Fund

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer, or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 20

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$76,860,000 and $35,553,000, respectively, resulting in net unrealized appreciation of $41,307,000 ..

21 | USAA Cornerstone Moderate Fund

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,082,979,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.7% of net assets at August 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Notes to Portfolio of Investments | 22

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at August 31, 2016, was $2,275,000, which represented 0.2% of the Fund's net assets.

(b) Security was fair valued at August 31, 2016, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board. The total value of all such securities was $410,000, which represented 0.1% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2016.

(e) At August 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(f) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2016.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

23 | USAA Cornerstone Moderate Fund

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(k) Securities with a value of $3,056,000 are segregated as collateral for initial margin requirements on open futures contracts.

(l) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

(m) The contract value of futures purchased as a percentage of Net Assets is 3.3%.

* Non-income-producing security.

Notes to Portfolio of Investments | 24

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA EMERGING MARKETS FUND

AUGUST 31, 2016

(Form N-Q)

48054 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.7%)

COMMON STOCKS (96.7%)

Consumer Discretionary (12.3%)

Advertising (0.5%)

26,022	Innocean Worldwide, Inc.	$1,622
734,690	ITE Group plc	1,652
8,139,900	Plan B Media PCL	1,505
		4,779
	Apparel, Accessories & Luxury Goods (0.9%)
391,000	Bon Fame Co. Ltd.	1,947
26,624,000	Bosideng International Holdings Ltd.(a)	2,471
799,000	Regina Miracle International Holdings Ltd.(b)	1,001
331,200	Samsonite International SA	1,048
407,000	Shenzhou International Group	2,673
		9,140
	Auto Parts & Equipment (2.0%)
476,936	Hota Industrial Manufacturing Co., Ltd.	2,472
58,882	Hyundai Mobis Co. Ltd.	13,757
2,130,000	Nexteer Automotive Group Ltd.	2,927
		19,156
	Automobile Manufacturers (2.2%)
7,107,722	Brilliance China Automotive Holdings Ltd.	8,127
2,712,000	Dongfeng Motor Group Co. Ltd. "H"	2,898
72,060	KIA Motors Corp.	2,711
159,705	Tata Motors Ltd. ADR	6,511
186,560	T÷�rk Otomobil Fabrikasi A.S.	1,373
		21,620
	Casinos & Gaming (0.3%)
893,400	Genting Malaysia Berhad(c)	979
2,642,000	NagaCorp Ltd.	1,869
223,200	Wynn Macau Ltd.	311
		3,159
	Department Stores (0.8%)
2,339,500	Lifestyle China Group Ltd.*	642
2,339,500	Lifestyle International Holdings Ltd.	3,529
110,400	Lojas Renner S.A.	876
180,262	Poya International Co. Ltd.	2,696
		7,743
	Education Services (1.1%)
612,200	Estacio Participacoes S.A.	3,143
201,810	New Oriental Education & Technology Group, Inc. ADR	7,968
		11,111

1 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
	Footwear (0.3%)
491,500	Alpargatas S.A.	$1,583
332,000	Yue Yuen Industrial Holdings Ltd.	1,412
		2,995
	Home Improvement Retail (0.2%)
24,655,400	ACE Hardware Indonesia	1,859
	Homebuilding (0.1%)
1,496,389,138	URBI, Desarrollos Urbanos, S.A. de C.V.*(a),(b),(d)	1,121
3,713	Viver Incorporadora e Construtora S.A.*	3
		1,124
	Hotels, Resorts & Cruise Lines (0.1%)
18,963	Hana Tour Service, Inc.	1,225
	Household Appliances (0.4%)
983,000	Basso Industry Corp.	3,485
	Leisure Facilities (0.2%)
4,952,149	Dubai Parks and Resorts PJSC*	2,211
	Motorcycle Manufacturers (0.8%)
164,593	Bajaj Auto Ltd.	7,313
	Movies & Entertainment (0.3%)
278,500	Imax China Holding, Inc.*	1,576
431,580	Inox Leisure Ltd.*	1,807
		3,383
	Restaurants (0.3%)
402,300	Alsea S.A.B. de C.V.	1,444
274,184	Arcos Dorados Holdings, Inc. "A"*	1,322
		2,766
	Specialized Consumer Services (0.1%)
106,360	Seoul Auction Co. Ltd.	1,336
	Specialty Stores (0.9%)
7,647,400	Beauty Community PCL	2,055
2,827,400	Chow Tai Fook Jewellery Group Ltd.	1,975
1,009,000	Luk Fook Holdings International Ltd.	2,302
396,814	PC Jeweller Ltd.	2,613
		8,945
	Textiles (0.6%)
824,000	Best Pacific International Holdings Ltd. "H"	669
438,650	Himatsingka Seide Ltd.	1,703
406,000	Nan Liu Enterprise Co. Ltd.	1,938
1,769,000	Weiqiao Textile Co. Ltd. "H"	1,241
		5,551
	Tires & Rubber (0.2%)
17,639,800	PT Gajah Tunggal Tbk*	2,008
	Total Consumer Discretionary	120,909
	Consumer Staples (5.0%)
	Brewers (0.8%)
1,246,000	Ambev S.A. ADR	7,389
	Food Retail (0.9%)
39,678	GS Retail Co. Ltd.	1,676
283,865	X5 Retail Group N.V. GDR*	7,508
		9,184

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Household Products (0.7%)
2,982,300	Kimberly-Clark de Mexico S.A. de C.V. "A"	$7,133
	Hypermarkets & Super Centers (0.7%)
292,325	Cia Brasileira de Distribuicao	4,559
1,092,610	Robinsons Retail Holdings, Inc.	1,970
		6,529
	Packaged Foods & Meat (1.1%)
71,036	Adecoagro S.A.*	714
5,506	Binggrae Co. Ltd.	273
42,424	Britannia Industries Ltd.	2,192
528,048	CCL Products India Ltd.	2,160
112,258	Manpasand Beverages Ltd.	1,234
1,496,536	Marfrig Global Foods S.A.*	2,368
197,506	Ulker Biskuvi Sanayi A.S.	1,390
		10,331
	Personal Products (0.4%)
56,935	Kolmar BNH Co. Ltd.	1,519
218,400	Natura Cosmeticos S.A.	2,107
		3,626
	Tobacco (0.4%)
41,018	KT&G; Corp.	4,304
	Total Consumer Staples	48,496
	Energy (8.0%)
	Coal & Consumable Fuels (1.1%)
3,491,000	China Shenhua Energy Co. Ltd. "H"	6,273
3,149,900	PT United Tractors Tbk	4,452
		10,725
	Integrated Oil & Gas (3.8%)
544,475	Galp Energia SGPS S.A.	7,913
579,622	Gazprom PAO ADR	2,371
1,108,931	Gazprom PAO ADR	4,486
258,130	Lukoil PJSC ADR	11,549
634,335	YPF S.A. ADR	10,777
		37,096
	Oil & Gas Exploration & Production (2.4%)
10,218,000	CNOOC Ltd.	12,553
95,638	NovaTek OAO GDR	10,310
94,108	Oil and Natural Gas Corp. Ltd.	333
		23,196
	Oil & Gas Refining & Marketing (0.7%)
4,770,000	NewOcean Energy Holdings Ltd.	1,414
178,936	Reliance Industries Ltd. GDR(b)	5,583
		6,997
	Total Energy	78,014
	Financials (25.3%)
	Consumer Finance (1.1%)
133,691	Cholamandalam Investment and Finance Co. Ltd.	2,316
1,706,200	Group Lease plc	2,021
35,258	Kruk S.A.	2,030
535,500	Krungthai Card PCL NVDR	2,150
338,731	Transaction Capital Ltd.	257
642,000	Unifin Financiera, S.A.P.I. DE C.V., SOFOM, E.N.R.	1,858
		10,632

3 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
	Diversified Banks (20.4%)
22,604,653	Agricultural Bank of China Ltd. "H"	$9,295
527,320	Akbank T.A.S.	1,394
461,637	Axis Bank Ltd. GDR	20,774
1,482,695	Banco do Brasil S.A.	10,657
33,600	Banco Latinoamericano de Exportaciones S.A. "E"	971
179,576	Bancolombia S.A. ADR	7,052
310,400	Bangkok Bank Public Co. Ltd. NVDR	1,520
19,784,000	China Construction Bank Corp. "H"	14,792
1,220,138	Commercial International Bank GDR	5,127
48,800	Credicorp Ltd.	7,646
131,303	Erste Group Bank AG	3,689
255,570	Grupo Aval Acciones Y Valores ADR	2,149
390,965	Grupo Aval Acciones Y Valores S.A.	164
1,405,700	Grupo Financiero Banorte S.A. "O"	7,575
91,115	Hana Financial Group, Inc.	2,394
1,329,764	ICICI Bank Ltd. ADR	10,199
5,510,000	Jasmine Broadband Internet Infrastructure Fund(d)	1,847
61,520	KB Financial Group, Inc.	2,146
311,463	OTP Bank plc	8,136
10,390,795	PT Bank Mandiri (Persero) Tbk	8,793
14,197,800	PT Bank Rakyat Indonesia (Persero) Tbk	12,469
11,853,351	Sberbank of Russia(d)	25,992
318,888	Sberbank of Russia ADR	2,894
308,513	Shinhan Financial Group Co. Ltd.	11,344
643,299	Standard Bank Group Ltd.	5,826
118,442	Standard Chartered plc*	999
2,676,001	Turkiye Garanti Bankasi A.S.	6,904
3,113,852	Turkiye Is Bankasi "C"	5,064
1,537,800	Turkiye Vakiflar Bankasi T.A.O. "D"	2,262
		200,074
	Investment Banking & Brokerage (0.4%)
459,793	IIFL Holdings Ltd.	1,917
2,249,594	JM Financial Ltd.	2,224
		4,141
	Life & Health Insurance (1.6%)
939,455	Hanwha Life Insurance Co. Ltd.	4,778
2,211,000	Ping An Insurance (Group) Co. of China Ltd. "H"	11,443
		16,221
	Multi-Line Insurance (0.1%)
146,000	Sul America S.A.	738
	Multi-Sector Holdings (0.4%)
4,036,000	First Pacific Co. Ltd.	3,023
216,110	Haci Omer Sabanci Holdings A.S.	667
		3,690
	REITs - Industrial (0.6%)
2,344,276	Macquarie Mexico Real Estate Management S.A de C.V.	3,036
1,794,316	Pla Administradora Industria	2,997
		6,033
	REITs - Residential (0.7%)
6,819,430	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	6,710
	Total Financials	248,239
	Health Care (4.4%)
	Health Care Equipment (0.7%)
44,012	DIO Corp.*	1,944
524,000	Intai Technology Corp.	2,774

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
58,829	Value Added Technology Co. Ltd.	$2,071
		6,789
	Health Care Facilities (0.6%)
19,859,900	Chularat Hospital PCL NVDR	1,492
786,660	Life Healthcare Group Holdings Ltd.	2,060
9,407,500	Mitra Keluarga Karyasehat Tbk PT	1,986
		5,538
	Health Care Supplies (0.3%)
407,000	Bioteque Corp.	1,866
704,000	United Orthopedic Corp.	1,578
		3,444
	Pharmaceuticals (2.8%)
96,789	Ajanta Pharma Ltd.	2,739
838,619	Aurobindo Pharma Ltd.	9,897
1,673,000	China Animal Healthcare Ltd.*(a),(d)	624
3,246,000	China Medical System Holdings Ltd.	5,439
508,146	Glenmark Pharmaceuticals Ltd.	6,371
174,998	Square Pharmaceuticals Ltd.	586
605,612	Suven Life Sciences Ltd.	1,733
		27,389
	Total Health Care	43,160
	Industrials (6.9%)
	Aerospace & Defense (1.1%)
1,784,417	Aselsan Elektronik Sanayi Ve Ticaret A.S.	5,702
222,265	Embraer S.A. ADR	3,914
17,803	Lig Nex1 Co. Ltd.	1,462
		11,078
	Agricultural & Farm Machinery (0.2%)
1,936,289	Jain Irrigation Systems Ltd.	2,433
	Air Freight & Logistics (0.2%)
1,475,000	Kerry TJ Logistics Co. Ltd.	1,941
	Airlines (0.4%)
46,668	Copa Holdings S.A. "A"	3,567
	Airport Services (0.1%)
293,045	TAV Havalimanlari Holding A.S.	1,143
	Building Products (0.4%)
133,648	Kajaria Ceramics Ltd.	2,519
37,929,300	PT Arwana Citramulia Tbk	1,587
		4,106
	Construction & Engineering (1.1%)
4,731,713	China State Construction International Holdings Ltd.	5,648
52,855	Hyundai Engineering and Construction Co. Ltd.	1,828
8,894,800	PT Adhi Karya Persero Tbk	1,790
3,756,600	Sunway Construction Group Berhad(c)	1,518
		10,784
	Construction Machinery & Heavy Trucks (0.1%)
68,916	China Yuchai International Ltd.	769
	Highways & Railtracks (0.9%)
1,637,500	CCR S.A.	8,651
	Industrial Conglomerates (1.1%)
171,066	Bidvest Group Ltd.	1,768

5 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
410,480	Koc Holding A.S. ADR	$8,887
		10,655
	Industrial Machinery (0.2%)
5,506,900	SKP Resources Berhad(c)	1,626
	Railroads (0.1%)
366,710	Globaltrans Investment plc GDR	1,540
	Trucking (1.0%)
775,180	Localiza Rent a Car S.A.	9,677
	Total Industrials	67,970
	Information Technology (23.5%)
	Application Software (0.2%)
4,901,100	Xurpas, Inc.	1,693
	Communications Equipment (0.2%)
789,425	Wistron NeWeb Corp.	2,376
	Data Processing & Outsourced Services (1.5%)
1,008,084	Cielo S.A. ADR	10,414
3,708,000	My E.G. Services Berhad(c)	2,000
63,883	NICE Information & Telecommunication, Inc.	2,128
		14,542
	Electronic Components (1.3%)
614,000	KCE Electronics PCL	1,734
76,000	Largan Precision Co. Ltd.	8,527
12,350,000	Tongda Group Holdings Ltd.	2,563
		12,824
	Electronic Equipment & Instruments (0.2%)
3,998,000	Wasion Group Holdings Ltd.	2,262
	Electronic Manufacturing Services (2.0%)
1,231,500	AAC Technologies Holdings, Inc.	14,041
1,084,765	Hon Hai Precision Industry Co. Ltd. GDR "S"	5,912
		19,953
	Home Entertainment Software (1.0%)
39,364	NCsoft Corp.	9,532
	Internet Software & Services (7.5%)
123,540	Alibaba Group Holding Ltd. ADR*	12,007
113,611	Baidu, Inc. ADR*	19,435
22,184	Kakao Corp.	1,618
89,120	NetEase, Inc. ADR	18,891
472,500	Tencent Holdings Ltd.	12,291
405,801	Yandex N.V. "A"*	8,944
		73,186
	IT Consulting & Other Services (0.7%)
726,000	Chinasoft International Ltd.*	336
556,044	HCL Technologies Ltd.	6,460
		6,796
	Semiconductor Equipment (0.4%)
81,678	Viatron Technologies, Inc.	1,927
118,794	Wonik IPS Co. Ltd.*	2,482
		4,409
	Semiconductors (5.5%)
4,905,000	Advanced Semiconductor Engineering, Inc.	6,029
161,100	Land Mark Optoelectronics Corp.	1,752
876,000	Richwave Technology Corp.	1,681

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
107,595	Silicon Motion Technology Corp. ADR	$5,431
282,845	SK Hynix, Inc.	9,246
1,923,267	Taiwan Semiconductor Manufacturing Co. Ltd.	10,668
672,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,322
		54,129
	Technology Distributors (0.0%)
12,223	DataTec Ltd.	42
	Technology Hardware, Storage, & Peripherals (3.0%)
558,000	Catcher Technology Co. Ltd.	4,010
17,289	Samsung Electronics Co. Ltd.	25,119
		29,129
	Total Information Technology	230,873
	Materials (4.3%)
	Aluminum (0.0%)
412,000	Midas Holdings Ltd.	68
	Commodity Chemicals (0.4%)
4,251,500	Eastern Polymer Group PCL	1,707
26,092	SK Chemicals Co. Ltd.	1,544
650,310	Synthos S.A.*	646
		3,897
	Construction Materials (1.3%)
2,319,000	Anhui Conch Cement Co. Ltd. "H"	6,517
567,431	Cemex S.A.B. de C.V. ADR*	4,704
2,314,200	PT Semen Gresik (Perssero) Tbk	1,727
		12,948
	Diversified Metals & Mining (1.0%)
519,520	Freeport-McMoRan, Inc.	5,346
1,639,600	Grupo Mexico S.A.B. de C.V. "B"	4,099
		9,445
	Fertilizers & Agricultural Chemicals (0.1%)
19,388	Sociedad Quimica y Minera Chile S.A. ADR	495
	Industrial Gases (0.1%)
2,591,800	Yingde Gases Group Co.	1,133
	Metal & Glass Containers (0.1%)
40,717	Yonwoo Co. Ltd.*	1,497
	Specialty Chemicals (0.7%)
303,332	Aarti Industries Ltd.	2,804
25,430	Hansol Chemical Co. Ltd.	2,036
1,138,947	Soda Sanayii AS	1,579
		6,419
	Steel (0.6%)
10,170	POSCO	2,107
83,813	Ternium S.A. ADR	1,676
370,000	Yeong Guan Energy Technology Group Co. Ltd.	2,006
		5,789
	Total Materials	41,691
	Telecommunication Services (6.3%)
	Alternative Carriers (0.2%)
5,343,000	Citic Telecom International	2,018
	Integrated Telecommunication Services (1.7%)
181,476	02 Czech Republic A.S.	1,697

7 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
169,878	Hellenic Telecommunications Organization S.A.	$1,611
1,298,000	HKBN Ltd.	1,449
550,220	Magyar Telekom Telecommunications plc	858
180,400	PT Telekomunikasi Indonesia (Persero) Tbk ADR	11,237
		16,852
	Wireless Telecommunication Services (4.4%)
316,194	America Movil S.A.B. de C.V. ADR "L"	3,785
313,100	China Mobile Ltd.	3,866
191,065	China Mobile Ltd. ADR	11,600
103,364	Empresa Nacional de Telecomunicaciones S.A.*	975
847,736	Mobile TeleSystems ADR	6,892
743,160	Mobile TeleSystems PJSC(d)	2,756
94,580	PLDT, Inc. ADR	3,649
9,792,062	PT XL Axiata Tbk*	2,096
140,597	TIM Participacoes S.A. ADR	1,814
623,200	Turkcell Iletisim Hizmetleri A.S. ADR*	5,173
		42,606
	Total Telecommunication Services	61,476
	Utilities (0.7%)
	Electric Utilities (0.7%)
46,400	Companhia Paranaense de Energia	307
138,507	Companhia Paranaense de Energia ADR	1,409
90,700	Companhia Paranaense de Energia-Copel	926
21,537,008	Enersis Chile S.A.	2,295
83,444	Reliance Infrastructure Ltd. GDR	2,230
		7,167
	Total Utilities	7,167
	Total Common Stocks (cost: $848,170)	947,995
	PREFERRED STOCKS (1.0%)
	Consumer Discretionary (0.3%)
	Automobile Manufacturers (0.3%)
38,050	Hyundai Motor Co. Ltd.	3,269
	Energy (0.4%)
	Integrated Oil & Gas (0.4%)
207,298	Petroleo Brasileiro S.A. ADR*	1,638
5,367,000	Surgutneftegas(d)	2,700
		4,338
	Total Energy	4,338
	Financials (0.1%)
	Diversified Banks (0.1%)
76,507	Banco Bradesco S.A.	689
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
113,660	Telefonica Brasil S.A. ADR	1,698
	Total Preferred Stocks (cost: $10,455)	9,994
	Total Equity Securities (cost: $858,625)	957,989

Portfolio of Investments | 8

Principal		Market
Amount		Value
$(000)(f)	Security	(000)

BONDS (0.0%)

CONVERTIBLE SECURITIES (0.0%)

Consumer Discretionary (0.0%)

Homebuilding (0.0%)

BRL 1,548 Viver Incorporadora e Construtora S.A.*, 16.13% due 8/6/2016(a),(d),(g) (cost: $698) $ 50

Number

of Shares

MONEY MARKET INSTRUMENTS (2.6%)

MONEY MARKET FUNDS (2.6%)

25,930,375 State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (e) (cost: $25,930)				25,930
Total Investments (cost: $885,253)				$983,969
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$909,532	$36,718	$1,745	$947,995
Preferred Stocks	7,294	2,700	—	9,994
Bonds:
Convertible Securities	—	50	—	50
Money Market Instruments:
Money Market Funds	25,930	—	—	25,930
Total	$942,756	$$39,468	$$1,745	$$983,969

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Common Stocks
Balance as of May 31, 2016	$1,713
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	32

Balance as of August 31, 2016	$1,745

9 | USAA Emerging Markets Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Common Stocks	$(6,083)	$6,083	$-

Transferred from Level 1 to Level 2 due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

11 | USAA Emerging Markets Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the

Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 12

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt and equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

13 | USAA Emerging Markets Fund

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value ascribed to a recent issue of convertible securities and other relevant company information and discounted last traded price adjusted by movements in an index that is representative of the local market. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$171,890,000 and $73,174,000, respectively, resulting in net unrealized appreciation of $98,716,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $980,666,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company
Limited.
REIT	Real estate investment trust

Notes to Portfolio of Investments | 14

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2016, was $4,266,000, which represented 0.4% of the Fund's net assets.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Securities with a value of $6,123,000, which represented 0.6% of the Fund's net assets, were classified as Level 2 at August 31, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(d) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $35,090,000, which represented 3.6% of the Fund's net assets.

(e) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

(f) In U.S. dollars unless otherwise noted.

(g) At August 31, 2016, the issuer was in default with respect to interest and/or principal payments.

* Non-income-producing security.

15 | USAA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA GOVERNMENT SECURITIES FUND

AUGUST 31, 2016

(Form N-Q)

48052 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Government Securities Fund

August 31, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (74.3%)(d)

Mortgage-Backed Pass-Through Securities, Single-Family (36.6%)

$12	Fannie Mae (+)	6.50%	12/01/2016	$12
5	Fannie Mae (+)	6.00	2/01/2017	5
2,316	Fannie Mae (+)	3.50	5/01/2021	2,445
6,644	Fannie Mae (+)	3.00	2/01/2027	6,966
4,037	Fannie Mae (+)	3.00	2/01/2027	4,234
1,105	Fannie Mae (+)	5.00	12/01/2035	1,228
426	Fannie Mae (+)	5.50	11/01/2037	479
734	Fannie Mae (+)	6.00	5/01/2038	841
3,048	Fannie Mae (+)	4.00	8/01/2039	3,265
5,120	Fannie Mae (+)	3.50	1/01/2042	5,415
8,142	Fannie Mae (+)	3.50	5/01/2042	8,611
167	Freddie Mac (+)	5.00	1/01/2021	178
900	Freddie Mac (+)	5.50	12/01/2035	1,023
2,457	Freddie Mac (+)	4.00	9/01/2040	2,641
7,979	Freddie Mac (+)	3.50	5/01/2042	8,432
6,410	Freddie Mac (+)	3.00	6/01/2042	6,667
15	Government National Mortgage Assn. I	6.00	12/15/2016	15
266	Government National Mortgage Assn. I	5.50	12/15/2018	274
13	Government National Mortgage Assn. I	8.50	6/15/2021	14
14	Government National Mortgage Assn. I	9.00	7/15/2021	15
6	Government National Mortgage Assn. I	8.50	7/15/2022	6
495	Government National Mortgage Assn. I	6.00	8/15/2022	532
47	Government National Mortgage Assn. I	8.00	6/15/2023	52
947	Government National Mortgage Assn. I	4.50	5/15/2024	1,018
1,069	Government National Mortgage Assn. I	4.50	9/15/2024	1,149
1,110	Government National Mortgage Assn. I	4.50	9/15/2024	1,194
861	Government National Mortgage Assn. I	4.50	10/15/2024	921
904	Government National Mortgage Assn. I	4.50	10/15/2024	972
55	Government National Mortgage Assn. I	7.00	4/15/2027	56
199	Government National Mortgage Assn. I	7.00	5/15/2027	236
127	Government National Mortgage Assn. I	8.00	5/15/2027	138
106	Government National Mortgage Assn. I	7.50	2/15/2028	126
431	Government National Mortgage Assn. I	6.00	4/15/2028	504
110	Government National Mortgage Assn. I	6.50	5/15/2028	126
79	Government National Mortgage Assn. I	6.50	5/15/2028	91
10	Government National Mortgage Assn. I	6.75	5/15/2028	11
48	Government National Mortgage Assn. I	7.00	6/15/2028	49
106	Government National Mortgage Assn. I	6.50	7/15/2028	124
16	Government National Mortgage Assn. I	7.00	7/15/2028	16
39	Government National Mortgage Assn. I	7.00	8/15/2028	45
54	Government National Mortgage Assn. I	7.00	8/15/2028	60
53	Government National Mortgage Assn. I	6.50	9/15/2028	61
89	Government National Mortgage Assn. I	7.00	9/15/2028	99
74	Government National Mortgage Assn. I	6.00	11/15/2028	85
199	Government National Mortgage Assn. I	6.50	11/15/2028	230
13	Government National Mortgage Assn. I	6.50	1/15/2029	15
31	Government National Mortgage Assn. I	6.50	1/15/2029	36
182	Government National Mortgage Assn. I	6.00	2/15/2029	208
24 Government National Mortgage Assn. I		7.50	3/15/2029	30

1 | USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$45	Government National Mortgage Assn. I	7.50%	4/15/2029	$50
395	Government National Mortgage Assn. I	7.00	5/15/2029	451
446	Government National Mortgage Assn. I	7.00	6/15/2029	510
230	Government National Mortgage Assn. I	6.00	7/15/2029	270
119	Government National Mortgage Assn. I	7.50	10/15/2029	139
21	Government National Mortgage Assn. I	7.50	10/15/2029	22
81	Government National Mortgage Assn. I	8.00	7/15/2030	86
25	Government National Mortgage Assn. I	8.00	9/15/2030	29
14	Government National Mortgage Assn. I	7.50	12/15/2030	15
30	Government National Mortgage Assn. I	7.50	1/15/2031	35
254	Government National Mortgage Assn. I	6.50	3/15/2031	293
42	Government National Mortgage Assn. I	7.00	8/15/2031	42
97	Government National Mortgage Assn. I	7.00	9/15/2031	119
397	Government National Mortgage Assn. I	6.50	10/15/2031	457
91	Government National Mortgage Assn. I	7.00	10/15/2031	104
36	Government National Mortgage Assn. I	7.50	11/15/2031	40
208	Government National Mortgage Assn. I	6.50	1/15/2032	239
305	Government National Mortgage Assn. I	6.00	5/15/2032	350
30	Government National Mortgage Assn. I	7.00	6/15/2032	32
208	Government National Mortgage Assn. I	7.00	7/15/2032	244
362	Government National Mortgage Assn. I	6.50	8/15/2032	417
1,177	Government National Mortgage Assn. I	6.50	9/15/2032	1,411
1,104	Government National Mortgage Assn. I	6.00	1/15/2033	1,293
449	Government National Mortgage Assn. I	6.00	2/15/2033	526
297	Government National Mortgage Assn. I	6.00	7/15/2033	340
371	Government National Mortgage Assn. I	6.00	9/15/2033	435
3,315	Government National Mortgage Assn. I	5.50	10/15/2033	3,813
1,499	Government National Mortgage Assn. I	5.50	12/15/2033	1,727
671	Government National Mortgage Assn. I	5.50	7/15/2034	773
1,540	Government National Mortgage Assn. I	5.50	10/15/2035	1,766
437	Government National Mortgage Assn. I	6.00	3/15/2037	506
295	Government National Mortgage Assn. I	6.00	9/15/2037	342
1,086	Government National Mortgage Assn. I	5.50	3/15/2038	1,225
1,784	Government National Mortgage Assn. I	5.50	4/15/2038	2,050
673	Government National Mortgage Assn. I	6.00	5/15/2038	780
685	Government National Mortgage Assn. I	6.00	5/15/2038	794
496	Government National Mortgage Assn. I	6.00	9/15/2038	567
642	Government National Mortgage Assn. I	6.00	10/15/2038	734
847	Government National Mortgage Assn. I	6.00	12/15/2038	969
681	Government National Mortgage Assn. I	5.00	2/15/2039	765
4,297	Government National Mortgage Assn. I	5.50	6/15/2039	4,847
5,634	Government National Mortgage Assn. I	4.50	9/15/2039	6,237
3,931	Government National Mortgage Assn. I	4.50	11/15/2039	4,376
5,735	Government National Mortgage Assn. I	4.50	12/15/2039	6,392
18,081	Government National Mortgage Assn. I	4.50	2/15/2040	20,167
3,648	Government National Mortgage Assn. I	4.50	3/15/2040	4,025
3,227	Government National Mortgage Assn. I	4.50	6/15/2040	3,555
1,674	Government National Mortgage Assn. I	4.00	7/15/2040	1,796
3,860	Government National Mortgage Assn. I	4.50	7/15/2040	4,258
2,102	Government National Mortgage Assn. I	4.00	8/15/2040	2,261
4,521	Government National Mortgage Assn. I	4.00	9/15/2040	4,858
3,940	Government National Mortgage Assn. I	4.50	1/15/2041	4,341
15	Government National Mortgage Assn. II	8.00	12/20/2022	16
2,374	Government National Mortgage Assn. II	4.50	4/20/2024	2,557
355	Government National Mortgage Assn. II	8.00	8/20/2030	452
359	Government National Mortgage Assn. II	7.00	9/20/2030	443
209	Government National Mortgage Assn. II	6.00	3/20/2031	247
70	Government National Mortgage Assn. II	7.50	4/20/2031	89
115	Government National Mortgage Assn. II	6.50	5/20/2031	137
90	Government National Mortgage Assn. II	6.50	7/20/2031	109
239	Government National Mortgage Assn. II	6.50	8/20/2031	286
354	Government National Mortgage Assn. II	6.50	4/20/2032	420
339	Government National Mortgage Assn. II	6.50	6/20/2032	404
524	Government National Mortgage Assn. II	6.00	8/20/2032	618
462 Government National Mortgage Assn. II		6.00	9/20/2032	547

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$451	Government National Mortgage Assn. II	5.50%	4/20/2033	$511
1,574	Government National Mortgage Assn. II	5.00	5/20/2033	1,769
1,996	Government National Mortgage Assn. II	5.00	7/20/2033	2,245
471	Government National Mortgage Assn. II	6.00	10/20/2033	556
459	Government National Mortgage Assn. II	6.00	12/20/2033	512
1,528	Government National Mortgage Assn. II	6.00	2/20/2034	1,807
1,496	Government National Mortgage Assn. II	5.50	3/20/2034	1,727
1,449	Government National Mortgage Assn. II	6.00	3/20/2034	1,709
1,182	Government National Mortgage Assn. II	5.00	6/20/2034	1,328
1,063	Government National Mortgage Assn. II	6.50	8/20/2034	1,297
937	Government National Mortgage Assn. II	6.00	9/20/2034	1,120
2,618	Government National Mortgage Assn. II	6.00	10/20/2034	3,095
302	Government National Mortgage Assn. II	6.00	11/20/2034	340
5,468	Government National Mortgage Assn. II	5.50	2/20/2035	6,203
4,745	Government National Mortgage Assn. II	5.50	4/20/2035	5,374
2,301	Government National Mortgage Assn. II	5.50	7/20/2035	2,602
2,969	Government National Mortgage Assn. II	5.00	9/20/2035	3,337
963	Government National Mortgage Assn. II	6.00	5/20/2036	1,111
1,080	Government National Mortgage Assn. II	5.50	1/20/2037	1,206
767	Government National Mortgage Assn. II	5.00	2/20/2037	832
3,588	Government National Mortgage Assn. II	4.00	11/20/2040	3,855
				201,684
	Collateralized Mortgage Obligations (5.5%)
6,555	Fannie Mae (+)	1.50	7/25/2027	6,525
2,782	Fannie Mae (+)	1.38	9/25/2027	2,752
2,514	Fannie Mae (+)	1.50	9/25/2027	2,462
2,552	Fannie Mae (+)	1.50	9/25/2027	2,512
2,699	Fannie Mae (+)	1.50	10/25/2027	2,642
203	Fannie Mae (+)	5.00	11/25/2032	204
2,314	Fannie Mae (+)	0.82 (b)	4/25/2035	2,306
2,439	Fannie Mae (+)	0.82 (b)	8/25/2037	2,432
3,857	Freddie Mac (+)	2.00	9/15/2026	3,900
1,551	Freddie Mac (+)	0.81 (b)	3/15/2036	1,546
2,743	Freddie Mac (+)	1.06 (b)	10/15/2041	2,773
				30,054
	Commercial Mortgage-Backed Securities (32.2%)
8,488	Fannie Mae (+)	2.01	7/01/2019	8,616
2,027	Fannie Mae (+)	2.05	7/01/2019	2,059
3,000	Fannie Mae (+)	1.65	9/25/2019	3,014
7,732	Fannie Mae (+)	1.50	1/01/2020	7,740
10,140	Fannie Mae (+)	1.58	1/01/2020	10,177
10,000	Fannie Mae (+)	2.63	9/01/2021	10,475
21,815	Fannie Mae (+)	2.42	11/01/2022	22,558
8,265	Fannie Mae (+)	2.50	4/01/2023	8,607
2,151	Fannie Mae (+)	2.54	5/01/2023	2,244
5,000	Fannie Mae (+)	2.16	10/25/2023	5,085
2,356	Fannie Mae (+)	2.80	6/25/2025	2,478
8,500	Freddie Mac (+)	2.22	12/25/2018	8,658
5,000	Freddie Mac (+)	2.86	1/25/2021	5,270
2,250	Freddie Mac (+)	2.27	3/25/2022	2,317
4,057	Freddie Mac (+)	1.69	4/25/2022	4,093
4,000	Freddie Mac (+)	2.72	6/25/2022	4,216
3,000	Freddie Mac (+)	2.36	7/25/2022	3,109
10,000	Freddie Mac (+)	2.31	8/25/2022	10,351
5,000	Freddie Mac (+)	2.51	11/25/2022	5,225
5,000	Freddie Mac (+)	2.64	1/25/2023	5,262
3,000	Freddie Mac (+)	3.32	2/25/2023	3,282
3,000	Freddie Mac (+)	2.41	3/25/2023	3,104
3,000	Freddie Mac (+)	3.39	3/25/2024	3,312
4,125	Freddie Mac (+)	2.60	1/25/2025	4,292
3,000	Freddie Mac (+)	3.02	1/25/2025	3,241

3 | USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Freddie Mac (+)	3.28%	6/25/2025	$11,003
5,000	Freddie Mac (+)	2.20	7/25/2025	5,098
4,000	Freddie Mac (+)	3.01	7/25/2025	4,318
3,000	Freddie Mac (+)	2.85	3/25/2026	3,157
5,000	Freddie Mac (+)	2.53	5/25/2026	5,200
				177,561
	Total U.S. Government Agency Issues (cost: $388,097)			409,299

ASSET-BACKED SECURITIES (3.0%)

Asset-Backed Financing (3.0%)

3,550	Navient Student Loan Trust	1.03 (b)	6/25/2031	3,431
2,000	Navient Student Loan Trust (c)	1.57 (b)	6/25/2065	2,020
4,798	Nelnet Student Loan Trust	0.89 (b)	6/25/2041	3,931
2,104	SLM Student Loan Trust	0.82 (b)	10/27/2025	2,070
5,000	SLM Student Loan Trust	1.17 (b)	6/25/2055	4,959
				16,411
	Total Asset-Backed Securities (cost: $16,780)			16,411

U.S. TREASURY SECURITIES (17.8%)(a)

Notes (17.8%)

3,000	0.75%, 1/15/2017	3,004
7,500	0.88%, 1/31/2017	7,514
10,000	1.88%, 8/31/2017	10,117
13,000	0.63%, 9/30/2017	12,991
5,000	0.75%, 10/31/2017	5,003
7,000	0.88%, 1/31/2018	7,014
5,000	1.00%, 5/15/2018	5,018
10,000	1.00%, 9/15/2018	10,038
4,000	1.00%, 3/15/2019	4,014
6,000	0.88%, 4/15/2019	6,000
7,000	1.38%, 5/31/2021	7,064
3,000	2.12%, 6/30/2021	3,131
3,000	2.00%, 2/15/2022	3,115
5,000	2.25%, 11/15/2024	5,284
4,000	2.00%, 2/15/2025	4,149
4,500	2.13%, 5/15/2025	4,714
		98,170
	Total U.S. Treasury Securities (cost: $97,233)	98,170

MUNICIPAL BONDS (4.2%)

Airport/Port (1.0%)

5,000	Port Auth. of New York & New Jersey	2.53	10/15/2020	5,181
	General Obligation (3.2%)
5,000	State of California	1.75	11/01/2017	5,045
5,000	State of Connecticut	2.92	8/01/2023	5,288
3,000	State of Texas	2.83	10/01/2025	3,184
4,000	State of Texas	3.01	10/01/2026	4,192
				17,709
	Total Municipal Bonds (cost: $22,005)			22,890

Portfolio of Investments | 4

Principal		Market
Amount		Value
(000)	Security	(000)

MONEY MARKET INSTRUMENTS (0.4%)

REPURCHASE AGREEMENTS (0.4%)

$2,135 Credit Agricole Corp. Inv. Bank, 0.32%, acquired 8/31/2016 and due on 9/01/2016 at $2,135 (collateralized by $1,628 of U.S. Treasury, 3.75%(a), due
11/15/2043; market value $2,178) (cost: $2,135)	$2,135
Total Investments (cost: $526,250)	$548,905
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Government Agency Issues	$	— $	409,299	$	— $	409,299
Asset-Backed Securities		—	16,411		—	16,411
U.S. Treasury Securities		98,170	—		—	98,170
Municipal Bonds		—	22,890		—	22,890
Money Market Instruments:
Repurchase Agreements		—	2,135		—	2,135
Total		$98,170	$450,735	$	— $	548,905

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2016, through August 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Government Securities Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Institutional Shares (Institutional Shares), and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

6 | USAA Government Securities Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. Repurchase agreements are valued at cost.

4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

7 | USAA Government Securities Fund

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

Notes to Portfolio of Investments | 8

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$23,508,000 and $853,000, respectively, resulting in net unrealized appreciation of $22,655,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $550,669,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

SPECIFIC NOTES

(a) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(b) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2016.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

9 | USAA Government Securities Fund

(d) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA GROWTH AND TAX STRATEGY FUND

AUGUST 31, 2016

(Form N-Q)

48046 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth and Tax Strategy Fund

August 31, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

TAX-EXEMPT SECURITIES (54.7%)

TAX-EXEMPT BONDS (51.7%)

Alabama (0.4%)

$1,000	Lower Alabama Gas District	5.00%	9/01/2046	$1,360
	Arizona (0.7%)
1,300	Phoenix IDA	5.00	7/01/2046	1,475
1,000	Student and Academic Service, LLC (INS)	5.00	6/01/2044	1,187
				2,662
	California (4.0%)
1,200	Jurupa Public Financing Auth.	5.00	9/01/2042	1,400
2,000	Monterey Peninsula USD (INS)	5.50	8/01/2034	2,409
1,000	State	5.00	2/01/2043	1,195
1,000	State	5.00	8/01/2045	1,243
1,000	Statewide Communities Development Auth.
	(INS)	5.00	11/15/2049	1,194
1,000	Sutter Butte Flood Control Agency (INS)	5.00	10/01/2040	1,198
1,500	Twin Rivers USD (INS)	5.00	8/01/2040	1,773
1,000	Val Verde USD (INS)	5.00	8/01/2044	1,201
4,435	West Contra Costa USD (INS)	5.05 (a)	8/01/2034	2,513
				14,126
	Colorado (1.6%)
1,000	Health Facilities Auth.	5.00	12/01/2042	1,111
1,000	Health Facilities Auth.	5.00	6/01/2045	1,144
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,172
2,000	Regional Transportation District	5.38	6/01/2031	2,289
				5,716
	Connecticut (0.0%)
4,145	Mashantucket (Western) Pequot Tribe (b),(c)	6.05	7/01/2031	166
	District of Columbia (0.4%)
1,100	District of Columbia	5.00	7/01/2042	1,238
	Florida (4.5%)
1,875	Escambia County Housing Finance Auth.
	(INS)	5.75	6/01/2031	2,098
1,000	Halifax Hospital Medical Center	5.00	6/01/2046	1,175
1,000	Jacksonville	5.00	10/01/2029	1,172
2,000	Lee County IDA	5.00	11/01/2025	2,302
645	Lee County IDA	5.50	10/01/2047	704
1,300	Miami-Dade County	5.00	10/01/2034	1,491
3,000	Orlando (INS)	5.13	11/01/2027	3,125

1 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Southeast Overtown/Park West Community
	Redevelopment Agency (e)	5.00%	3/01/2030	$1,144
1,505	Tampa-Hillsborough County Expressway
	Auth.	5.00	7/01/2037	1,748
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2045	1,166
				16,125
	Guam (0.6%)
750	International Airport Auth. (INS)	5.50	10/01/2033	924
1,000	Waterworks Auth.	5.50	7/01/2043	1,169
				2,093
	Illinois (4.7%)
1,000	Chicago	5.00	1/01/2044	1,133
1,000	Chicago	5.00	11/01/2044	1,149
1,000	Chicago-Midway Airport	5.00	1/01/2046	1,196
1,000	Chicago-O'Hare International Airport (INS)	5.25	1/01/2033	1,196
1,000	Finance Auth.	3.90	3/01/2030	1,097
2,000	Finance Auth. (PRE)	6.00	10/01/2032	2,459
1,275	Finance Auth.	5.00	5/15/2040	1,444
1,000	Finance Auth. (f)	4.00	10/01/2040	1,093
1,000	Finance Auth.	4.00	2/15/2041	1,015
1,000	Finance Auth.	5.00	8/15/2044	1,155
1,000	Finance Auth.	5.00	5/15/2045	1,173
1,000	Municipal Power Agency (f)	4.00	12/01/2041	1,086
1,235	Springfield Metro Sanitary District	5.75	1/01/2053	1,516
				16,712
	Indiana (2.9%)
500	Ball State Univ.	5.00	7/01/2030	567
1,000	Evansville Redevelopment Auth. (INS)	4.00	2/01/2039	1,100
1,250	Finance Auth.	5.38	11/01/2032	1,361
1,000	Finance Auth.	5.00	2/01/2040	1,138
1,000	Finance Auth.	5.00	10/01/2044	1,150
1,500	Richmond Hospital Auth.	5.00	1/01/2039	1,774
3,000	Rockport (INS)	4.63	6/01/2025	3,072
				10,162
	Kansas (1.1%)
1,000	Coffeyville (INS)(e)	5.00	6/01/2042	1,113
1,250	Wyandotte County/Kansas City	5.00	9/01/2044	1,497
1,000	Wyandotte County/Kansas City	5.00	9/01/2045	1,192
				3,802
	Kentucky (0.3%)
1,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2033	1,073
	Louisiana (2.8%)
985	Local Government Environmental Facilities
	and Community Dev. Auth. (INS)	6.55	9/01/2025	1,101
1,000	Local Government Environmental Facilities
	and Community Dev. Auth. (INS)	4.00	10/01/2046	1,079
2,000	Parish of St. John the Baptist	5.13	6/01/2037	2,048
1,000	Public Facilities Auth.	5.00	11/01/2045	1,161
1,000	Public Facilities Auth. (INS)	5.25	6/01/2051	1,181
1,000	Shreveport (INS)	5.00	12/01/2039	1,200
1,000	Shreveport	5.00	12/01/2040	1,193
1,000	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,144
				10,107

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Maine (0.3%)

$1,000	Health and Higher Education Facilities Auth.	4.00%	7/01/2046	$1,043
	Massachusetts (2.0%)
1,000	Dev. Finance Agency	5.00	4/15/2040	1,124
1,000	Dev. Finance Agency	5.25	11/15/2041	1,189
1,000	Dev. Finance Agency	5.75	7/15/2043	1,191
1,000	Dev. Finance Agency	5.00	7/01/2044	1,168
1,000	Dev. Finance Agency	5.50	7/01/2044	1,147
1,000	Dev. Finance Agency	5.00	7/01/2046	1,190
				7,009
	Michigan (1.4%)
1,250	Lincoln Consolidated School District (INS)	5.00	5/01/2040	1,488
1,000	Livonia Public Schools School District (INS)	5.00	5/01/2045	1,195
1,000	Wayne County Airport Auth.	5.00	12/01/2044	1,163
1,000	Wyandotte (INS)	5.00	10/01/2044	1,125
				4,971
	Minnesota (0.3%)
1,000	Saint Paul Housing and Redevelopment Auth.	5.00	11/15/2044	1,183
	Missouri (0.4%)
1,270	Health and Educational Facilities Auth.	5.00	8/01/2045	1,420
	Nebraska (0.3%)
1,000	Douglas County Hospital Auth.	5.00	11/01/2048	1,173
	Nevada (1.0%)
1,555	Las Vegas Convention and Visitors Auth.	4.00	7/01/2041	1,702
1,500	Las Vegas Redevelopment Agency	5.00	6/15/2045	1,769
				3,471
	New Jersey (1.6%)
1,000	EDA	5.00	6/15/2029	1,104
2,000	EDA (PRE)(g)	5.00	9/01/2033	2,173
1,250	South Jersey Transportation Auth.	5.00	11/01/2039	1,440
1,000	Transportation Trust Fund Auth.	5.00	6/15/2044	1,116
				5,833
	New Mexico (0.6%)
1,000	Farmington	4.88	4/01/2033	1,013
1,000	Farmington	5.90	6/01/2040	1,137
				2,150
	New York (3.9%)
1,000	Dormitory Auth. (PRE)	5.50	5/01/2037	1,129
1,205	Dormitory Auth. (INS)	5.50	7/01/2040	1,744
630	Liberty Dev. Corp.	5.25	10/01/2035	867
1,500	Liberty Dev. Corp.	5.50	10/01/2037	2,145
1,000	MTA	5.00	11/15/2042	1,186
1,000	New York City	5.25	8/15/2023	1,089
2,000	New York City Trust for Cultural Resources	5.00	12/01/2039	2,244
8,455	Oneida County IDA (INS)	4.65 (a)	7/01/2035	3,644
				14,048

3 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

North Carolina (0.3%)

$1,000	Medical Care Commission	5.00%	10/01/2035	$1,198
	Ohio (0.2%)
750	Southeastern Port Auth. Hospital Facilities	5.00	12/01/2043	810
	Oklahoma (0.4%)
1,315	Comanche County Hospital Auth.	5.00	7/01/2032	1,416
	Pennsylvania (2.8%)
1,125	Butler County Hospital Auth.	5.00	7/01/2039	1,309
1,000	Chester County IDA	5.00	10/01/2044	1,097
1,625	Indiana County Hospital Auth.	6.00	6/01/2039	1,884
1,000	Lancaster County Hospital Auth.	5.00	11/01/2035	1,190
1,000	Montgomery County IDA	5.25	1/15/2045	1,148
1,000	Northampton County General Purpose Auth.	4.00	8/15/2040	1,073
1,000	Turnpike Commission	5.25	12/01/2044	1,182
1,000	Turnpike Commission	5.00	12/01/2046	1,167
				10,050
	Puerto Rico (0.3%)
1,000	Commonwealth (INS)	5.00	7/01/2035	1,078
	Rhode Island (0.4%)
50	Housing and Mortgage Finance Corp. (g)	6.85	10/01/2024	50
1,000	Turnpike and Bridge Auth.	5.00	10/01/2040	1,209
				1,259
	South Carolina (0.7%)
2,000	Piedmont Municipal Power Agency (INS)	5.75	1/01/2034	2,381
	Tennessee (0.9%)
2,000	Knox County Health, Educational and Housing
	Facilities Board	5.01 (a)	1/01/2035	810
1,000	Metropolitan Government of Nashville and
	Davidson County Health and
	Educational Facilities Board	5.00	10/01/2045	1,175
1,000	Metropolitan Government of Nashville and
	Davidson County Health and
	Educational Facilities Board	5.00	7/01/2046	1,201
				3,186
	Texas (8.5%)
1,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	1,072
1,000	Central Texas Regional Mobility Auth.	5.00	1/01/2045	1,180
1,000	Clifton Higher Education Finance Corp.
	(NBGA)	5.00	8/15/2039	1,207
2,000	El Paso (INS)(PRE)	4.75	8/15/2033	2,081
1,000	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	1,119
1,000	Houston	5.00	9/01/2039	1,180
1,000	Houston	5.00	9/01/2040	1,179
1,000	Karnes County Hospital District	5.00	2/01/2044	1,113
1,000	Laredo (f)	4.00	3/01/2041	1,096
5,675	Lewisville (INS)	5.80	9/01/2025	6,387
1,000	Matagorda County	4.00	6/01/2030	1,095
1,000	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2035	1,137

Portfolio of Investments | 4

Principal					Market
Amount			Coupon		Value
(000)	Security		Rate	Maturity	(000)
$1,600	New Hope Cultural Education Facilities
	Finance Corp.		5.00%	4/01/2047	$1,814
1,000	New Hope Cultural Education Facilities
	Finance Corp.		5.00	7/01/2047	1,122
1,500	North Texas Tollway Auth.		5.00	1/01/2031	1,807
1,000	North Texas Tollway Auth.		5.00	1/01/2045	1,194
820	San Leanna	Education Facilities Corp. (PRE)	4.75	6/01/2032	845
180	San Leanna	Education Facilities Corp.	4.75	6/01/2032	183
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.		5.00	11/15/2036	1,146
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.		5.00	11/15/2045	1,119
1,000	Transportation Commission		5.00	8/15/2042	1,171
					30,247
	Virginia (0.3%)
1,000	Alexandria IDA		5.00	10/01/2050	1,169
	West Virginia (0.4%)
1,500	Pleasants County (g)		5.25	10/15/2037	1,508
	Wisconsin (0.3%)
1,000	Health and Educational Facilities Auth.		5.25	4/15/2035	1,159
	Wyoming (0.4%)
1,250	Laramie County		5.00	5/01/2037	1,410
	Total Tax-Exempt Bonds (cost: $170,563)				184,514
	TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.0%)
	VARIABLE-RATE DEMAND NOTES (1.9%)
	Florida (0.2%)
800	Escambia County		0.66	4/01/2039	800
	Illinois (1.2%)
2,500	Chicago Board of Education (INS) (LIQ)(e)		0.97	12/01/2039	2,500
1,790	State (LIQ) (LOC - Deutsche Bank A.G.)(e)		0.87	4/01/2037	1,790
					4,290
	Louisiana (0.5%)
1,600	St. James Parish		0.82	11/01/2040	1,600
	Total Variable-Rate Demand Notes				6,690
Number
of Shares
	MONEY MARKET FUNDS (1.1%)
3,918,328	Federated Tax-Free Obligations Fund, 0.43% (h)				3,918
	Total Tax-Exempt Money Market Instruments (cost: $10,608)				10,608
	Total Tax-Exempt Securities (cost: $181,171)				195,122

5 | USAA Growth and Tax Strategy Fund

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (45.4%)

BLUE CHIP STOCKS (45.4%)

Consumer Discretionary (5.5%)

Advertising (0.1%)

2,760	Interpublic Group of Companies, Inc.		$64
1,760	Omnicom Group, Inc.		151
			215
	Apparel Retail (0.3%)
1,264	Foot Locker, Inc.		83
1,580	Gap, Inc.		39
2,433	L Brands, Inc.		185
3,606	Ross Stores, Inc.		225
6,493	TJX Companies, Inc.		503
749	Urban Outfitters, Inc.*		27
		1,062
	Apparel, Accessories & Luxury Goods (0.2%)
2,313	Coach, Inc.		88
2,721	Hanesbrands, Inc.		72
1,332	Michael Kors Holdings Ltd.*		65
550	PVH Corp.		59
420	Ralph Lauren Corp.		44
1,305	Under Armour, Inc. "A"*		52
1,314	Under Armour, Inc. "C"*		47
3,036	VF Corp.		189
			616
	Auto Parts & Equipment (0.1%)
1,762	BorgWarner, Inc.		61
2,703	Delphi Automotive plc		191
5,590	Johnson Controls, Inc.		245
			497
	Automobile Manufacturers (0.2%)
33,522	Ford Motor Co.		423
13,478	General Motors Co.		430
			853
	Automotive Retail (0.2%)
504	Advance Auto Parts, Inc.		79
610	AutoNation, Inc.*		29
230	AutoZone, Inc.*		171
1,750	CarMax, Inc.*		103
878	O'Reilly Automotive, Inc.*		246
			628
	Broadcasting (0.1%)
3,847	CBS Corp. "B"		196
1,246	Discovery Communications, Inc. "A"*		32
2,101	Discovery Communications, Inc. "C"*		52
941	Scripps Networks Interactive "A"		60
1,870	Tegna, Inc.		38
			378
	Cable & Satellite (0.4%)
631	Charter Communications, Inc. "A"*		162
19,475	Comcast Corp. "A"	1,271
		1,433

		Portfolio of Investments	| 6

		Market
Number		Value
of Shares	Security	(000)
	Casinos & Gaming (0.0%)
724	Wynn Resorts Ltd.	$65
	Computer & Electronics Retail (0.0%)
1,976	Best Buy Co., Inc.	76
	Consumer Electronics (0.0%)
700	Garmin Ltd.	34
497	Harman International Industries, Inc.	42
		76
	Department Stores (0.1%)
1,536	Kohl's Corp.	68
2,484	Macy's, Inc.	90
1,287	Nordstrom, Inc.	65
		223
	Distributors (0.1%)
1,110	Genuine Parts Co.	114
2,565	LKQ Corp.*	93
		207
	Footwear (0.2%)
11,468	NIKE, Inc. "B"	661
	General Merchandise Stores (0.2%)
2,656	Dollar General Corp.	195
2,334	Dollar Tree, Inc.*	193
5,251	Target Corp.	369
		757
	Home Furnishings (0.0%)
859	Leggett & Platt, Inc.	45
566	Mohawk Industries, Inc.*	121
		166
	Home Improvement Retail (0.5%)
10,155	Home Depot, Inc.	1,362
7,411	Lowe's Companies, Inc.	567
		1,929
	Homebuilding (0.1%)
3,030	D.R. Horton, Inc.	97
1,491	Lennar Corp. "A"	71
2,360	PulteGroup, Inc.	50
		218
	Homefurnishing Retail (0.0%)
1,357	Bed Bath & Beyond, Inc.	63
	Hotels, Resorts & Cruise Lines (0.2%)
4,149	Carnival Corp.	198
605	Interval Leisure Group, Inc.	11
1,591	Marriott International, Inc. "A"	113
1,243	Royal Caribbean Cruises Ltd.	88
1,405	Starwood Hotels & Resorts Worldwide, Inc.	109
1,010	Wyndham Worldwide Corp.	72
		591
	Household Appliances (0.0%)
674	Whirlpool Corp.	120
	Housewares & Specialties (0.1%)
4,392	Newell Rubbermaid, Inc.	233
	Internet Retail (1.0%)
3,333	Amazon.com, Inc.*	2,564

7 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
925	Expedia, Inc.	$101
3,471	Netflix, Inc.*	338
427	Priceline Group, Inc.*	605
975	TripAdvisor, Inc.*	59
		3,667
	Leisure Products (0.1%)
1,004	Hasbro, Inc.	82
2,666	Mattel, Inc.	88
		170
	Motorcycle Manufacturers (0.0%)
1,600	Harley-Davidson, Inc.	84
	Movies & Entertainment (0.6%)
7,789	Time Warner, Inc.	611
10,093	Twenty-First Century Fox, Inc. "A"	248
3,916	Twenty-First Century Fox, Inc. "B"	97
2,735	Viacom, Inc. "B"	110
12,016	Walt Disney Co.	1,135
		2,201
	Publishing (0.0%)
2,721	News Corp. "A"	38
	Restaurants (0.6%)
226	Chipotle Mexican Grill, Inc.*	93
842	Darden Restaurants, Inc.	52
7,587	McDonald's Corp.	878
12,252	Starbucks Corp.	689
3,762	Yum! Brands, Inc.	341
		2,053
	Specialized Consumer Services (0.0%)
1,670	H&R; Block, Inc.	36
	Specialty Stores (0.1%)
548	Signet Jewelers Ltd.	45
5,555	Staples, Inc.	48
720	Tiffany & Co.	51
1,196	Tractor Supply Co.	100
586	Ulta Salon, Cosmetics & Fragrance, Inc.*	145
		389
	Tires & Rubber (0.0%)
2,240	Goodyear Tire & Rubber Co.	66
	Total Consumer Discretionary	19,771
	Consumer Staples (4.6%)
	Agricultural Products (0.1%)
5,652	Archer-Daniels-Midland Co.	247
	Brewers (0.1%)
1,823	Molson Coors Brewing Co. "B"	187
	Distillers & Vintners (0.1%)
2,102	Brown-Forman Corp. "B"	102
1,408	Constellation Brands, Inc. "A"	231
		333
	Drug Retail (0.4%)
10,223	CVS Health Corp.	955
7,416	Walgreens Boots Alliance, Inc.	598
		1,553

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Food Distributors (0.1%)
4,020	Sysco Corp.	$208
	Food Retail (0.1%)
8,610	Kroger Co.	275
2,681	Whole Foods Market, Inc.	82
		357
	Household Products (0.9%)
951	Church & Dwight Co., Inc.	95
910	Clorox Co.	119
8,455	Colgate-Palmolive Co.	629
3,274	Kimberly-Clark Corp.	419
22,264	Procter & Gamble Co.	1,944
		3,206
	Hypermarkets & Super Centers (0.4%)
3,774	Costco Wholesale Corp.	612
12,558	Wal-Mart Stores, Inc.	897
		1,509
	Packaged Foods & Meat (0.7%)
1,381	Campbell Soup Co.	84
3,855	ConAgra Foods, Inc.	180
5,717	General Mills, Inc.	405
1,241	Hershey Co.	124
1,830	Hormel Foods Corp.	70
1,151	J.M. Smucker Co.	163
1,848	Kellogg Co.	152
5,130	Kraft Heinz Co.	459
1,040	McCormick & Co., Inc.	106
1,716	Mead Johnson Nutrition Co.	146
12,557	Mondelez International, Inc. "A"	565
2,697	Tyson Foods, Inc. "A"	204
		2,658
	Personal Products (0.0%)
1,921	Estee Lauder Companies, Inc. "A"	171
	Soft Drinks (0.9%)
31,689	Coca-Cola Co.	1,376
1,630	Coca-Cola European Partners plc	63
1,841	Dr. Pepper Snapple Group, Inc.	173
1,087	Monster Beverage Corp.*	167
12,441	PepsiCo, Inc.	1,328
		3,107
	Tobacco (0.8%)
16,364	Altria Group, Inc.	1,082
13,361	Philip Morris International, Inc.	1,335
7,833	Reynolds American, Inc.	388
		2,805
	Total Consumer Staples	16,341
	Energy (3.2%)
	Integrated Oil & Gas (1.4%)
16,483	Chevron Corp.	1,658
34,682	Exxon Mobil Corp.(i)	3,022
6,115	Occidental Petroleum Corp.	470
		5,150
	Oil & Gas Drilling (0.0%)
731	Helmerich & Payne, Inc.	44

9 | USAA Growth and Tax Strategy Fund

			Market
Number			Value
of Shares	Security		(000)
2,533	Transocean Ltd.		$25
			69
	Oil & Gas Equipment & Services (0.5%)
4,004	Baker Hughes, Inc.		197
1,899	FMC Technologies, Inc.*		53
7,620	Halliburton Co.		328
3,243	National Oilwell Varco, Inc.		109
12,365	Schlumberger Ltd.		977
			1,664
	Oil & Gas Exploration & Production (0.8%)
4,154	Anadarko Petroleum Corp.		222
3,642	Apache Corp.		181
3,449	Cabot Oil & Gas Corp.		85
4,313	Chesapeake Energy Corp.*		27
788	Cimarex Energy Co.		104
1,150	Concho Resources, Inc.*		149
11,096	ConocoPhillips		456
5,191	Devon Energy Corp.		225
5,451	EOG Resources, Inc.		482
1,317	EQT Corp.		94
2,256	Hess Corp.		123
7,765	Marathon Oil Corp.		117
1,489	Murphy Oil Corp.		40
1,347	Newfield Exploration Co.*		58
3,345	Noble Energy, Inc.		115
1,502	Pioneer Natural Resources Co.		269
1,411	Range Resources Corp.		54
3,203	Southwestern Energy Co.*		45
			2,846
	Oil & Gas Refining & Marketing (0.3%)
4,699	Marathon Petroleum Corp.		200
4,633	Phillips 66		363
970	Tesoro Corp.		73
4,653	Valero Energy Corp.		258
			894
	Oil & Gas Storage & Transportation (0.2%)
12,771	Kinder Morgan, Inc.		279
1,414	ONEOK, Inc.		66
5,594	Spectra Energy Corp.		199
5,685	Williams Companies, Inc.		159
			703
	Total Energy		11,326
	Financials (7.5%)
	Asset Management & Custody Banks (0.5%)
518	Affiliated Managers Group, Inc.*		74
1,556	Ameriprise Financial, Inc.		157
10,361	Bank of New York Mellon Corp.		432
1,246	BlackRock, Inc.		465
3,271	Franklin Resources, Inc.		119
3,240	Invesco Ltd.		101
750	Legg Mason, Inc.		26
1,926	Northern Trust Corp.(j)		136
3,592	State Street Corp.		252
1,970	T. Rowe Price Group, Inc.		137
			1,899
	Consumer Finance (0.4%)
7,931	American Express Co.		520
4,738	Capital One Financial Corp.		339

		Portfolio of Investments	| 10

		Market
Number		Value
of Shares	Security	(000)
3,494	Discover Financial Services	$210
2,650	Navient Corp.	38
7,675	Synchrony Financial	214
		1,321
	Diversified Banks (2.1%)
93,775	Bank of America Corp.	1,514
24,225	Citigroup, Inc.	1,156
1,300	Comerica, Inc.	61
30,506	JPMorgan Chase & Co.	2,059
13,952	U.S. Bancorp	616
39,794	Wells Fargo & Co.(i)	2,022
		7,428
	Insurance Brokers (0.2%)
2,487	Aon plc	277
1,703	Arthur J. Gallagher & Co.	84
4,644	Marsh & McLennan Companies, Inc.	314
1,331	Willis Towers Watson plc	165
		840
	Investment Banking & Brokerage (0.4%)
11,569	Charles Schwab Corp.	364
2,079	E*Trade Financial Corp.*	55
3,047	Goldman Sachs Group, Inc.	516
13,036	Morgan Stanley	418
		1,353
	Life & Health Insurance (0.4%)
3,709	AFLAC, Inc.	275
1,769	Lincoln National Corp.	85
10,567	MetLife, Inc.	459
2,592	Principal Financial Group, Inc.	127
3,711	Prudential Financial, Inc.	295
1,113	Torchmark Corp.	72
2,028	Unum Group	72
		1,385
	Multi-Line Insurance (0.3%)
10,947	American International Group, Inc.	655
684	Assurant, Inc.	61
2,900	Hartford Financial Services Group, Inc.	119
2,091	Loews Corp.	88
		923
	Multi-Sector Holdings (0.7%)
15,674	Berkshire Hathaway, Inc. "B"*	2,359
2,777	Leucadia National Corp.	53
		2,412
	Property & Casualty Insurance (0.4%)
3,040	Allstate Corp.	209
3,977	Chubb Ltd.	505
970	Cincinnati Financial Corp.	75
5,079	Progressive Corp.	165
2,350	Travelers Companies, Inc.	279
2,680	XL Group Ltd.	92
		1,325
	Real Estate Services (0.0%)
2,808	CBRE Group, Inc. "A"*	84
	Regional Banks (0.5%)
8,131	BB&T; Corp.	313
4,555	Citizens Financial Group, Inc.	113
5,810	Fifth Third Bancorp	117

11 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
5,200	Huntington Bancshares, Inc.	$52
6,620	KeyCorp	83
1,257	M&T; Bank Corp.	149
2,677	People's United Financial, Inc.	44
4,521	PNC Financial Services Group, Inc.	407
9,790	Regions Financial Corp.	98
4,820	SunTrust Banks, Inc.	212
1,440	Zions Bancorp	44
		1,632
	REITs - Health Care (0.2%)
3,875	HCP, Inc.	152
2,774	Ventas, Inc.	202
3,536	Welltower, Inc.	271
		625
	REITs - Hotel & Resort (0.0%)
6,924	Host Hotels & Resorts, Inc.	123
	REITs - Industrial (0.1%)
5,203	ProLogis, Inc.	276
	REITs - Office (0.1%)
1,478	Boston Properties, Inc.	207
887	SL Green Realty Corp.	105
1,706	Vornado Realty Trust	176
		488
	REITs - Residential (0.1%)
998	Apartment Investment & Management Co. "A"	45
1,141	AvalonBay Communities, Inc.	200
3,035	Equity Residential	197
507	Essex Property Trust, Inc.	115
		557
	REITs - Retail (0.3%)
600	Federal Realty Investment Trust	95
4,318	General Growth Properties, Inc.	126
3,567	Kimco Realty Corp.	107
894	Macerich Co.	73
2,079	Realty Income Corp.	137
2,878	Simon Property Group, Inc.	620
		1,158
	REITs - Specialized (0.5%)
3,903	American Tower Corp.	443
3,338	Crown Castle International Corp.	316
1,412	Digital Realty Trust, Inc.	140
571	Equinix, Inc.	210
1,066	Extra Space Storage, Inc.	86
1,246	Iron Mountain, Inc.	48
1,203	Public Storage	269
6,302	Weyerhaeuser Co.	201
		1,713
	Specialized Finance (0.3%)
3,355	CME Group, Inc.	364
1,032	Intercontinental Exchange, Inc.	291
1,370	Moody's Corp.	149
840	NASDAQ OMX Group, Inc.	60
2,406	S&P; Global, Inc.	297
		1,161
	Total Financials	26,703

Portfolio of Investments | 12

Market
Number	Value
of Shares Security	(000)

Health Care (6.6%)

Biotechnology (1.4%)

13,528	AbbVie, Inc.	$867
2,220	Alexion Pharmaceuticals, Inc.*	279
6,208	Amgen, Inc.	1,056
1,962	Biogen, Inc.*	600
6,812	Celgene Corp.*	727
11,158	Gilead Sciences, Inc.	875
750	Regeneron Pharmaceuticals, Inc.*	294
2,268	Vertex Pharmaceuticals, Inc.*	214
		4,912
	Health Care Distributors (0.2%)
1,410	AmerisourceBergen Corp.	123
2,930	Cardinal Health, Inc.	233
568	Henry Schein, Inc.*	93
2,002	McKesson Corp.	370
		819
	Health Care Equipment (1.2%)
13,883	Abbott Laboratories(i)	583
4,106	Baxter International, Inc.	192
1,623	Becton, Dickinson & Co.	288
11,978	Boston Scientific Corp.*	285
658	C.R. Bard, Inc.	145
5,012	Danaher Corp.	408
1,920	Edwards Lifesciences Corp.*	221
1,977	Hologic, Inc.*	76
377	Intuitive Surgical, Inc.*	259
11,256	Medtronic plc	980
2,439	St. Jude Medical, Inc.	190
3,021	Stryker Corp.	349
810	Varian Medical Systems, Inc.*	78
1,973	Zimmer Biomet Holdings, Inc.	256
		4,310
	Health Care Facilities (0.1%)
2,357	HCA Holdings, Inc.*	178
832	Universal Health Services, Inc. "B"	100
		278
	Health Care Services (0.2%)
1,439	DaVita HealthCare Partners, Inc.*	93
5,236	Express Scripts Holding Co.*	381
738	Laboratory Corp. of America Holdings*	101
979	Quest Diagnostics, Inc.	81
		656
	Health Care Supplies (0.0%)
2,148	DENTSPLY SIRONA, Inc.	132
	Health Care Technology (0.0%)
2,532	Cerner Corp.*	163
	Life Sciences Tools & Services (0.3%)
2,762	Agilent Technologies, Inc.	130
1,459	Illumina, Inc.*	246
680	PerkinElmer, Inc.	36
3,390	Thermo Fisher Scientific, Inc.	516
690	Waters Corp.*	108
		1,036
	Managed Health Care (0.7%)
3,154	Aetna, Inc.	369

13 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
2,477	Anthem, Inc.	$310
1,565	Centene Corp.*	107
2,514	Cigna Corp.	323
1,433	Humana, Inc.	256
7,880	UnitedHealth Group, Inc.	1,072
		2,437
	Pharmaceuticals (2.5%)
3,308	Allergan plc*	776
14,379	Bristol-Myers Squibb Co.	825
7,791	Eli Lilly and Co.	606
2,029	Endo International plc*	42
23,692	Johnson & Johnson(i)	2,827
1,001	Mallinckrodt plc*	75
25,155	Merck & Co., Inc.	1,580
2,993	Mylan N.V.*	127
1,377	Perrigo Co. plc	125
50,727	Pfizer, Inc.	1,765
3,969	Zoetis, Inc.	203
		8,951
	Total Health Care	23,694
	Industrials (4.5%)
	Aerospace & Defense (1.2%)
5,711	Boeing Co.	739
2,846	General Dynamics Corp.	433
6,699	Honeywell International, Inc.	782
653	L-3 Communications Holdings, Inc.	97
2,300	Lockheed Martin Corp.	559
1,509	Northrop Grumman Corp.	320
2,772	Raytheon Co.	389
1,090	Rockwell Collins, Inc.	91
2,070	Textron, Inc.	85
443	TransDigm Group, Inc.*	126
6,191	United Technologies Corp.	659
		4,280
	Agricultural & Farm Machinery (0.1%)
2,480	Deere & Co.	210
	Air Freight & Logistics (0.3%)
940	C.H. Robinson Worldwide, Inc.	65
1,610	Expeditors International of Washington, Inc.	82
2,220	FedEx Corp.	366
5,913	United Parcel Service, Inc. "B"	646
		1,159
	Airlines (0.3%)
1,031	Alaska Air Group, Inc.	69
5,562	American Airlines Group, Inc.	202
7,265	Delta Air Lines, Inc.	267
5,442	Southwest Airlines Co.	201
3,028	United Continental Holdings, Inc.*	153
		892
	Building Products (0.0%)
613	Allegion plc	44
3,073	Masco Corp.	109
		153
	Construction & Engineering (0.0%)
1,020	Fluor Corp.	53
963	Jacobs Engineering Group, Inc.*	51

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
1,370	Quanta Services, Inc.*	$35
		139
	Construction Machinery & Heavy Trucks (0.2%)
5,784	Caterpillar, Inc.	474
1,570	Cummins, Inc.	197
3,016	PACCAR, Inc.	181
		852
	Diversified Support Services (0.0%)
670	Cintas Corp.	79
	Electrical Components & Equipment (0.3%)
367	Acuity Brands, Inc.	101
1,637	AMETEK, Inc.	80
4,405	Eaton Corp. plc	293
5,920	Emerson Electric Co.	312
980	Rockwell Automation, Inc.	113
		899
	Environmental & Facilities Services (0.1%)
2,211	Republic Services, Inc.	112
708	Stericycle, Inc.*	61
4,092	Waste Management, Inc.	261
		434
	Human Resource & Employment Services (0.0%)
1,300	Robert Half International, Inc.	50
	Industrial Conglomerates (1.0%)
5,072	3M Co.	909
76,914	General Electric Co.(i)	2,403
973	Roper Industries, Inc.	172
		3,484
	Industrial Machinery (0.4%)
1,306	Dover Corp.	95
1,268	Flowserve Corp.	61
2,506	Fortive Corp.	132
3,014	Illinois Tool Works, Inc.	358
2,175	Ingersoll-Rand plc	148
1,295	Parker-Hannifin Corp.	159
1,502	Pentair plc	96
451	Snap-On, Inc.	69
1,292	Stanley Black & Decker, Inc.	160
1,548	Xylem, Inc.	79
		1,357
	Office Services & Supplies (0.0%)
1,260	Pitney Bowes, Inc.	23
	Railroads (0.4%)
9,195	CSX Corp.	260
909	Kansas City Southern	88
2,386	Norfolk Southern Corp.	224
7,875	Union Pacific Corp.	752
		1,324
	Research & Consulting Services (0.1%)
1,023	Equifax, Inc.	135
2,884	Nielsen Holdings plc	154
1,224	Verisk Analytics, Inc.*	101
		390
	Security & Alarm Services (0.0%)
3,522	Tyco International plc	154

15 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
	Trading Companies & Distributors (0.1%)
2,501	Fastenal Co.	$108
643	United Rentals, Inc.*	53
480	W.W. Grainger, Inc.	110
		271
	Trucking (0.0%)
714	JB Hunt Transport Services, Inc.	57
	Total Industrials	16,207
	Information Technology (9.5%)
	Application Software (0.4%)
4,812	Adobe Systems, Inc.*	492
1,953	Autodesk, Inc.*	132
1,224	Citrix Systems, Inc.*	107
2,350	Intuit, Inc.	262
5,462	salesforce.com, Inc.*	434
		1,427
	Communications Equipment (0.5%)
42,070	Cisco Systems, Inc.	1,323
561	F5 Networks, Inc.*	69
1,199	Harris Corp.	111
3,064	Juniper Networks, Inc.	71
1,756	Motorola Solutions, Inc.	135
		1,709
	Data Processing & Outsourced Services (1.0%)
444	Alliance Data Systems Corp.*	91
4,211	Automatic Data Processing, Inc.	378
2,669	Fidelity National Information Services, Inc.	212
1,700	Fiserv, Inc.*	175
1,450	Global Payments, Inc.	110
7,848	MasterCard, Inc. "A"	758
2,957	Paychex, Inc.	179
9,855	PayPal Holdings, Inc.*	366
1,410	Total System Services, Inc.	70
15,222	Visa, Inc. "A"	1,232
4,210	Western Union Co.	91
6,735	Xerox Corp.	66
		3,728
	Electronic Components (0.1%)
2,540	Amphenol Corp. "A"	158
8,581	Corning, Inc.	195
		353
	Electronic Manufacturing Services (0.1%)
2,743	TE Connectivity Ltd.	174
	Home Entertainment Software (0.1%)
4,493	Activision Blizzard, Inc.	186
2,332	Electronic Arts, Inc.*	189
		375
	Internet Software & Services (2.0%)
1,689	Akamai Technologies, Inc.*	93
2,457	Alphabet, Inc. "A"*	1,941
2,471	Alphabet, Inc. "C"*	1,896
9,835	eBay, Inc.*	316
19,912	Facebook, Inc. "A"*	2,511
690	VeriSign, Inc.*	51
8,656	Yahoo!, Inc.*	370
		7,178

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)
	IT Consulting & Other Services (0.6%)
6,168	Accenture plc "A"	$709
5,828	Cognizant Technology Solutions Corp. "A"*	335
900	CSRA, Inc.	23
7,076	International Business Machines Corp.	1,124
1,005	Teradata Corp.*	32
		2,223
	Semiconductor Equipment (0.1%)
9,030	Applied Materials, Inc.	270
1,542	KLA-Tencor Corp.	107
1,535	Lam Research Corp.	143
		520
	Semiconductors (1.3%)
3,045	Analog Devices, Inc.	191
3,614	Broadcom Ltd.	638
511	First Solar, Inc.*	19
39,495	Intel Corp.	1,418
2,064	Linear Technology Corp.	120
1,370	Microchip Technology, Inc.	85
9,667	Micron Technology, Inc.*	159
4,550	NVIDIA Corp.	279
1,030	Qorvo, Inc.*	59
12,317	QUALCOMM, Inc.	777
1,701	Skyworks Solutions, Inc.	127
9,253	Texas Instruments, Inc.	643
1,774	Xilinx, Inc.	96
		4,611
	Systems Software (1.5%)
2,000	CA, Inc.	68
67,807	Microsoft Corp.(i)	3,896
24,906	Oracle Corp.	1,026
1,425	Red Hat, Inc.*	104
4,631	Symantec Corp.	112
		5,206
	Technology Hardware, Storage, & Peripherals (1.8%)
47,404	Apple, Inc.(i)	5,030
15,586	EMC Corp.	452
14,301	Hewlett Packard Enterprise Co.	307
15,593	HP, Inc.	224
2,010	NetApp, Inc.	69
2,663	Seagate Technology plc	90
2,267	Western Digital Corp.	106
		6,278
	Total Information Technology	33,782
	Materials (1.3%)
	Aluminum (0.0%)
10,295	Alcoa, Inc.	104
	Commodity Chemicals (0.1%)
2,687	LyondellBasell Industries N.V. "A"	212
	Construction Materials (0.1%)
517	Martin Marietta Materials, Inc.	95
1,110	Vulcan Materials Co.	126
		221
	Diversified Chemicals (0.3%)
9,391	Dow Chemical Co.	504
8,648	E.I. du Pont de Nemours & Co.	602

17 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
1,283	Eastman Chemical Co.	$87
		1,193
	Diversified Metals & Mining (0.0%)
9,678	Freeport-McMoRan, Inc.	100
	Fertilizers & Agricultural Chemicals (0.2%)
2,035	CF Industries Holdings, Inc.	53
1,113	FMC Corp.	52
3,653	Monsanto Co.	389
2,635	Mosaic Co.	79
		573
	Gold (0.1%)
4,833	Newmont Mining Corp.	185
	Industrial Gases (0.2%)
1,787	Air Products & Chemicals, Inc.	278
2,344	Praxair, Inc.	286
		564
	Metal & Glass Containers (0.0%)
1,366	Ball Corp.	108
	Paper Packaging (0.1%)
660	Avery Dennison Corp.	51
3,370	International Paper Co.	164
1,361	Sealed Air Corp.	64
2,219	WestRock Co.	106
		385
	Specialty Chemicals (0.2%)
1,113	Albemarle Corp.	89
2,539	Ecolab, Inc.	312
1	Ingevity Corp.*	—
570	International Flavors & Fragrances, Inc.	79
2,397	PPG Industries, Inc.	254
593	Sherwin-Williams Co.	168
		902
	Steel (0.0%)
2,663	Nucor Corp.	129
	Total Materials	4,676
	Telecommunication Services (1.2%)
	Alternative Carriers (0.0%)
2,404	Level 3 Communications, Inc.*	119
	Integrated Telecommunication Services (1.2%)
54,322	AT&T;, Inc.(i)	2,221
4,889	CenturyLink, Inc.	136
9,734	Frontier Communications Corp.	45
34,094	Verizon Communications, Inc.	1,784
		4,186
	Total Telecommunication Services	4,305
	Utilities (1.5%)
	Electric Utilities (0.9%)
4,277	American Electric Power Co., Inc.	276
6,147	Duke Energy Corp.	490
2,813	Edison International	204
1,402	Entergy Corp.	110
3,052	Eversource Energy	165
7,226	Exelon Corp.	246

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)
3,652	FirstEnergy Corp.	$119
4,239	NextEra Energy, Inc.	513
4,043	PG&E; Corp.	250
850	Pinnacle West Capital Corp.	64
5,981	PPL Corp.	208
9,296	Southern Co.	477
4,885	Xcel Energy, Inc.	202
		3,324
	Independent Power Producers & Energy Traders (0.0%)
5,809	AES Corp.	70
2,797	NRG Energy, Inc.	34
		104
	Multi-Utilities (0.5%)
1,840	Ameren Corp.	91
2,918	CenterPoint Energy, Inc.	66
2,468	CMS Energy Corp.	104
2,201	Consolidated Edison, Inc.	166
5,927	Dominion Resources, Inc.	439
1,653	DTE Energy Co.	153
2,170	NiSource, Inc.	52
4,866	Public Service Enterprise Group, Inc.	208
899	SCANA Corp.	63
2,035	Sempra Energy	213
2,417	WEC Energy Group, Inc.	145
		1,700
	Water Utilities (0.1%)
1,639	American Water Works Co., Inc.	121
	Total Utilities	5,249
	Total Blue Chip Stocks (cost: $91,038)	162,054
	RIGHTS (0.0%)
	Consumer Staples (0.0%)
	Food Retail (0.0%)
1,460	Safeway Casa Ley CVR *(b),(k)	1
1,460	Safeway PDC, LLC CVR *(b),(k)	—
		1
	Total Consumer Staples	1
	Total Rights (cost: $1)	1
	Total Equity Securities (cost: $91,039)	162,055

19 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount				Value
(000)	Security			(000)
	MONEY MARKET INSTRUMENTS (0.1%)
	U.S. TREASURY BILLS (0.1%)
300	0.31%, 9/15/2016 (d) (cost: $300)			300
	Total Investments (cost: $272,510)			$357,477
				Unrealized
				Appreciation/
Number of		Expiration	Contract	(Depreciation)
Contracts		Date	Value (000)	(000)
	FUTURES (l)
	LONG FUTURES
	Equity Contracts
38	E-mini S&P; 500	09/16/2016	$4,122	$(5)
	Total Futures		$4,122	$(5)
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
Tax-Exempt Securities:
Tax-Exempt Bonds	$	— $		184,514	$	— $	184,514
Tax-Exempt Money Market Instruments:
Variable-Rate Demand Notes		—		6,690		—	6,690
Money Market Funds		—		3,918		—	3,918
Equity Securities:
Blue Chip Stocks		162,054		—		—	162,054
Rights		—		—		1	1
Money Market Instruments:
U.S. Treasury Bills		—		300		—	300
Total		$162,054		$195,422		$1	$357,477
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures ( I )		$(5)	$	— $		— $	(5)
Total		$(5)	$	— $		— $	(5)

( I ) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 20

RECONCILIATION OF LEVEL 3 INVESTMENTS

Rights
Balance as of May 31, 2016	$1
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of August 31, 2016	$1

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
U.S. Treasury Bills	$(300)	$300	$-

Transferred from Level 1 to Level 2 as the security more closely approaches its maturity.

21 | USAA Growth and Tax Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

22 | USAA Growth and Tax Strategy Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

23 | USAA Growth and Tax Strategy Fund

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon information regarding the values used for tax valuation and reporting purposes. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the

Notes to Portfolio of Investments | 24

contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were

$88,289,000 and $3,322,000, respectively, resulting in net unrealized appreciation of $84,967,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $356,630,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

25 | USAA Growth and Tax Strategy Fund

provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: ACA Financial
Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured
Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial
Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although
bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank, A.G.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2016, was $167,000, which represented less than 0.1% of the Fund's net assets.

(c) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

(d) Securities with a value of $300,000 are segregated as collateral for initial margin requirements on open futures contracts.

(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f) At August 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $3,275,000, of which all were when-issued securities.

(g) At August 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

(i) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2016.

(j) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

(k) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,000, which represented less than 0.01% of the Fund's net assets.

(l) The contract value of futures purchased as a percentage of Net Assets is 1.2%.

* Non-income-producing security.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA INTERNATIONAL FUND

AUGUST 31, 2016

(Form N-Q)

48050 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.1%)

COMMON STOCKS (99.0%)

Consumer Discretionary (15.7%)

Advertising (2.2%)

265,882	APN Outdoor Group Ltd.	$1,049
54,900	Gendai Agency, Inc.	306
63,081	UBM plc	569
3,219,561	WPP plc	74,240
		76,164
	Apparel Retail (1.0%)
979,311	Hennes & Mauritz AB "B"	29,858
157,700	Honeys Co. Ltd.	1,904
68,700	Nishimatsuya Chain Co. Ltd.	944
73,600	PAL Group Holdings Co. Ltd.	1,536
		34,242
	Apparel, Accessories & Luxury Goods (2.1%)
94,474,800	Global Brands Group Holding Ltd.*	8,768
649,000	Gunze Ltd.	1,913
13,306	Hermes International	5,619
21,654,800	Li & Fung Ltd.	11,138
109,935	Luxottica Group S.p.A.	5,304
240,154	LVMH Moet Hennessy Louis Vuitton SE	40,637
847,000	Sanyo Shokai Ltd.	1,343
		74,722
	Auto Parts & Equipment (2.5%)
182,700	Ahresty Corp.	1,662
255,200	Aisan Industry Co. Ltd.	1,971
45,265	CIE Automotive S.A.	859
141,494	Delphi Automotive plc	9,998
951,200	Denso Corp.	39,274
133,900	Exedy Corp.	3,316
84,400	G-Tekt Corp.	1,501
29,468	Grammer AG	1,709
59,300	Imasen Electric Industrial Co. Ltd.	502
50,300	Kasai Kogyo Co. Ltd.	464
234,500	Keihin Corp.	3,601
768,621	Kongsberg Automotive ASA*	558
98,900	Mitsuba Corp.	1,360
215,900	Nissin Kogyo Co. Ltd.	3,143
210,800	NOK Corp.	4,279
64,400	Press Kogyo Co. Ltd.	276
170,000	Sanden Holdings Corp.	485
236,600	Sumitomo Riko Co. Ltd.	2,202
252,400	Tokai Rika Co. Ltd.	4,989
184,600	Toyoda Gosei Co. Ltd.	4,250
1,746,000	Xinyi Glass Holdings Ltd.	1,503

1 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
37,400	Yorozu Corp.	$478
		88,380
	Automobile Manufacturers (0.4%)
292,900	Honda Motor Co. Ltd.	8,974
556,700	Mitsubishi Motors Corp.	2,545
29,568	Renault S.A.	2,418
		13,937
	Broadcasting (0.7%)
108,221	M6-Metropole Television S.A.	1,920
378,208	ProSiebenSat.1 Media AG	16,268
2,648,063	Seven West Media Ltd.	1,552
1,174,171	Southern Cross Media Group	1,337
92,886	Television Francaise 1 S.A.	906
108,000	Tokyo Broadcasting System, Inc.	1,483
		23,466
	Cable & Satellite (1.0%)
267,587	NOS SGPS S.A.	1,813
383,500	SKY Perfect JSAT Holdings, Inc.	1,742
2,682,594	Sky plc	29,907
		33,462
	Casinos & Gaming (0.3%)
720,609	888 Holdings plc	2,063
11,389	Evolution Gaming Group AB(a)	343
273,431	GVC Holdings plc	2,476
125,301	International Game Technology plc	2,861
351,990	Unibet Group plc SDR	3,149
8,747	ZEAL Network SE	311
		11,203
	Computer & Electronics Retail (0.3%)
763,400	EDION Corp.	5,991
227,408	JB Hi-Fi Ltd.	5,075
201,288	Vita Group Ltd.	732
		11,798
	Consumer Electronics (0.4%)
286,820	Alpine Electronics, Inc.	3,451
91,300	Foster Electric Co. Ltd.	1,599
289,910	Funai Electric Co. Ltd.	2,281
297,700	Nikon Corp.	4,371
1,718,400	Pioneer Corp.*	3,770
		15,472
	Department Stores (0.1%)
2,475,919	Debenhams plc	1,970
5,263,000	New World Department Store China Ltd.	719
		2,689
	Education Services (0.1%)
115,500	Benesse Holdings, Inc.	2,664
	Footwear (0.0%)
8,298,000	Daphne International Holdings Ltd.*	1,145
	Home Furnishings (0.1%)
2,621,600	Man Wah Holdings Ltd.	1,781
	Homebuilding (0.2%)
128,276	Bellway plc	3,925
95,306	Bonava AB "B"*	1,149
329,900	Haseko Corp.	3,122

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
133,800	Meiwa Estate Co. Ltd.	$733
		8,929
	Household Appliances (0.1%)
70,947	Husqvarna AB "B"	614
63,000	SodaStream International Ltd.*	1,787
		2,401
	Internet Retail (0.0%)
768,667	Qliro Group AB*	934
	Leisure Facilities (0.1%)
312,500	Tokyo Dome Corp.	2,815
	Movies & Entertainment (0.2%)
114,200	Avex Group Holdings, Inc.	1,479
530,700	Cineworld Group plc	3,979
438,554	Entertainment One Ltd.	1,256
18,297	Kinepolis Group N.V.	820
		7,534
	Publishing (0.0%)
45,600	Proto Corp.	519
	Restaurants (3.5%)
3,570,872	Compass Group plc	67,617
737,528	Domino's Pizza Group plc	3,475
299,000	Fairwood Holdings Ltd.	1,455
169,115	Greene King plc	1,804
506,698	Yum! Brands, Inc.	45,962
		120,313
	Specialized Consumer Services (0.0%)
59,800	Studio Alice Co. Ltd.	1,207
	Specialty Stores (0.3%)
215,638	JD Sports Fashion plc	3,658
152,626	WH Smith plc	3,054
150,000	Xebio Holdings Co. Ltd.	2,278
		8,990
	Textiles (0.1%)
3,529,000	Unitika Ltd.*	1,876
	Total Consumer Discretionary	546,643
	Consumer Staples (14.5%)
	Brewers (1.1%)
2,797,846	Ambev S.A. ADR	16,591
160,943	Carlsberg A/S "B"	15,089
79,414	Heineken N.V.	7,095
		38,775
	Distillers & Vintners (2.6%)
1,315,879	Diageo plc	36,434
456,864	Pernod Ricard S.A.	52,439
		88,873
	Drug Retail (0.1%)
223,800	Cawachi Ltd.	4,951
	Food Distributors (0.0%)
142,000	Yokohama Reito Co. Ltd.	1,411
	Food Retail (0.7%)
1,504,976	J Sainsbury plc	4,749
62,765	Kesko Oyj "B"	2,730

3 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
296,842	Loblaw Companies Ltd.	$16,150
		23,629
	Household Products (1.6%)
128,000	Lion Corp.	1,791
561,980	Reckitt Benckiser Group plc	54,270
		56,061
	Hypermarkets & Super Centers (0.2%)
128,215	Metro AG	3,804
151,700	UNY Group Holdings Co. Ltd.(b)	1,500
		5,304
	Packaged Foods & Meat (4.9%)
255,080	Austevoll Seafood ASA	1,997
2,960	Bell AG	1,253
22,233	Cranswick plc	698
789,285	DANONE S.A.	59,965
87,424	Ebro Foods S.A.	1,956
389,500	Japfa Ltd.	243
91,514	La Doria S.p.A.	1,143
24,872	Leroy Seafood Group ASA	1,116
148,000	Marudai Food Co. Ltd.	654
248,000	Mitsui Sugar Co. Ltd.	1,134
671,000	Morinaga & Co. Ltd.	5,409
1,130,090	Nestle S.A.	89,966
530,000	Nisshin Oillio Group Ltd.	2,264
53,459	Salmar ASA	1,480
8,489	Schouw & Co.	535
30,300	Starzen Co. Ltd.	1,267
		171,080
	Personal Products (2.2%)
159,700	Aderans Co. Ltd.	716
478,479	Beiersdorf AG	44,518
126,712	L'Oreal S.A.	23,936
224,557	Oriflame Holding AG*	6,909
		76,079
	Soft Drinks (0.1%)
294,795	Britvic plc	2,487
	Tobacco (1.0%)
894,100	Japan Tobacco, Inc.	34,636
	Total Consumer Staples	503,286
	Energy (3.7%)
	Coal & Consumable Fuels (0.1%)
7,017,700	Harum Energy Tbk PT*	556
1,483,200	Indo Tambangraya Megah Tbk PT	1,272
		1,828
	Integrated Oil & Gas (2.8%)
2,161,834	BP plc	12,147
1,512,164	ENI S.p.A.	22,838
1,036,388	Gazprom PAO ADR	4,239
119,614	Lukoil PJSC ADR	5,352
409,867	Petroleo Brasileiro S.A. ADR*	3,746
382,871	Royal Dutch Shell plc "B"	9,764
141,856	Statoil ASA	2,244
974,451	Suncor Energy, Inc.	26,423
234,323	Total S.A.	11,174
		97,927

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Equipment & Services (0.3%)
208,218	Petrofac Ltd.	$2,273
619,870	Subsea 7 S.A.*	6,740
		9,013
	Oil & Gas Exploration & Production (0.5%)
127,456	Det Norske Oljeselskap ASA*	1,739
157,300	Encana Corp.	1,502
1,313,300	INPEX Corp.	11,403
142,400	Japan Petroleum Exploration Co. Ltd.	3,137
195,300	Painted Pony Petroleum Ltd.*	1,245
4,280	Petro Rio S.A.*	19
		19,045
	Oil & Gas Refining & Marketing (0.0%)
31,700	Idemitsu Kosan Co. Ltd.	578
	Oil & Gas Storage & Transportation (0.0%)
40,522	Euronav N.V.	354
	Total Energy	128,745
	Financials (16.5%)
	Asset Management & Custody Banks (1.0%)
44,601	AURELIUS Equity Opportunities SE & Co. KGaA	2,519
14,888	Banca Generali S.p.A.	298
26,462	Deutsche Beteiligungs AG	883
600,299	Julius Baer Group Ltd.*	25,164
246,086	Magellan Financial Group Ltd.	4,369
487,200	Uranium Participation Corp.*	1,456
		34,689
	Consumer Finance (0.1%)
86,700	J Trust Co. Ltd.	658
70,131	Provident Financial plc	2,768
		3,426
	Diversified Banks (6.0%)
361,020	Aldermore Group plc*	775
940,428	Allahabad Bank Ltd.*	1,182
454,789	Alpha Bank AE*	873
718,093	Banca Popolare dell'Emilia Romagna SC	2,764
2,834,456	Banco Popular Espanol	3,835
7,395,913	Barclays plc	16,729
138,766	BNP Paribas S.A.	7,059
1,159,198	CaixaBank S.A.	3,120
445,627	Canara Bank Ltd.*	1,862
759,302	Corporation Bank*	486
484,000	Dah Sing Financial Holdings Ltd.	3,269
3,146,800	DBS Group Holdings Ltd.	34,622
1,747,194	HSBC Holdings plc	12,947
3,936,844	ING Groep N.V.	49,271
133,730	KB Financial Group, Inc.	4,666
368,932	KBC Groep N.V.*	21,840
1,515,900	Mitsubishi UFJ Financial Group, Inc.	8,265
3,389,200	Mizuho Financial Group, Inc.	5,886
231,600	Sberbank of Russia ADR	2,102
70,165	Shinhan Financial Group Co. Ltd.	2,580
245,728	Skandiabanken ASA*(a)	1,887
162,664	Societe Generale S.A.	5,923
658,903	Standard Chartered plc*	5,555
210,700	Sumitomo Mitsui Financial Group, Inc.	7,374
1,047,842	UniCredit S.p.A.	2,695
		207,567

5 | USAA International Fund

			Market
Number			Value
of Shares	Security		(000)
	Diversified Capital Markets (1.6%)
173,950	Investec plc		$1,030
3,769,546	UBS Group AG		54,499
			55,529
	Diversified Real Estate Activities (0.4%)
561,000	Great Eagle Holdings Ltd.		2,531
250,300	Heiwa Real Estate Co. Ltd.		3,232
136,100	Leopalace21 Corp.		902
67,100	Mugen Estate Co. Ltd.		449
170,300	Nomura Real Estate Holdings, Inc.		2,775
38,381	Patrizia Immobilien AG*		916
170,700	Raysum Co. Ltd.		1,054
55,400	Sun Frontier Fudousan Co. Ltd.		548
154,600	Tokyu Fudosan Holdings Corp.		861
			13,268
	Investment Banking & Brokerage (0.3%)
120,500	Aizawa Securities Co. Ltd.		673
316,603	CMC Markets plc*(a)		1,182
2,136,000	Haitong International Securities Group Ltd.		1,363
407,008	IG Group Holdings plc		5,083
120,000	IwaiCosmo Holdings, Inc.		1,068
172,972	Tullett Prebon plc		867
			10,236
	Life & Health Insurance (2.6%)
9,018,600	AIA Group Ltd.		57,024
308,900	Dai-Ichi Life Insurance Co. Ltd.		4,298
436,860	Delta Lloyd N.V.		1,770
758,555	Prudential plc		13,582
317,305	Societa Cattolica di Assicurazioni		1,835
872,396	Storebrand ASA*		3,688
610,600	T&D; Holdings, Inc.		6,967
156,287	TONGYANO Life Insurance Co. Ltd.		1,689
38,796	Wuestenrot & Wuerttembergische AG		781
			91,634
	Multi-Line Insurance (1.0%)
148,324	Ageas		5,124
278,622	Assicurazioni Generali S.p.A.		3,543
83,926	Protector Forsikring ASA		771
99,045	Zurich Insurance Group AG*		25,316
			34,754
	Multi-Sector Holdings (0.1%)
21,521	Corporacion Financiera Alba S.A.		880
2,044,000	First Pacific Co. Ltd.		1,531
			2,411
	Other Diversified Financial Services (0.0%)
15,763	Hypoport AG*		1,391
	Property & Casualty Insurance (0.1%)
388,847	Coface S.A.*		2,073
	Real Estate Development (0.4%)
31,799	ADLER Real Estate AG*		484
734,000	Daikyo, Inc.		1,164
127,700	Goldcrest Co. Ltd.		2,046
40,443	Nexity S.A.		2,121
320,400	Tosei Corp.		2,254
1,220,200	Wing Tai Holdings Ltd.		1,532
3,809,800	Yanlord Land Group Ltd.		3,523
			13,124

		Portfolio of Investments	| 6

		Market
Number		Value
of Shares	Security	(000)
	Real Estate Operating Companies (0.5%)
70,315	Alony-Hetz Properties and Investments Ltd.	$641
180,503	CA Immobilien Anlagen AG	3,424
136,291	Castellum AB	2,060
112,400	Daibiru Corp.	1,034
80,219	Dios Fastigheter AB	628
50,460	Gazit Globe Ltd.	524
112,271	Grand City Properties S.A.	2,466
221,335	Hemfosa Fastigheter AB	2,450
733,037	Immofinanz AG*	1,675
319,971	Sponda OYJ	1,672
240,510	WCM Beteiligungs-und & Grundbesitz AG*	856
37,160	Wihlborgs Fastigheter AB	808
		18,238
	Real Estate Services (0.1%)
30,900	Open House Co. Ltd.	667
182,748	Savills plc	1,776
97,300	Sumitomo Real Estate Sales	1,837
		4,280
	Regional Banks (0.3%)
378,000	77th Bank Ltd.	1,575
278,000	Bank of Nagoya Ltd.	932
141,000	Eighteenth Bank Ltd.	432
1,000,200	FIDEA Holdings Co. Ltd.	1,508
162,000	Miyazaki Bank Ltd.	426
317,000	Oita Bank Ltd.	1,036
2,052	St. Galler Kantonalbank "A"	810
431,000	Tochigi Bank Ltd.	1,725
139,700	Tomony Holdings, Inc.	617
424,000	Yamanashi Chuo Bank Ltd.	1,778
		10,839
	REITs - Diversified (0.2%)
963,103	Abacus Property Group	2,186
16,020	ICADE	1,236
1,629,700	Mapletree Greater China Commercial Trust	1,316
155,252	NSI N.V.	658
		5,396
	REITs - Industrial (0.0%)
6,789	Warehouses De Pauw SCA	665
	REITs - Office (0.2%)
4,683,000	Champion REIT	2,988
578,100	Frasers Commercial Trust	579
833,630	Investa Office Fund	2,857
		6,424
	REITs - Residential (0.0%)
489,232	Irish Residential Properties REIT plc	638
	REITs - Retail (0.1%)
51,249	Eurocommercial Properties N.V.	2,329
1,826,237	Immobiliare Grande Distribuzione SIIQ S.p.A.	1,475
348,207	NewRiver REIT plc	1,459
		5,263
	REITs - Specialized (0.1%)
985,001	National Storage REIT	1,225
180,159	Safestore Holdings plc	881
		2,106

7 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Specialized Finance (0.6%)
1,331,322	Element Financial Corp.	$13,857
26,100	Fuyo General Lease Co. Ltd.	1,229
585,300	Japan Securities Finance Co.	2,653
883,808	OzForex Group Ltd.	1,607
		19,346
	Thrifts & Mortgage Finance (0.8%)
108,767	Deutsche Pfandbriefbank AG	1,057
1,271,713	Housing Development Finance Corp. Ltd.	26,772
340,246	OneSavings Bank plc	1,195
		29,024
	Total Financials	572,321
	Health Care (11.7%)
	Biotechnology (0.1%)
12,673	Advanced Accelerator Applications S.A. ADR*	436
28,420	Bavarian Nordic A/S*	1,033
349,855	Sinovac Biotech Ltd.*	2,054
40,933	Swedish Orphan Biovitrum AB*	484
		4,007
	Health Care Distributors (0.1%)
67,600	Medipal Holdings Corp.	1,069
14,000	Suzuken Co. Ltd.	406
39,100	Toho Holdings Co. Ltd.	760
81,200	Vital KSK Holdings, Inc.	738
		2,973
	Health Care Equipment (1.8%)
127,489	CellaVision AB	1,139
179,618	Fisher & Paykel Healthcare Corp. Ltd.	1,260
41,524	Ion Beam Applications	1,876
84,215	Sonova Holding AG	11,654
1,187,600	Terumo Corp.	46,200
		62,129
	Health Care Facilities (0.2%)
92,646	Attendo AB(a)	920
306,811	CVS Group plc	3,672
59,415	Korian S.A.	2,127
219,661	Metlifecare Ltd.	972
		7,691
	Health Care Services (0.0%)
395,482	Primary Health Care Ltd.	1,216
	Health Care Supplies (1.8%)
224,573	Advanced Medical Solutions Group plc	655
1,501,700	Hoya Corp.	58,187
220,200	Nipro Corp.	2,741
9,247	Ypsomed Holding AG	1,711
		63,294
	Health Care Technology (0.1%)
452,930	AGFA-Gevaert N.V.*	1,434
20,405	NNIT A/S(a)	688
		2,122
	Life Sciences Tools & Services (0.1%)
100,800	CMIC Holdings Co. Ltd.	1,465
175,100	Eps Holdings, Inc.	2,200
		3,665

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Pharmaceuticals (7.5%)
3,693	Alk-Abello A/S	$506
167,617	Almirall S.A.	2,556
115,900	ASKA Pharmaceutical Co. Ltd.	1,818
163,185	AstraZeneca plc	10,519
688,683	Bayer AG	73,723
282,004	BTG plc*	2,226
51,300	Daito Pharmaceutical Co. Ltd.	1,016
94,133	Dechra Pharmaceuticals plc	1,607
89,500	Eisai Co. Ltd.	5,216
271,510	Faes Farma S.A.	1,006
90,633	H. Lundbeck A/S*	3,622
95,170	Ipsen S.A.	6,182
27,000	Kissei Pharmaceutical Co. Ltd.	650
235,234	Merck KGaA	24,754
47,200	Nichi-Iko Pharmaceutical Co. Ltd.	833
575,457	Novartis AG	45,285
89,443	Orion Oyj "B"	3,386
31,041	Recordati S.p.A.	939
277,767	Roche Holding AG	67,723
155,100	Takeda Pharmaceutical Co. Ltd.	6,836
		260,403
	Total Health Care	407,500
	Industrials (14.4%)
	Aerospace & Defense (1.0%)
111,749	MTU Aero Engines AG	11,363
1,731,952	Rolls-Royce Holdings plc*	17,512
112,541	Saab AB "B"	3,834
39,680	Thales S.A.	3,436
		36,145
	Agricultural & Farm Machinery (0.6%)
1,330,100	Kubota Corp.	19,502
	Air Freight & Logistics (0.2%)
50,288	Bpost S.A.	1,279
1,371,021	PostNL N.V.*	5,999
		7,278
	Airlines (0.4%)
333,037	Air France-KLM*	1,829
2,028,183	Air New Zealand Ltd.	3,326
609,876	Dart Group plc	3,594
414,286	Deutsche Lufthansa AG	4,826
		13,575
	Building Products (1.0%)
357	Belimo Holding AG	1,198
160,430	Compagnie de Saint-Gobain	7,036
232,500	Daikin Industries Ltd.	21,548
3,331,000	Nippon Sheet Glass Co. Ltd.*	2,576
449,000	Sanko Metal Industrial Co. Ltd.	1,237
44,100	Sankyo Tateyama, Inc.	665
		34,260
	Construction & Engineering (0.4%)
112,923	Keller Group plc	1,348
178,000	Kumagai Gumi Co. Ltd.	480
270,366	MACA Ltd.	357
199,932	Maire Tecnimont S.p.A.	478
105,600	Matsui Construction Co. Ltd.	1,158
15,187	Monadelphous Group Ltd.	99
95,306	NCC AB "B"	2,377

9 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
132,800	Obayashi Road Corp.	$818
926,893	Raubex Group Ltd.	1,409
451,717	Salini Impregilo S.p.A.	1,389
30,100	Shinnihon Corp.	235
1,036,000	Toyo Engineering Corp.	3,194
42,793	Veidekke ASA	621
		13,963
	Construction Machinery & Heavy Trucks (0.3%)
148,100	Alstom S.A.*	3,918
23,393	KION Group AG	1,332
123,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	1,305
4,181,100	Yangzijiang Shipbuilding Holdings Ltd.	2,348
		8,903
	Diversified Support Services (0.4%)
90,319	Aggreko plc	1,209
336,333	Berendsen plc	5,410
364,601	Downer EDI Ltd.	1,343
171,979	Intrum Justitia AB	5,430
		13,392
	Electrical Components & Equipment (2.4%)
2,219,000	Furukawa Electric Co. Ltd.	5,726
350,000	Iwasaki Electric Co. Ltd.	487
422,198	Legrand S.A.	25,294
709,710	Schneider Electric SE	48,362
198,200	Ushio, Inc.	2,205
175,022	Zumtobel Group AG	2,863
		84,937
	Environmental & Facilities Services (0.1%)
1,579,137	Rentokil Initial plc	4,436
	Heavy Electrical Equipment (0.1%)
220,258	Gamesa Corporaci÷�n Tecnol÷�gica S.A.	5,055
	Highways & Railtracks (0.0%)
36,208	ASTM S.p.A.	414
58,441	SIAS S.p.A	568
		982
	Human Resource & Employment Services (1.3%)
56,405	Adecco Group AG	3,246
91,200	en-japan, Inc.	1,711
2,011,822	Hays plc	3,450
773,308	Randstad Holding N.V.	36,466
		44,873
	Industrial Conglomerates (0.8%)
643,904	CIR S.p.A.	674
121,027	Koninklijke Philips N.V.	3,515
131,478	Rheinmetall AG	9,495
880,186	Smiths Group plc	15,499
		29,183
	Industrial Machinery (1.9%)
98,599	Cargotec Oyj "B"	4,427
405,425	Deutz AG	1,809
624,000	Ebara Corp.	3,209
144,700	FANUC Corp.	24,656
3,933	Georg Fischer	3,163
389,684	Heidelberger Druckmaschinen AG*	948
143,200	Hisaka Works Ltd.	1,096
963,000	Japan Steel Works Ltd.	4,486
183,300	Kitz Corp.	1,031

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
8,658	Komax Holding AG	$2,103
2,681,841	Melrose Industries plc	5,212
434,602	Morgan Advanced Materials plc	1,631
210,000	Nippon Thompson Co. Ltd.	737
78,900	Rheon Automatic Machinery Co. Ltd.	522
732,000	Ryobi Ltd.	3,233
25,086	Stabilus S.A.*	1,348
792,000	Sumitomo Heavy Industries Ltd.	3,889
786,000	Toshiba Machine Co. Ltd.	2,590
		66,090
	Marine (0.6%)
159,628	D/S Norden A/S*	2,129
40,147	DFDS A/S	2,117
73,728	Kuehne & Nagel International AG	10,292
1,152,000	Mitsui O.S.K. Lines Ltd.	2,661
16,126,000	Pacific Basin Shipping Ltd.*	1,788
		18,987
	Marine Ports & Services (0.1%)
87,861	Hamburger Hafen und Logistik AG	1,413
223,000	Sumitomo Warehouse Co. Ltd.	1,105
		2,518
	Office Services & Supplies (0.2%)
343,600	KOKUYO Co. Ltd.	4,746
235,533	Moleskine S.p.A.	555
147,900	Relia, Inc.	1,400
		6,701
	Railroads (1.2%)
671,908	Canadian National Railway Co.	43,210
	Research & Consulting Services (0.6%)
586,930	Bureau Veritas S.A.	12,583
357,664	Experian plc	7,111
		19,694
	Trading Companies & Distributors (0.7%)
35,977	B&B; Tools AB "B"	790
35,209	Cramo Oyj	919
181,551	Diploma plc	1,981
130,500	Fly Leasing Ltd. ADR	1,565
81,400	Inabata & Co. Ltd.	760
309,000	Iwatani Corp.	1,696
68,400	Kanamoto Co. Ltd.	1,445
2,053,000	Kanematsu Corp.	3,016
147,500	Kuroda Electric Co. Ltd.	2,770
149,237	Ramirent Oyj	1,095
275,294	Rexel S.A.	4,424
1,766,089	SIG plc	2,901
29,100	Yuasa Trading Co. Ltd.	563
		23,925
	Trucking (0.1%)
33,100	Hamakyorex Co. Ltd.	552
686,548	National Express Group plc	3,189
		3,741
	Total Industrials	501,350
	Information Technology (11.4%)
	Application Software (2.2%)
204,357	Dassault Systemes S.A.	17,215
409,095	Hansen Technologies Ltd.	1,399

11 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
22,326	Industrial & Financial Systems AB "B"	$1,005
604,959	SAP SE	53,147
25,286	SimCorp A/S	1,327
21,394	Temenos Group AG	1,243
		75,336
	Communications Equipment (0.0%)
17,169	Silicom Ltd.	702
	Data Processing & Outsourced Services (0.8%)
591,227	Amadeus IT Group S.A.	27,167
231,027	Paysafe Group plc*	1,325
		28,492
	Electronic Components (1.2%)
371,600	CMK Corp.*	1,846
52,200	Dai-Ichi Seiko Co. Ltd.	520
360,800	Hosiden Corp.	2,699
764,900	Japan Display, Inc.*	1,087
1,532,500	Kingboard Laminates Holdings Ltd.	1,325
530,600	Kyocera Corp.	25,211
116,800	Mitsumi Electric Co. Ltd.*	724
406,900	Nichicon Corp.	3,303
1,465,000	Nippon Chemi-Con Corp.	2,549
255,500	Sumida Corp.	2,556
163,000	Tamura Corp.	625
		42,445
	Electronic Equipment & Instruments (0.4%)
347,500	Citizen Holdings Co. Ltd.	1,921
54,046	Datalogic S.p.A.	1,133
103,059	Kudelski S.A.	1,933
206,846	Mycronic AB	2,459
156,600	Orbotech Ltd.*	4,476
		11,922
	Electronic Manufacturing Services (0.3%)
4,284,549	Hon Hai Precision Industry Co. Ltd.	11,883
	Home Entertainment Software (0.2%)
203,600	GungHo Online Entertainment, Inc.	484
3,922,000	IGG, Inc.	2,250
19,020	Nintendo Co. Ltd.	4,168
21,082	UbiSoft Entertainment S.A.*	824
		7,726
	Internet Software & Services (0.9%)
209,935	Alibaba Group Holding Ltd. ADR*	20,404
11,600	Criteo S.A. ADR*	428
128,500	DeNA Co. Ltd.	3,813
612,200	Gree, Inc.	3,106
455,730	Moneysupermarket.com Group plc	1,726
70,332	Opera Software ASA*	464
67,700	Wix.com Ltd.*	2,831
		32,772
	IT Consulting & Other Services (1.7%)
37,381	Alten S.A.	2,566
19,119	Bechtle AG	2,134
22,011	CANCOM SE	1,045
106,616	Computacenter plc	1,012
17,184	Devoteam S.A.	863
1,522,000	Fujitsu Ltd.	7,726
20,520	GFT Technologies SE	445
60,500	Ines Corp.	685
76,000	ITOCHU Techno-Solutions Corp.	1,855

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)
202,735	NCC Group plc	$857
421,900	Net One Systems Co. Ltd.	2,867
165,100	Nihon Unisys Ltd.	2,102
158,831	Softcat plc	689
43,681	Sopra Steria Group	5,011
723,184	Tata Consultancy Services Ltd.	27,155
31,100	TIS, Inc.	738
		57,750
	Semiconductor Equipment (0.2%)
116,000	Mimasu Semiconductor Industry Co. Ltd.	1,293
209,800	Shinkawa Ltd.*	1,294
165,500	Tokyo Seimitsu Co. Ltd.	4,397
		6,984
	Semiconductors (2.5%)
356,791	Kontron AG*	935
21,076	Melexis NV	1,381
100,800	Miraial Co. Ltd.	698
98,100	ROHM Co. Ltd.	4,902
1,138,300	Shinko Electric Industries Co. Ltd.	6,304
739,236	Soitec*	676
705,815	STMicroelectronics N.V.	5,283
2,117,261	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	60,850
222,133	Tower Semiconductor Ltd.*	3,476
105,400	Yamaichi Electronics Co. Ltd.	852
		85,357
	Systems Software (0.6%)
26,500	Alpha Systems, Inc.	394
184,932	Check Point Software Technologies Ltd.*	14,192
164,200	Computer Engineering & Consulting Ltd.	2,546
81,200	Fuji Soft, Inc.	2,198
		19,330
	Technology Distributors (0.0%)
300,000	Daiwabo Holdings Co. Ltd.	638
42,400	UKC Holdings Corp.	647
		1,285
	Technology Hardware, Storage, & Peripherals (0.4%)
188,000	Canon, Inc.	5,386
1,258,764	Compal Electronics, Inc. GDR(b)	3,729
101,300	Japan Digital Laboratory Co. Ltd	1,440
180,400	MCJ Co. Ltd.	1,297
100,500	Melco Holdings, Inc.	2,405
		14,257
	Total Information Technology	396,241
	Materials (8.4%)
	Aluminum (0.1%)
255,600	Nippon Light Metal Holdings Co. Ltd.	543
472,000	UACJ Corp.	1,474
		2,017
	Commodity Chemicals (0.4%)
33,886	Lenzing AG	4,014
353,000	Mitsui Chemicals, Inc.	1,689
933,852	Orica Ltd.	10,359
		16,062
	Construction Materials (0.5%)
285,693	Buzzi Unicem S.p.A	6,074
142,403	LafargeHolcim Ltd.	7,551

13 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
43,464	Vicat S.A.	$2,765
		16,390
	Diversified Chemicals (0.3%)
120,000	Mitsubishi Gas Chemical Co., Inc.	812
515,300	Showa Denko K.K.	6,380
16,206	Tessenderlo Chemie N.V.*	515
1,289,000	UBE Industries Ltd.	2,342
		10,049
	Diversified Metals & Mining (0.8%)
362,957	Anglo American plc*	3,717
1,725,800	Ivanhoe Mines Ltd. "A"*	2,448
14,504,000	NetMind Financial Holdings Ltd.*	144
147,500	Northern Dynasty Minerals Ltd.*	102
654,000	Pacific Metals Co. Ltd.*	1,827
590,269	Rio Tinto plc	17,835
998,423	Western Areas Ltd.	1,853
		27,926
	Forest Products (0.0%)
604,457	TFS Corp. Ltd.	713
	Gold (0.7%)
180,200	Barrick Gold Corp.	3,063
942,047	Centamin plc	1,837
488,400	Centerra Gold, Inc.	2,443
770,575	Eldorado Gold Corp.	2,482
63,186,000	G-Resources Group Ltd.	1,132
611,731	Kinross Gold Corp.*	2,441
168,928	Northern Star Resources Ltd.	514
997,845	Ramelius Resources Ltd.*	360
506,419	Regis Resources Ltd.	1,408
5,764,446	Resolute Mining Ltd.*	7,668
		23,348
	Industrial Gases (2.2%)
421,861	Air Liquide S.A.	46,271
176,621	Linde AG	30,251
		76,522
	Metal & Glass Containers (0.1%)
332,211	Pact Group Holdings Ltd.	1,536
252,028	RPC Group plc	2,876
14,688	Vidrala SA	891
		5,303
	Paper Packaging (0.1%)
3,630,000	AMVIG Holdings Ltd.	1,277
82,476	BillerudKorsnas AB	1,408
		2,685
	Paper Products (0.1%)
220,900	Nippon Paper Industries Co. Ltd.	4,093
59,638	SEMAPA - Sociedade de Investimento e Gestao SGPS S.A.	778
		4,871
	Precious Metals & Minerals (0.2%)
108,432	Anglo American Platinum Ltd.*	2,916
777,353	Impala Platinum Holdings Ltd.*	2,985
237,500	Lonmin plc*	600
		6,501
	Specialty Chemicals (2.2%)
567,098	Akzo Nobel N.V.	38,321
85,370	Borregaard ASA	694

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
46,700	Fujimi, Inc.	$623
40,395	H&R; GmbH & Co. KGaA*	856
132,500	Hitachi Chemical Co. Ltd.	2,856
230,000	Hodogaya Chemical Co. Ltd.	585
360,200	JSR Corp.	5,267
40,600	Nitto Denko Corp.	2,772
365,000	Sanyo Chemical Industries Ltd.	3,076
215,800	Shin-Etsu Chemical Co. Ltd.	15,839
240	Sika AG	1,144
521,000	Sumitomo Bakelite Co. Ltd.	2,588
217,000	Tokuyama Corp.*	885
		75,506
	Steel (0.7%)
82,000	Aichi Steel Corp.	435
20,881	Bekaert S.A. N.V.	862
436,001	Bluescope Steel Ltd.	2,848
133,300	Chubu Steel Plate Co. Ltd.	654
849,000	Godo Steel Ltd.	1,469
49,249	Hill & Smith Holdings plc	755
529,000	Kobe Steel Ltd.	491
180,200	Kyoei Steel Ltd.	3,497
183,700	Neturen Co. Ltd.	1,277
95,225	Salzgitter AG	2,897
407,000	Tokyo Steel Manufacturing Co. Ltd.	2,864
553,000	Topy Industries Ltd.	1,122
120,400	Yamato Kogyo Co. Ltd.	3,683
63,300	Yodogawa Steel Works Ltd.	1,662
		24,516
	Total Materials	292,409
	Telecommunication Services (1.1%)
	Integrated Telecommunication Services (0.9%)
386,900	Hellenic Telecommunications Organization S.A.	3,668
204,322	KT Corp.	5,791
1,901,816	Magyar Telekom Telecommunications plc	2,966
3,910,750	Singapore Telecommunications Ltd.	11,539
160,200	Telefonica Brasil S.A.	2,416
417,004	Telefonica S.A.	4,200
		30,580
	Wireless Telecommunication Services (0.2%)
115,971	Freenet AG	3,330
165,815	Orange Belgium S.A.*	3,862
		7,192
	Total Telecommunication Services	37,772
	Utilities (1.6%)
	Electric Utilities (0.3%)
26,781	BKW AG	1,225
297,100	Companhia Paranaense de Energia-Copel	3,033
21,186	Elia System Operator S.A./N.V.	1,070
475,896	Infratil Ltd.	1,167
122,700	Okinawa Electric Power Co., Inc.	2,502
		8,997
	Independent Power Producers & Energy Traders (0.1%)
1,298,714	NTPC Ltd.	3,086
	Multi-Utilities (1.2%)
159,828	ACEA S.p.A.	2,084
246,496	E.ON SE	2,270
2,080,524	Engie	33,163

15 | USAA International Fund

				Market
Number				Value
of Shares	Security			(000)
1,101,300	Iren S.p.A.			$1,812
169,689	RWE AG*			2,776
				42,105
	Renewable Electricity (0.0%)
55,115	Chorus Clean Energy AG			621
	Total Utilities			54,809
	Total Common Stocks (cost: $2,869,427)			3,441,076
	PREFERRED STOCKS (0.1%)
	Materials (0.1%)
	Construction Materials (0.1%)
168,482	Buzzi Unicem S.p.A. (cost: $1,774)			2,000
	EXCHANGE-TRADED FUNDS (0.0%)
16,143	iShares MSCI EAFE ETF (cost: $958)			942
	RIGHTS (0.0%)
	Information Technology (0.0%)
	Internet Software & Services (0.0%)
136,727	NetEnt AB (cost: $1,319)			1,132
	Total Equity Securities (cost: $2,873,478)			3,445,150
Principal
Amount		Coupon
(000)		Rate	Maturity
	MONEY MARKET INSTRUMENTS (0.8%)
	DISCOUNT NOTES (0.4%)
$14,277	Fannie Mae	0.10%(c)	9/01/2016	14,277
Number of
Shares
	MONEY MARKET FUNDS (0.4%)
14,094,471	State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (d)			14,094
	Total Money Market Instruments (cost: $28,371)			28,371
	Total Investments (cost: $2,901,849)			$3,473,521

Portfolio of Investments | 16

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$3,435,848	$5,228	$	— $	3,441,076
Preferred Stocks	2,000	—		—	2,000
Exchange-Traded Funds	942	—		—	942
Rights	1,132	—		—	1,132
Money Market Instruments:
Discount Notes	—	14,277		—	14,277
Money Market Funds	14,094	—		—	14,094
Total	$3,454,016	$19,505	$	— $	3,473,521

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through August 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

			Transfers into (out of)
Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Level 3
Common Stocks	$(1,105)	$1,105	$-

Transferred from Level 1 to Level 2 due to limited market transparency and/or a lack of corroboration to support the quoted prices.

17 | USAA International Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

18 | USAA International Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

19 | USAA International Fund

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

Notes to Portfolio of Investments | 20

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were $781,215,000 and $209,543,000, respectively, resulting in net unrealized appreciation of $571,672,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,477,956,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
SDR	Swedish depositary receipts

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,229,000, which represented 0.2% of the Fund's net assets.

(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(d) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

* Non-income-producing security.

21 | USAA International Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA MANAGED ALLOCATION FUND

AUGUST 31, 2016

(Form N-Q)

93925-1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.6%)

EXCHANGE-TRADED FUNDS (99.6%)

Fixed-Income Exchange-Traded Funds (48.9%)

2,969,970	iShares iBoxx Investment Grade Corporate Bond ETF	$367,950
	International Exchange-Traded Funds (50.7%)
1,579,280	iShares J.P. Morgan USD Emerging Markets Bond Fund ETF	185,123
5,242,900	Vanguard FTSE Emerging Markets ETF	195,822
	Total International Exchange-Traded Funds	380,945
	Total Exchange-Traded Funds	748,895
	Total Equity Securities (cost: $698,296)	748,895

MONEY MARKET INSTRUMENTS (0.5%)

MONEY MARKET FUNDS (0.5%)

3,748,343 State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (a)(cost: $3,748)					3,748
Total Investments (cost: $702,044)					$752,643
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Exchange-Traded Funds:
Fixed-Income Exchange-Traded Funds	$367,950	$	— $	— $	367,950
International Exchange-Traded Funds	380,945		—	—	380,945
Money Market Instruments:
Money Market Funds	3,748		—	—	3,748
Total	$752,643	$	— $	— $	752,643

For the period of June 1, 2016, through August 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance t hat caused the transfer occurred.

1 | USAA Managed Allocation Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

2 | USAA Managed Allocation Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities, and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

3 | USAA Managed Allocation Fund

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments. Net unrealized appreciation of investments as of August 31, 2016, was $50,599,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $752,226,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 50.7% of net assets at August 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA PRECIOUS METALS AND MINERALS FUND

AUGUST 31, 2016

(Form N-Q)

48049 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals and Minerals Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.8%)

COMMON STOCKS (96.8%)

GOLD (84.5%)

African Gold Companies (4.2%)

900,000	AngloGold Ashanti Ltd. ADR*	$14,481
3,200,000	Gold Fields Ltd. ADR	16,096
8,566,400	Great Basin Gold Ltd.*	19
6,500,000	Great Basin Gold Ltd.*(a),(b),(c)	—
		30,596
	Australian Gold Companies (13.4%)
7,063,636	Kingsgate Consolidated Ltd.*(a),(b)	1,221
4,779,833	Metals X Ltd.	5,442
1,700,000	Newcrest Mining Ltd.*	28,351
8,100,000	OceanaGold Corp.	25,509
23,595,000	Perseus Mining Ltd.*	8,277
12,000,000	Ramelius Resources Ltd.*	4,329
7,200,574	Saracen Mineral Holdings Ltd.*	7,143
8,700,000	St. Barbara Ltd.*	18,504
		98,776
	European Gold Companies (7.2%)
8,900,000	Centamin plc	17,442
381,100	Randgold Resources Ltd. ADR	35,690
		53,132
	North American Gold Companies (56.5%)
700,000	Agnico-Eagle Mines Ltd.	35,455
8,161,500	Alacer Gold Corp.*	18,359
339,400	Alamos Gold, Inc. "A"	2,383
3,000,000	Alamos Gold, Inc. "A"	21,115
3,287,600	Asanko Gold, Inc.*	12,384
3,044,572	AuRico Metals, Inc.*	2,159
240,000	Axmin, Inc.*(a)	12
400,000	B2Gold Corp.*	1,007
1,300,000	Barrick Gold Corp.	22,113
3,222,700	Centerra Gold, Inc.	16,121
850,000	Centerra Gold, Inc.*	4,258
100,000	Continental Gold, Inc.*	258
242,800	Detour Gold Corp.*	5,480
5,344,600	Dundee Precious Metals, Inc.*	12,756
7,162,000	Eldorado Gold Corp.	23,062
175,000	Freeport-McMoRan, Inc.	1,801
1,800,000	Goldcorp, Inc.	27,432
1,851,200	Guyana Goldfields, Inc.*	11,632

1 | USAA Precious Metals and Minerals Fund

		Market
Number		Value
of Shares	Security	(000)
3,900,000	Kinross Gold Corp.*	$15,561
1,050,000	Kirkland Lake Gold, Inc.*	8,559
1,333,200	Klondex Mines Ltd.*	6,954
8,427,000	Mandalay Resources Corp.	7,069
5,757,622	Nautilus Minerals, Inc.*(a),(c)	615
2,000,000	New Gold, Inc.*	9,580
875,000	Newmont Mining Corp.	33,460
375,000	Northern Star Mining Corp.*(a),(b)	—
535,700	Osisko Gold Royalties Ltd.	6,054
1,052,830	Pretium Resources, Inc.*	10,128
3,738,500	Primero Mining Corp.*	5,673
470,000	Royal Gold, Inc.	34,460
5,200,000	SEMAFO, Inc.*	22,086
1,600,000	Tahoe Resources, Inc.	20,875
420,000	Torex Gold Resources, Inc.*	9,621
1,900,000	Yamana Gold, Inc.	7,657
		416,139
	South American Gold Companies (3.2%)
1,900,000	Compania de Minas Buenaventura S.A. ADR*	23,484
	Total Gold (cost: $778,073)	622,127

PLATINUM GROUP METALS (1.2%)

3,200,000 Platinum Group Metals Ltd.* (cost: $11,233)	8,832

SILVER (11.1%)

900,000	Fresnillo plc			18,980
616,000	MAG Silver Corp.*			9,136
1,200,000	Pan American Silver Corp.			20,892
1,300,000	Silver Wheaton Corp.			32,929
	Total Silver (cost: $65,545)			81,937
	Total Common Stocks (cost: $854,851)			712,896
	WARRANTS (0.0%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
631,000	Primero Mining Corp.* (cost: $100)			246
	Total Equity Securities (cost: $854,951)			713,142
Principal
Amount		Coupon
(000)		Rate	Maturity
	MONEY MARKET INSTRUMENTS (3.1%)
	COMMERCIAL PAPER (1.2%)
$1,398	Gotham Fdg Corp. (d),(e)	0.60%	9/23/2016	1,397
7,343	Working Cap. Man. Co. (d),(e)	0.48	9/02/2016	7,343
	Total Commercial Paper			8,740

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

MONEY MARKET FUNDS (1.9%)

14,467,736 State Street Institutional Liquid Reserves Fund Premier Class, 0.43% (f)					$14,468
Total Money Market Instruments (cost: $	23,208)				23,208
Total Investments (cost: $878,159)					$736,350
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$711,675	$	— $	1,221	$712,896
Warrants	246		—	—	246
Money Market Instruments:
Commercial Paper	—		8,740	—	8,740
Money Market Funds	14,468		—	—	14,468
Total	$726,389		$8,740 $	1,221	$736,350

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Common Stocks
Balance as of May 31, 2016	$1,174
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	47

Balance as of August 31, 2016	$1,221

For the period of June 1, 2016, through August 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance t hat caused the transfer occurred.

3 | USAA Precious Metals and Minerals Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

4 | USAA Precious Metals and Minerals Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities, and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

5 | USAA Precious Metals and Minerals Fund

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon the company's current valuation adjusted for foreign government regulation regarding future mining operations. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 6

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were $154,529,000 and $296,338,000, respectively, resulting in net unrealized depreciation of $141,809,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $736,842,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 82.0% of net assets at August 31, 2016.

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2016, was $1,848,000, which represented 0.3% of the Fund's net assets.

(b) Security was fair valued at August 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,221,000, which represented 0.2% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

7 | USAA Precious Metals and Minerals Fund

(e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f) Rate represents the money market fund annualized seven-day yield at August 31,

2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA TREASURY MONEY MARKET TRUST ®

AUGUST 31, 2016

(Form N-Q)

48053 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust

August 31, 2016 (unaudited)

Principal
Amount		Value
(000)	Security	(000)
	U.S. TREASURY SECURITIES (68.5%)
	NOTES (9.2%)(a)
$35,000	0.50%, 9/30/2016	$35,006
10,000	1.00%, 9/30/2016	10,005
28,000	0.38%, 10/31/2016	28,004
25,000	0.63%, 11/15/2016	25,017
10,000	0.63%, 12/15/2016	10,008
		108,040
	BILLS (59.3%)(b)
48,200	0.18%, 9/01/2016	48,200
70,000	0.20%, 9/08/2016	69,997
70,000	0.20%, 9/15/2016	69,994
60,500	0.22%, 9/22/2016	60,491
66,500	0.27%, 9/29/2016	66,488
63,900	0.23%, 10/06/2016	63,884
64,500	0.23%, 10/13/2016	64,481
47,500	0.22%, 10/20/2016	47,483
41,800	0.23%, 10/27/2016	41,784
47,600	0.27%, 11/03/2016	47,576
40,200	0.26%, 11/10/2016	40,180
48,700	0.26%, 11/17/2016	48,674
10,000	0.32%, 12/01/2016	9,993
6,700	0.31%, 12/08/2016	6,695
5,000	0.29%, 12/15/2016	4,996
		690,916
	Total U.S. Treasury Securities (cost: $798,956)	798,956
	REPURCHASE AGREEMENTS (30.4%)
63,000	Bank of America, N.A., 0.31%, acquired 8/31/2016 and due on 9/01/2016 at
	$63,000 (collateralized by $60,594 of U.S. Treasury, 0.13%(c), due
	4/15/2017; market value $64,260)	63,000
95,000	Credit Agricole Corp. Inv. Bank, 0.31%, acquired 8/31/2016 and due on 9/01/2016
	at $95,000 (collateralized by $180,871 of U.S. Treasury, 2.29%(e), due
	2/15/2044; market value $96,900)	95,000
45,000	Credit Suisse First Boston, LLC, 0.32%, acquired 8/31/2016 and due on 9/01/2016
	at $45,000 (collateralized by $45,440 of U.S. Treasury, 1.38%(a), due
	8/31/2020; market value $45,905)	45,000
151,500	HSBC Bank USA, Inc., 0.27%, acquired 8/31/2016 and due on 9/01/2016 at
	$151,500 (collateralized by $92,810 of U.S. Treasury, 3.38%(a), due
	5/15/2044; $38,099 of U.S. Treasury, 0.39%(d), due 4/30/2017; combined
	market value $154,533)	151,500
	Total Repurchase Agreements (cost: $354,500)	354,500
	Total Investments (cost: $1,153,456)	$1,153,456

1 | USAA Treasury Money Market Trust

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Treasury Securities:
Notes	$10,005	$98,035	$	— $	108,040
Bills	—	690,916		—	690,916
Repurchase Agreements	—	354,500		—	354,500
Total	$10,005	$1,143,451	$	— $	1,153,456

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods

3 | USAA Treasury Money Market Trust

determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D .. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

Notes to Portfolio of Investments | 4

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,165,777,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(b) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

(c) U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after- inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

(d) Rates for U.S. Treasury floating rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

5 | USAA Treasury Money Market Trust

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA WORLD GROWTH FUND

AUGUST 31, 2016

(Form N-Q)

48051 -1016	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

August 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.5%)

COMMON STOCKS (99.5%)

Consumer Discretionary (17.2%)

Advertising (2.6%)

150,794	Omnicom Group, Inc.	$12,988
802,064	WPP plc	18,495
		31,483
	Apparel Retail (0.8%)
263,150	Urban Outfitters, Inc.*	9,434
	Apparel, Accessories & Luxury Goods (3.1%)
364,189	Burberry Group plc	6,236
145,160	Compagnie Financiere Richemont S.A.	8,361
5,925	Hermes International	2,502
124,565	LVMH Moet Hennessy Louis Vuitton SE	21,078
		38,177
	Auto Parts & Equipment (0.6%)
105,373	Delphi Automotive plc	7,446
	Automotive Retail (0.7%)
11,942	AutoZone, Inc.*	8,859
	Cable & Satellite (1.4%)
33,926	Charter Communications, Inc. "A"*	8,726
780,066	Sky plc	8,697
		17,423
	Casinos & Gaming (0.4%)
590,800	Sands China Ltd.	2,323
24,048	Wynn Resorts Ltd.	2,148
		4,471
	Motorcycle Manufacturers (0.5%)
117,449	Harley-Davidson, Inc.	6,189
	Movies & Entertainment (4.7%)
404,238	Time Warner, Inc.	31,696
264,024	Walt Disney Co.	24,940
		56,636
	Restaurants (1.8%)
730,824	Compass Group plc	13,838
135,799	Whitbread plc	7,440
		21,278
	Specialty Stores (0.6%)
285,271	Sally Beauty Holdings, Inc.*	7,765
	Total Consumer Discretionary	209,161

1 | USAA World Growth Fund

Market
Number	Value
of Shares Security	(000)

Consumer Staples (17.3%)

Brewers (2.4%)

1,046,829	Ambev S.A.	$6,221
113,658	Carlsberg A/S "B"	10,656
140,933	Heineken N.V.	12,592
		29,469
	Distillers & Vintners (3.6%)
829,095	Diageo plc	22,956
174,504	Pernod Ricard S.A.	20,029
		42,985
	Household Products (5.3%)
224,397	Colgate-Palmolive Co.	16,682
290,202	Reckitt Benckiser Group plc	28,024
622,950	Svenska Cellulosa AB "B"	19,146
		63,852
	Packaged Foods & Meat (6.0%)
291,348	DANONE S.A.	22,135
224,820	Kellogg Co.	18,482
407,726	Nestle S.A.	32,459
		73,076
	Total Consumer Staples	209,382
	Energy (1.2%)
	Oil & Gas Equipment & Services (1.2%)
112,429	National Oilwell Varco, Inc.	3,771
133,085	Schlumberger Ltd.	10,514
		14,285
	Total Energy	14,285
	Financials (11.6%)
	Asset Management & Custody Banks (5.2%)
499,883	Bank of New York Mellon Corp.	20,830
293,094	Franklin Resources, Inc.	10,698
148,834	Julius Baer Group Ltd.*	6,239
356,344	State Street Corp.	25,030
		62,797
	Consumer Finance (1.2%)
229,292	American Express Co.	15,037
	Diversified Banks (1.9%)
13,949	Credicorp Ltd.	2,186
170,241	Erste Group Bank AG*	4,782
769,153	Grupo Financiero Banorte S.A. "O"	4,145
107,894	Itau Unibanco Holding S.A. ADR	1,195
530,800	Kasikornbank Public Co. Ltd.	3,036
52,054	Komercni Banka A/S	1,762
726,962	Standard Chartered plc*	6,129
		23,235
	Diversified Capital Markets (1.3%)
1,116,746	UBS Group AG	16,146
	Investment Banking & Brokerage (1.1%)
79,836	Goldman Sachs Group, Inc.	13,529
	Reinsurance (0.4%)
49,204	Swiss Re AG	4,152

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Specialized Finance (0.5%)
73,339	Deutsche Boerse AG*	$6,266
	Total Financials	141,162
	Health Care (19.7%)
	Health Care Equipment (8.1%)
279,008	Medtronic plc	24,282
50,225	Sonova Holding AG	6,950
264,933	St. Jude Medical, Inc.	20,643
197,856	Stryker Corp.	22,884
186,413	Zimmer Biomet Holdings, Inc.	24,161
		98,920
	Health Care Supplies (2.1%)
71,823	Cooper Companies, Inc.	13,353
96,615	DENTSPLY SIRONA, Inc.	5,938
172,500	Hoya Corp.	6,684
		25,975
	Life Sciences Tools & Services (3.9%)
224,900	Thermo Fisher Scientific, Inc.	34,228
81,719	Waters Corp.*	12,855
		47,083
	Pharmaceuticals (5.6%)
292,666	Bayer AG	31,330
60,736	Johnson & Johnson	7,248
101,293	Merck KGaA	10,659
74,634	Roche Holding AG	18,197
		67,434
	Total Health Care	239,412
	Industrials (15.4%)
	Aerospace & Defense (4.7%)
260,191	Honeywell International, Inc.	30,367
83,858	MTU Aero Engines AG	8,527
173,561	United Technologies Corp.	18,472
		57,366
	Agricultural & Farm Machinery (0.5%)
438,000	Kubota Corp.	6,422
	Air Freight & Logistics (1.6%)
175,533	United Parcel Service, Inc. "B"	19,172
	Airport Services (0.5%)
37,489	Aena S.A.	5,300
	Electrical Components & Equipment (2.0%)
170,648	Legrand S.A.	10,224
201,600	Schneider Electric SE	13,737
		23,961
	Human Resource & Employment Services (0.7%)
147,874	Adecco S.A.	8,510
	Industrial Conglomerates (1.7%)
116,653	3M Co.	20,909
	Railroads (2.5%)
335,941	Canadian National Railway Co.	21,604
89,699	Union Pacific Corp.	8,569
		30,173

3 | USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Trading Companies & Distributors (1.2%)
77,618	Brenntag AG	$4,224
65,738	NOW, Inc.*	1,357
37,819	W.W. Grainger, Inc.	8,723
		14,304
	Total Industrials	186,117
	Information Technology (11.5%)
	Communications Equipment (0.8%)
284,469	Cisco Systems, Inc.	8,944
	Data Processing & Outsourced Services (2.6%)
154,973	PayPal Holdings, Inc.*	5,757
316,463	Visa, Inc. "A"	25,602
		31,359
	Electronic Components (0.7%)
137,200	Amphenol Corp. "A"	8,549
	Internet Software & Services (0.7%)
278,087	eBay, Inc.*	8,943
	IT Consulting & Other Services (2.9%)
236,786	Accenture plc "A"	27,230
132,329	Cognizant Technology Solutions Corp. "A"*	7,601
		34,831
	Semiconductors (0.8%)
158,544	Microchip Technology, Inc.	9,815
	Systems Software (2.3%)
89,885	Check Point Software Technologies Ltd.*	6,898
517,444	Oracle Corp.	21,329
		28,227
	Technology Hardware, Storage, & Peripherals (0.7%)
6,140	Samsung Electronics Co. Ltd.	8,921
	Total Information Technology	139,589
	Materials (5.6%)
	Fertilizers & Agricultural Chemicals (1.0%)
111,832	Monsanto Co.	11,910
	Industrial Gases (2.8%)
45,453	Air Liquide S.A.	4,985
110,270	Linde AG	18,887
87,179	Praxair, Inc.	10,639
		34,511
	Specialty Chemicals (1.8%)
209,641	Akzo Nobel N.V.	14,166
55,429	International Flavors & Fragrances, Inc.	7,682
		21,848
	Total Materials	68,269
	Total Common Stocks	1,207,377
	Total Equity Securities (cost: $804,162)	1,207,377

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (0.2%)

DISCOUNT NOTES (0.2%)

$ 2,216 Fannie Discount Note 0.00%(a) 9/01/2016 $ 2,216

Number of

Shares

MONEY MARKET FUNDS (0.0%)

431 State Street Institutional Liquid Reserves Fund Premier Class, 0.43%					(b)		1
Total Money Market Instruments (cost: $2,217)							2,217
Total Investments (cost: $806,379)							$1,209,594
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2		LEVEL 3		Total
Equity Securities:
Common Stocks	$1,207,377	$	— $			— $	1,207,377
Money Market Instruments:
Discount Notes	—		2,216			—	2,216
Money Market Funds	1		—			—	1
Total	$1,207,378		$2,216	$		— $	1,209,594

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2016, through August 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA World Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Institutional Shares (Institutional Shares), and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

6 | USAA World Growth Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

7 | USAA World Growth Fund

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Notes to Portfolio of Investments | 8

Gross unrealized appreciation and depreciation of investments as of August 31, 2016, were $429,877,000 and $26,662,000, respectively, resulting in net unrealized appreciation of $403,215,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,213,135,000 at August 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.2% of net assets at August 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase, which is less than 0.01%.

(b) Rate represents the money market fund annualized seven-day yield at August 31, 2016.

* Non-income-producing security.

9 | USAA World Growth Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2016

By:	/S/ DANIEL J. MAVICO
--------------------------------------------------------------
Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	10/27/2016
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	10/27/2016
------------------------------
By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	10/25/2016
------------------------------